NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
18,207 shares (cost $308,122)	$339,566
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
8,185 shares (cost $96,855)	92,656
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,741,259 shares (cost $20,220,509)	19,589,162
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
289 shares (cost $2,515)	2,053
VP Inflation Protection Fund - Class I (ACVIP1)
30,391 shares (cost $314,656)	302,691
Growth Fund - Class 1 (AFGF)
169,578 shares (cost $9,941,285)	11,534,666
High-Income Bond Fund - Class 1 (AFHY)
76,260 shares (cost $797,796)	700,825
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
64,219,615 shares (cost $750,628,213)	752,011,691
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
61,319 shares (cost $746,686)	755,449
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
640,228 shares (cost $4,590,522)	4,327,943
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
5,223,526 shares (cost $60,942,332)	60,436,200
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
6,063,982 shares (cost $63,500,751)	60,821,735
Global Allocation V.I. Fund - Class III (MLVGA3)
28,835,934 shares (cost $422,788,165)	376,020,585
Money Market Portfolio(TM) (CHSMM)
9,048,021 shares (cost $9,048,021)	9,048,021
VIP Value Series: Service Class (DWVVLS)
22,270 shares (cost $626,379)	636,022
VIP Small Cap Value Series: Service Class (DWVSVS)
884,018 shares (cost $34,062,947)	29,685,329
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,062,962 shares (cost $150,924,744)	219,833,821
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,316,083 shares (cost $112,304,681)	144,150,138
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,023,046 shares (cost $28,965,431)	39,448,636
Floating-Rate Income Fund (ETVFR)
2,881,240 shares (cost $26,293,366)	25,354,914
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
37,399 shares (cost $716,956)	723,674
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
737,366 shares (cost $8,498,811)	8,022,537
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
822 shares (cost $7,721)	7,591
VA Situs Fund (HVSIT)
1,208,731 shares (cost $25,068,851)	20,959,388
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,222,182 shares (cost $17,350,478)	14,556,191
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,612,570 shares (cost $16,354,357)	19,254,999
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
19,047 shares (cost $231,654)	194,276

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,312,704 shares (cost $13,128,739)	$13,376,455
Balanced Portfolio: Service Shares (JABS)
321,358 shares (cost $9,433,528)	10,158,112
Enterprise Portfolio: Service Shares (JAMGS)
4,569 shares (cost $262,189)	249,803
Flexible Bond Portfolio: Service Shares (JAFBS)
1,481,254 shares (cost $19,023,002)	18,752,677
Forty Portfolio: Service Shares (JACAS)
4,199,744 shares (cost $152,540,530)	147,327,035
Global Technology Portfolio: Service Shares (JAGTS)
7,458,989 shares (cost $59,712,607)	57,807,165
Overseas Portfolio: Service Shares (JAIGS)
1,841,205 shares (cost $68,309,780)	51,259,153
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,019,920 shares (cost $20,372,380)	16,012,748
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
379,559 shares (cost $6,633,869)	6,156,442
New Discovery Series - Service Class (MNDSC)
1,657,520 shares (cost $28,340,642)	23,951,158
Utilities Series - Service Class (MVUSC)
5,329 shares (cost $174,610)	134,026
Value Series - Service Class (MVFSC)
19,794,457 shares (cost $253,709,261)	358,675,568
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
9,415,878 shares (cost $182,144,763)	208,373,388
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
180,317 shares (cost $1,449,890)	1,271,235
Core Plus Fixed Income Portfolio - Class I (MSVFI)
201,863 shares (cost $2,141,390)	2,069,091
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,130,457 shares (cost $11,550,989)	11,553,270
Emerging Markets Debt Portfolio - Class I (MSEM)
247,752 shares (cost $1,888,277)	1,845,754
Emerging Markets Debt Portfolio - Class II (MSEMB)
81,224 shares (cost $632,030)	601,054
Global Real Estate Portfolio - Class II (VKVGR2)
39,557 shares (cost $407,350)	402,690
U.S. Real Estate Portfolio - Class I (MSVRE)
1,416 shares (cost $20,438)	28,719
U.S. Real Estate Portfolio - Class II (MSVREB)
176 shares (cost $2,745)	3,558
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
7,151,673 shares (cost $71,381,444)	64,293,544
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
63,511,055 shares (cost $627,167,455)	594,463,473
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,922,188 shares (cost $44,487,721)	45,030,918
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,078,318 shares (cost $156,663,468)	154,500,612
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
228,441,141 shares (cost $4,085,267,249)	5,391,210,939
American Funds NVIT Bond Fund - Class II (GVABD2)
173,378,152 shares (cost $1,936,098,514)	1,966,108,245
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
8,825,395 shares (cost $214,606,185)	260,172,653
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,827,808 shares (cost $288,872,467)	416,688,147

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
39,807,072 shares (cost $1,662,033,056)	$2,181,825,617
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,357,906 shares (cost $70,284,126)	62,665,333
NVIT Emerging Markets Fund - Class I (GEM)
938,869 shares (cost $10,674,981)	8,600,042
NVIT Emerging Markets Fund - Class II (GEM2)
5,630,778 shares (cost $63,723,053)	50,958,544
NVIT International Equity Fund - Class I (GIG)
1,966,794 shares (cost $21,005,293)	18,763,219
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
4,221,806 shares (cost $41,098,441)	39,980,502
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,892,041 shares (cost $67,972,318)	71,422,969
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,839,258 shares (cost $27,586,189)	25,411,357
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
184,670 shares (cost $2,672,094)	2,472,734
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,378,712 shares (cost $91,910,943)	125,487,166
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
6,783,615 shares (cost $69,230,919)	64,715,690
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
193,880,080 shares (cost $2,009,980,493)	2,126,864,473
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
251,421,491 shares (cost $2,544,912,635)	2,697,752,599
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
70,678,850 shares (cost $748,418,656)	708,908,863
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
248,846,880 shares (cost $2,558,129,809)	2,699,988,651
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,473,002 shares (cost $378,419,699)	366,262,978
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,291,405 shares (cost $816,783,497)	820,061,807
NVIT Core Bond Fund - Class I (NVCBD1)
273,710 shares (cost $3,030,141)	2,863,008
NVIT Core Bond Fund - Class II (NVCBD2)
9,204,234 shares (cost $100,038,043)	96,000,162
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,908,806 shares (cost $68,062,512)	65,587,751
NVIT Nationwide Fund - Class I (TRF)
8,362,721 shares (cost $87,144,694)	121,844,843
NVIT Nationwide Fund - Class II (TRF2)
8,299,466 shares (cost $69,539,965)	120,425,252
NVIT Government Bond Fund - Class I (GBF)
21,816,940 shares (cost $250,425,719)	236,931,970
American Century NVIT Growth Fund - Class I (CAF)
1,709,128 shares (cost $20,726,087)	34,695,305
American Century NVIT Growth Fund -Class II (CAF2)
4,853,745 shares (cost $59,050,597)	58,924,464
NVIT International Index Fund - Class II (GVIX2)
34,398 shares (cost $327,619)	298,921
NVIT International Index Fund - Class VIII (GVIX8)
5,872,662 shares (cost $53,504,709)	50,857,249
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
14,552,614 shares (cost $136,886,944)	183,508,461
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
89,165,862 shares (cost $1,235,140,137)	1,323,221,389

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,954,055 shares (cost $1,265,935,236)	$1,442,309,038
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
65,292,194 shares (cost $675,803,905)	647,698,564
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
194,638,616 shares (cost $2,173,089,349)	2,440,768,241
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
65,333,112 shares (cost $693,362,459)	868,277,063
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,990,364 shares (cost $775,023,134)	808,733,233
NVIT Mid Cap Index Fund - Class I (MCIF)
6,926,407 shares (cost $137,781,387)	155,497,844
NVIT Money Market Fund - Class I (SAM)
591,809,677 shares (cost $591,809,677)	591,809,677
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,556,236 shares (cost $30,295,274)	26,226,978
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
11,869,173 shares (cost $107,428,438)	121,540,328
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
352,942 shares (cost $3,941,925)	3,331,768
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,948,046 shares (cost $65,226,949)	55,733,193
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
746,323 shares (cost $8,753,173)	9,418,591
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,358,379 shares (cost $97,951,575)	117,260,489
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,935 shares (cost $4,462,785)	3,923,590
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
7,829,943 shares (cost $82,009,000)	77,594,737
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,655,779 shares (cost $145,756,017)	168,299,624
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,592,703 shares (cost $126,424,750)	121,143,743
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
19,070 shares (cost $222,063)	191,275
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,984,224 shares (cost $274,277,506)	271,461,296
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
350,944 shares (cost $6,981,515)	6,443,338
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,707,175 shares (cost $34,302,380)	29,892,626
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,268,599 shares (cost $25,534,191)	29,900,139
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,657,421 shares (cost $35,896,163)	34,333,880
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,175,185 shares (cost $57,838,092)	65,377,064
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,065,670 shares (cost $36,644,952)	40,900,266
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,614,466 shares (cost $213,949,088)	204,973,563
NVIT Short Term Bond Fund - Class II (NVSTB2)
12,250,256 shares (cost $128,088,268)	124,462,604
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,890,212 shares (cost $282,185,598)	337,635,331

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Large Cap Growth Fund - Class II (NVOLG2)
11,039,949 shares (cost $187,061,629)	$219,805,394
Templeton NVIT International Value Fund - Class III (NVTIV3)
19,141,463 shares (cost $230,767,674)	208,259,123
Invesco NVIT Comstock Value Fund - Class I (EIF)
17,837 shares (cost $285,751)	273,084
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,676,805 shares (cost $119,564,446)	162,180,668
NVIT Real Estate Fund - Class I (NVRE1)
8,258,224 shares (cost $67,056,443)	53,595,873
NVIT Real Estate Fund - Class II (NVRE2)
14,546,928 shares (cost $119,321,141)	93,391,280
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
461,528 shares (cost $5,307,602)	5,086,033
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
173,613 shares (cost $1,974,266)	1,861,136
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
95,713,366 shares (cost $1,015,538,315)	935,119,581
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
47,303,348 shares (cost $501,489,873)	464,991,910
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
66,960,213 shares (cost $709,059,502)	671,610,938
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
34,317,583 shares (cost $362,273,975)	345,921,240
NVIT Small Cap Index Fund Class II (NVSIX2)
3,252,179 shares (cost $43,871,172)	38,863,543
NVIT S&P 500 Index Fund Class II (GVEX2)
20,847,713 shares (cost $288,371,536)	290,408,639
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
5,255,173 shares (cost $50,200,333)	49,503,728
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,192,551 shares (cost $13,629,211)	12,569,484
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
1,035,615 shares (cost $12,142,646)	10,832,535
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
839,918 shares (cost $10,044,298)	8,995,526
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
12,394 shares (cost $133,122)	130,629
Real Return Portfolio - Advisor Class (PMVRA)
11,420 shares (cost $146,803)	136,235
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
47,782 shares (cost $581,327)	519,395
VPS Growth and Income Portfolio - Class B (ALVGIB)
179,825 shares (cost $3,511,127)	5,355,181
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
17,402 shares (cost $356,265)	300,880
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,276,449 shares (cost $99,389,746)	90,491,108
VP Balanced Fund - Class I (ACVB)
4,513,999 shares (cost $30,113,685)	31,282,012
VP Capital Appreciation Fund - Class I (ACVCA)
4,277 shares (cost $62,272)	64,234
VP Income & Growth Fund - Class I (ACVIG)
1,638,022 shares (cost $11,658,241)	14,037,850
VP Income & Growth Fund - Class II (ACVIG2)
421,990 shares (cost $3,092,874)	3,616,459

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)
22,009,841 shares (cost $245,177,883)	$218,777,823
VP International Fund - Class I (ACVI)
777 shares (cost $8,205)	7,781
VP Mid Cap Value Fund - Class I (ACVMV1)
439,148 shares (cost $7,493,173)	8,075,934
VP Mid Cap Value Fund - Class II (ACVMV2)
6,834,531 shares (cost $112,097,495)	125,755,361
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,245,828 shares (cost $25,959,291)	23,521,235
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,564,505 shares (cost $63,938,224)	76,272,873
Appreciation Portfolio - Initial Shares (DCAP)
592,941 shares (cost $23,551,967)	26,818,707
Appreciation Portfolio - Service Shares (DCAPS)
2,317,264 shares (cost $94,478,908)	104,184,178
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
21,526 shares (cost $834,781)	966,506
Growth and Income Portfolio - Initial Shares (DGI)
456,546 shares (cost $9,980,578)	13,687,239
Managed Tail Risk Fund II: Service Shares (FCA2S)
152,988 shares (cost $902,161)	780,239
Quality Bond Fund II - Primary Shares (FQB)
661,668 shares (cost $7,496,569)	7,258,496
Quality Bond Fund II - Service Shares (FQBS)
2,027,126 shares (cost $22,546,250)	22,156,489
Equity-Income Portfolio - Initial Class (FEIP)
14,477,419 shares (cost $320,347,142)	296,207,994
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
441,877 shares (cost $4,026,765)	6,469,080
High Income Portfolio - Initial Class (FHIP)
9,257,892 shares (cost $48,585,160)	45,826,567
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,181,260 shares (cost $105,287,417)	113,176,662
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,389,008 shares (cost $92,446,597)	68,073,513
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,261,076 shares (cost $269,686,260)	265,751,971
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
454,742 shares (cost $5,369,227)	5,520,571
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
18,107,398 shares (cost $199,991,904)	218,737,367
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
803,299 shares (cost $9,413,949)	9,968,938
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
36,613,671 shares (cost $390,703,702)	453,277,241
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
782,675 shares (cost $8,962,475)	9,908,661
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,784,757 shares (cost $59,416,305)	60,383,627
VIP Growth Portfolio - Initial Class (FGP)
5,484,793 shares (cost $165,864,159)	360,625,141
VIP Growth Portfolio - Service Class 2 (FG2)
4,456,733 shares (cost $234,060,083)	289,732,242
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,267,944 shares (cost $16,373,944)	15,519,636

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
26,577,044 shares (cost $334,811,702)	$321,316,458
VIP Mid Cap Portfolio - Service Class (FMCS)
622,374 shares (cost $20,600,472)	20,171,128
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,247,736 shares (cost $245,044,168)	262,525,446
VIP Overseas Portfolio - Initial Class (FOP)
3,311,086 shares (cost $65,307,543)	63,175,525
VIP Overseas Portfolio - Service Class 2 (FO2)
4,635,957 shares (cost $93,645,251)	87,665,953
VIP Value Strategies Portfolio - Service Class (FVSS)
328,797 shares (cost $3,499,407)	4,774,138
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,534,474 shares (cost $250,422,213)	234,789,528
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,605,372 shares (cost $33,124,093)	39,684,802
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,472,534 shares (cost $90,066,617)	96,754,393
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
33,169 shares (cost $736,414)	642,488
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,532,322 shares (cost $14,500,361)	9,684,276
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,290,315 shares (cost $56,130,943)	43,432,159
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,989,998 shares (cost $147,263,248)	126,241,974
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,241,792 shares (cost $98,485,294)	89,382,095
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
42,342 shares (cost $497,152)	432,311
Franklin High Income Securities Fund: Class 2 (FTVHI2)
28,598 shares (cost $169,276)	155,574
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
10,382 shares (cost $139,932)	119,600
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,481,597 shares (cost $104,400,135)	99,746,402
International Portfolio - S Class Shares (AMINS)
8,616 shares (cost $97,010)	96,068
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
580 shares (cost $13,746)	13,176
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
147,329 shares (cost $3,283,112)	3,145,480
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
886 shares (cost $9,909)	11,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,000,798 shares (cost $15,794,467)	21,477,118
International Growth Fund/VA- Service Shares (OVIGS)
11,805,449 shares (cost $28,982,062)	27,034,478
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,155,924 shares (cost $31,296,927)	31,174,657
Core Bond Fund/VA - Non-Service Shares (OVB)
3,033,399 shares (cost $26,241,371)	23,387,504
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,796,647 shares (cost $131,420,925)	144,272,574
Global Securities Fund/VA - Service Class (OVGSS)
2,914,297 shares (cost $117,770,406)	109,548,427

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

International Growth Fund/VA - Non-Service Shares (OVIG)
271,681 shares (cost $653,390)	$597,698
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
403,256 shares (cost $9,573,047)	11,791,218
Main Street Fund(R)/VA - Service Class (OVGIS)
6,767,086 shares (cost $137,682,325)	196,110,143
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
316,418 shares (cost $8,093,348)	6,746,041
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,309,694 shares (cost $97,257,945)	90,719,062
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
138,107 shares (cost $8,896,683)	10,613,497
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
382,839 shares (cost $2,027,584)	1,868,253
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,864,965 shares (cost $10,373,003)	9,324,827
All Asset Portfolio - Advisor Class (PMVAAD)
4,519,914 shares (cost $50,579,419)	41,538,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,086,762 shares (cost $23,043,499)	20,053,780
Low Duration Portfolio - Advisor Class (PMVLAD)
40,722,383 shares (cost $429,742,519)	417,404,426
Total Return Portfolio - Advisor Class (PMVTRD)
29,421,098 shares (cost $333,370,640)	311,275,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,079 shares (cost $102,728)	63,459
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
395,393 shares (cost $5,129,538)	4,626,104
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
11,813 shares (cost $90,638)	85,765
VT Growth & Income Fund: Class IB (PVGIB)
82,825 shares (cost $1,377,221)	1,965,426
VT International Equity Fund: Class IB (PVTIGB)
16,186 shares (cost $215,509)	211,551
VT Voyager Fund: Class IB (PVTVB)
26,556 shares (cost $1,275,719)	1,161,032
VI American Franchise Fund - Series II Shares (ACEG2)
97,387 shares (cost $4,657,353)	5,439,051
Diversified Stock Fund Class A Shares (VYDS)
29,717 shares (cost $235,043)	378,890
Small-Cap Portfolio - Investment Class (ROCSC)
34,139 shares (cost $411,536)	287,789
Variable Fund - Multi-Hedge Strategies (RVARS)
645,189 shares (cost $15,088,373)	15,542,607
Health Sciences Portfolio - II (TRHS2)
7,685,344 shares (cost $254,485,710)	289,506,916
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,230,571 shares (cost $32,503,262)	20,119,838
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,048,588 shares (cost $11,067,049)	8,000,726
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,691,589 shares (cost $21,486,503)	17,761,681
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,045,333 shares (cost $31,441,238)	17,645,213
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,895,441 shares (cost $10,220,383)	9,959,027

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
452,211 shares (cost $2,407,437)	$2,365,876
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,192,944 shares (cost $6,414,646)	6,406,827
Variable Insurance Portfolios - Asset Strategy (WRASP)
27,929,368 shares (cost $300,159,818)	231,919,887
Variable Insurance Portfolios - High Income (WRHIP)
23,960,611 shares (cost $93,701,584)	80,299,197
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,701,537 shares (cost $67,284,651)	63,141,215
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
8,846 shares (cost $50,036)	44,661
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
660,482 shares (cost $3,607,318)	3,404,254
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,813,561 shares (cost $31,724,310)	31,022,323
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,293,671 shares (cost $52,229,478)	51,134,710
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,414,755 shares (cost $7,771,861)	7,500,321
Advantage VT Discovery Fund (SVDF)
1,404 shares (cost $29,795)	36,487
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,694 shares (cost $194,247)	267,891
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,630,038 shares (cost $86,359,638)	73,873,125
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,418 shares (cost $305,848)	305,655
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,465 shares (cost $33,082)	33,010

Total Investments	$45,303,781,661

Other Accounts Receivable	15,709
Accounts Receivable - VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	3
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	11,649
Accounts Receivable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	3
Accounts Receivable - U.S. Real Estate Portfolio - Class II (MSVREB)	3
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,989
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	109
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	18,553
Accounts Receivable - Advantage VT Discovery Fund (SVDF)	19
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	395
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(1,018)
Accounts Payable - VP International Fund - Class I (ACVI)	(170)
Accounts Payable - High-Income Bond Fund - Class 1 (AFHY)	(210)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(458)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(17,996)
Accounts Payable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	(80,204)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(301)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(6,973)

$45,303,722,763

Contract Owners’ Equity:
Accumulation units	45,293,727,890
Contracts in payout (annuitization) period (note 1f)	9,994,873

Total Contract Owners’ Equity (note 5)	$45,303,722,763

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY
Reinvested dividends	$810,279,041	$-	$1,008	$132,527	$20	$5,379	$101,158	$45,737
Mortality and expense risk charges (note 2)	(695,229,568)	(5,421)	(541)	(363,041)	(1)	(1,002)	(166,008)	(10,853)

Net investment income (loss)	115,049,473	(5,421)	467	(230,514)	19	4,377	(64,850)	34,884

Realized gain (loss) on investments	715,046,581	76,986	(1,845)	132,065	-	(1,098)	650,422	(45,635)
Change in unrealized gain (loss) on investments	(3,888,840,243)	(84,847)	(2,427)	(1,035,108)	(463)	(9,401)	(2,487,967)	(48,675)

Net gain (loss) on investments	(3,173,793,662)	(7,861)	(4,272)	(903,043)	(463)	(10,499)	(1,837,545)	(94,310)

Reinvested capital gains	2,072,504,919	-	2,024	350,324	53	-	2,629,053	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(986,239,270)	$(13,282)	$(1,781)	$(783,233)	$(391)	$(6,122)	$726,658	$(59,426)

Investment Activity:	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS
Reinvested dividends	$11,646,860	$13,297	$71,760	$229,647	$328,798	$3,953,284	$819	$10,351
Mortality and expense risk charges (note 2)	(12,212,827)	(10,968)	(24,236)	(206,126)	(202,756)	(6,061,332)	(67,806)	(2,819)

Net investment income (loss)	(565,967)	2,329	47,524	23,521	126,042	(2,108,048)	(66,987)	7,532

Realized gain (loss) on investments	7,780,829	10,994	(48,515)	(3,441)	(65)	655,937	-	35,189
Change in unrealized gain (loss) on investments	(43,936,816)	(14,714)	(262,579)	(506,132)	(2,679,017)	(32,178,937)	-	(53,733)

Net gain (loss) on investments	(36,155,987)	(3,720)	(311,094)	(509,573)	(2,679,082)	(31,523,000)	-	(18,544)

Reinvested capital gains	16,575,282	7,231	28,929	-	2,897,235	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,146,672)	$5,840	$(234,641)	$(486,052)	$344,195	$(10,747,639)	$(66,987)	$(11,012)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA
Reinvested dividends	$130,878	$4,197,704	$2,361,413	$458,357	$750,005	$12,111	$7,083	$66
Mortality and expense risk charges (note 2)	(461,537)	(3,110,859)	(2,296,701)	(570,792)	(372,238)	(3,895)	(129,438)	(3)

Net investment income (loss)	(330,659)	1,086,845	64,712	(112,435)	377,767	8,216	(122,355)	63

Realized gain (loss) on investments	(512,105)	10,158,110	15,507,620	2,721,538	(672,152)	27,094	18,038	-
Change in unrealized gain (loss) on investments	(4,593,320)	(18,228,110)	(20,504,146)	(10,242,321)	(608,286)	(27,809)	(699,350)	(130)

Net gain (loss) on investments	(5,105,425)	(8,070,000)	(4,996,526)	(7,520,783)	(1,280,438)	(715)	(681,312)	(130)

Reinvested capital gains	2,936,934	6,578,081	4,349,725	5,750,032	-	15,495	175,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,499,150)	$(405,074)	$(582,089)	$(1,883,186)	$(902,671)	$22,996	$(628,105)	$(67)

Investment Activity:	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$127,720	$16,610	$-	$8,281	$163,278	$175,658	$1,476	$159,116
Mortality and expense risk charges (note 2)	(385,027)	(255,308)	(314,142)	(953)	(214,315)	(146,750)	(797)	(84,747)

Net investment income (loss)	(257,307)	(238,698)	(314,142)	7,328	(51,037)	28,908	679	74,369

Realized gain (loss) on investments	2,529,167	(112,118)	1,832,658	(1,749)	1,604,526	387,316	1,739	(14,276)
Change in unrealized gain (loss) on investments	(7,547,045)	(2,104,904)	(2,946,201)	(31,594)	(3,370,731)	(823,604)	(21,154)	(270,325)

Net gain (loss) on investments	(5,017,878)	(2,217,022)	(1,113,543)	(33,343)	(1,766,205)	(436,288)	(19,415)	(284,601)

Reinvested capital gains	3,208,344	1,515,376	1,477,223	17,239	1,247,580	321,432	20,676	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,066,841)	$(940,344)	$49,538	$(8,776)	$(569,662)	$(85,948)	$1,940	$(204,875)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC
Reinvested dividends	$1,799,653	$366,528	$292,982	$210,938	$30,784	$-	$5,736	$7,674,465
Mortality and expense risk charges (note 2)	(2,215,473)	(714,566)	(839,895)	(271,630)	(76,867)	(397,079)	(731)	(5,746,141)

Net investment income (loss)	(415,820)	(348,038)	(546,913)	(60,692)	(46,083)	(397,079)	5,005	1,928,324

Realized gain (loss) on investments	4,981,707	1,959,801	(4,817,366)	(1,396,345)	(41,580)	(346,348)	1,200	21,261,691
Change in unrealized gain (loss) on investments	(18,298,004)	(6,872,347)	(2,113,532)	(2,683,319)	(477,426)	(1,114,993)	(39,513)	(53,561,941)

Net gain (loss) on investments	(13,316,297)	(4,912,546)	(6,930,898)	(4,079,664)	(519,006)	(1,461,341)	(38,313)	(32,300,250)

Reinvested capital gains	28,173,307	6,037,314	1,715,089	46,452	388,726	803,316	10,068	21,634,866

Net increase (decrease) in contract owners’ equity resulting from operations	$14,441,190	$776,730	$(5,762,722)	$(4,093,904)	$(176,363)	$(1,055,104)	$(23,240)	$(8,737,060)

Investment Activity:	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$3,627,812	$8,316	$84,863	$425,745	$110,396	$43,220	$5,702	$388
Mortality and expense risk charges (note 2)	(3,123,691)	(8,458)	(31,140)	(205,004)	(27,675)	(9,060)	(5,722)	(410)

Net investment income (loss)	504,121	(142)	53,723	220,741	82,721	34,160	(20)	(22)

Realized gain (loss) on investments	4,481,833	(18,215)	2,991	482,248	(25,901)	(9,702)	8,790	1,183
Change in unrealized gain (loss) on investments	166,288	(178,655)	(102,658)	(997,854)	(105,836)	(41,147)	(19,965)	(903)

Net gain (loss) on investments	4,648,121	(196,870)	(99,667)	(515,606)	(131,737)	(50,849)	(11,175)	280

Reinvested capital gains	2,075,885	55,067	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,228,127	$(141,945)	$(45,944)	$(294,865)	$(49,016)	$(16,689)	$(11,195)	$258

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$45	$1,167,378	$10,011,975	$1,167,595	$3,700,147	$77,065,869	$26,870,457	$1,653,231
Mortality and expense risk charges (note 2)	(51)	(654,346)	(6,081,955)	(675,957)	(2,561,482)	(81,420,610)	(28,971,327)	(3,913,187)

Net investment income (loss)	(6)	513,032	3,930,020	491,638	1,138,665	(4,354,741)	(2,100,870)	(2,259,956)

Realized gain (loss) on investments	134	42,596	(16,148)	2,028,457	5,596,414	18,470,222	2,330,621	6,575,786
Change in unrealized gain (loss) on investments	(113)	(7,148,929)	(31,990,949)	(11,555,231)	(37,337,540)	(283,948,301)	(35,933,450)	(16,328,118)

Net gain (loss) on investments	21	(7,106,333)	(32,007,097)	(9,526,774)	(31,741,126)	(265,478,079)	(33,602,829)	(9,752,332)

Reinvested capital gains	-	5,389,473	9,981,435	6,180,911	20,754,318	239,162,576	825,067	22,947,058

Net increase (decrease) in contract owners’ equity resulting from operations	$15	$(1,203,828)	$(18,095,642)	$(2,854,225)	$(9,848,143)	$(30,670,244)	$(34,878,632)	$10,934,770

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1
Reinvested dividends	$2,914,976	$18,005,957	$3,599,645	$85,865	$268,795	$101,703	$117,587	$583,371
Mortality and expense risk charges (note 2)	(6,307,192)	(32,165,120)	(1,137,725)	(141,029)	(938,440)	(283,399)	(660,028)	(1,035,977)

Net investment income (loss)	(3,392,216)	(14,159,163)	2,461,920	(55,164)	(669,645)	(181,696)	(542,441)	(452,606)

Realized gain (loss) on investments	4,309,748	48,687,860	(1,533,306)	(185,969)	(758,940)	(95,637)	1,222,651	2,283,635
Change in unrealized gain (loss) on investments	5,961,159	(190,942,620)	(4,392,847)	(1,638,784)	(10,023,634)	(1,282,973)	(4,318,932)	(10,180,236)

Net gain (loss) on investments	10,270,907	(142,254,760)	(5,926,153)	(1,824,753)	(10,782,574)	(1,378,610)	(3,096,281)	(7,896,601)

Reinvested capital gains	10,724,594	145,358,132	628,292	-	-	760,221	1,557,868	6,577,065

Net increase (decrease) in contract owners’ equity resulting from operations	$17,603,285	$(11,055,791)	$(2,835,941)	$(1,879,917)	$(11,452,219)	$(800,085)	$(2,080,854)	$(1,772,142)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$181,699	$22,031	$1,008,016	$1,778,509	$57,320,967	$85,886,665	$15,473,494	$79,968,533
Mortality and expense risk charges (note 2)	(428,733)	(35,196)	(2,095,383)	(1,090,712)	(32,463,885)	(43,903,581)	(11,283,956)	(43,181,583)

Net investment income (loss)	(247,034)	(13,165)	(1,087,367)	687,797	24,857,082	41,983,084	4,189,538	36,786,950

Realized gain (loss) on investments	1,066,135	95,800	17,337,208	763,231	19,280,665	67,939,620	1,061,098	60,530,742
Change in unrealized gain (loss) on investments	(3,818,044)	(563,519)	(41,218,544)	(9,073,506)	(179,322,385)	(379,060,445)	(43,809,433)	(328,119,684)

Net gain (loss) on investments	(2,751,909)	(467,719)	(23,881,336)	(8,310,275)	(160,041,720)	(311,120,825)	(42,748,335)	(267,588,942)

Reinvested capital gains	2,323,208	447,658	22,445,657	5,195,923	78,936,748	191,007,607	22,236,000	160,298,107

Net increase (decrease) in contract owners’ equity resulting from operations	$(675,735)	$(33,226)	$(2,523,046)	$(2,426,555)	$(56,247,890)	$(78,130,134)	$(16,322,797)	$(70,503,885)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF
Reinvested dividends	$11,786,293	$20,976,452	$89,255	$2,744,778	$1,046,983	$1,544,908	$1,205,129	$4,314,100
Mortality and expense risk charges (note 2)	(6,163,415)	(12,867,848)	(39,866)	(1,554,164)	(1,040,592)	(1,725,050)	(1,993,704)	(3,795,089)

Net investment income (loss)	5,622,878	8,108,604	49,389	1,190,614	6,391	(180,142)	(788,575)	519,011

Realized gain (loss) on investments	14,946,291	9,387,756	(37,777)	1,059,230	248,536	7,022,013	17,803,758	(3,942,185)
Change in unrealized gain (loss) on investments	(69,248,020)	(71,733,395)	(82,597)	(5,124,417)	(2,234,319)	(7,140,315)	(17,632,236)	(365,559)

Net gain (loss) on investments	(54,301,729)	(62,345,639)	(120,374)	(4,065,187)	(1,985,783)	(118,302)	171,522	(4,307,744)

Reinvested capital gains	37,235,720	32,846,994	14,151	465,570	565,433	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,443,131)	$(21,390,041)	$(56,834)	$(2,409,003)	$(1,413,959)	$(298,444)	$(617,053)	$(3,788,733)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$125,006	$282,636	$6,062	$1,036,609	$2,744,330	$22,530,344	$23,058,258	$11,411,305
Mortality and expense risk charges (note 2)	(481,625)	(878,307)	(801)	(763,332)	(3,481,066)	(19,146,251)	(22,239,983)	(10,060,548)

Net investment income (loss)	(356,619)	(595,671)	5,261	273,277	(736,736)	3,384,093	818,275	1,350,757

Realized gain (loss) on investments	2,934,948	2,678,690	(220)	425,018	11,317,399	6,008,052	19,324,185	4,040,154
Change in unrealized gain (loss) on investments	(5,756,721)	(11,043,400)	(23,107)	(2,741,897)	(15,640,057)	(60,557,142)	(103,880,900)	(35,885,681)

Net gain (loss) on investments	(2,821,773)	(8,364,710)	(23,327)	(2,316,879)	(4,322,658)	(54,549,090)	(84,556,715)	(31,845,527)

Reinvested capital gains	4,400,333	10,363,172	-	-	-	28,288,627	54,153,455	22,699,716

Net increase (decrease) in contract owners’ equity resulting from operations	$1,221,941	$1,402,791	$(18,066)	$(2,043,602)	$(5,059,394)	$(22,876,370)	$(29,584,985)	$(7,795,054)

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI
Reinvested dividends	$40,599,274	$13,397,277	$13,906,720	$1,797,119	$-	$200,323	$164,528	$47,133
Mortality and expense risk charges (note 2)	(39,123,281)	(14,601,296)	(12,709,889)	(2,422,376)	(8,885,609)	(392,422)	(2,048,944)	(52,242)

Net investment income (loss)	1,475,993	(1,204,019)	1,196,831	(625,257)	(8,885,609)	(192,099)	(1,884,416)	(5,109)

Realized gain (loss) on investments	29,790,149	4,874,626	1,154,754	4,674,730	-	(473,765)	7,433,694	(87,550)
Change in unrealized gain (loss) on investments	(178,957,130)	(40,025,195)	(57,660,234)	(21,463,649)	-	(1,430,916)	(15,096,482)	(137,788)

Net gain (loss) on investments	(149,166,981)	(35,150,569)	(56,505,480)	(16,788,919)	-	(1,904,681)	(7,662,788)	(225,338)

Reinvested capital gains	103,683,861	17,642,366	42,834,930	10,786,863	-	1,671,234	7,582,195	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(44,007,127)	$(18,712,222)	$(12,473,719)	$(6,627,313)	$(8,885,609)	$(425,546)	$(1,965,009)	$(230,447)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1
Reinvested dividends	$612,944	$45,223	$269,448	$53,914	$810,156	$-	$-	$2,630
Mortality and expense risk charges (note 2)	(935,100)	(132,274)	(1,905,443)	(59,168)	(1,276,578)	(2,494,312)	(1,953,658)	(494)

Net investment income (loss)	(322,156)	(87,051)	(1,635,995)	(5,254)	(466,422)	(2,494,312)	(1,953,658)	2,136

Realized gain (loss) on investments	(821,442)	665,197	5,629,371	234,531	3,801,663	8,901,732	11,269,395	(566)
Change in unrealized gain (loss) on investments	(2,470,437)	(1,179,049)	(12,340,964)	(853,480)	(15,948,957)	(34,582,047)	(30,161,027)	(28,740)

Net gain (loss) on investments	(3,291,879)	(513,852)	(6,711,593)	(618,949)	(12,147,294)	(25,680,315)	(18,891,632)	(29,306)

Reinvested capital gains	-	821,934	10,103,987	447,303	8,726,395	26,430,173	18,501,772	17,899

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,614,035)	$221,031	$1,756,399	$(176,900)	$(3,887,321)	$(1,744,454)	$(2,343,518)	$(9,271)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$3,426,301	$-	$-	$224,519	$171,363	$262,115	$60,652	$4,346,700
Mortality and expense risk charges (note 2)	(4,242,651)	(91,067)	(467,770)	(438,401)	(564,046)	(959,944)	(666,060)	(3,385,537)

Net investment income (loss)	(816,350)	(91,067)	(467,770)	(213,882)	(392,683)	(697,829)	(605,408)	961,163

Realized gain (loss) on investments	12,067,462	439,861	1,713,335	1,461,001	2,560,708	(111,166)	2,589,914	1,392,417
Change in unrealized gain (loss) on investments	(55,108,309)	(1,289,711)	(6,053,921)	(6,989,370)	(8,756,046)	(8,129,629)	(7,852,110)	(12,113,690)

Net gain (loss) on investments	(43,040,847)	(849,850)	(4,340,586)	(5,528,369)	(6,195,338)	(8,240,795)	(5,262,196)	(10,721,273)

Reinvested capital gains	31,638,836	885,231	4,111,796	3,326,681	3,744,791	7,099,747	4,545,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,218,361)	$(55,686)	$(696,560)	$(2,415,570)	$(2,843,230)	$(1,838,877)	$(1,322,505)	$(9,760,110)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2
Reinvested dividends	$2,117,121	$2,178,242	$832,639	$4,127,884	$4,534	$2,684,916	$1,534,353	$2,488,898
Mortality and expense risk charges (note 2)	(1,985,375)	(4,748,852)	(3,346,932)	(3,485,048)	(1,494)	(2,717,373)	(819,396)	(1,645,608)

Net investment income (loss)	131,746	(2,570,610)	(2,514,293)	642,836	3,040	(32,457)	714,957	843,290

Realized gain (loss) on investments	91,825	15,603,228	11,423,653	2,711,967	29,599	10,854,539	2,846,482	(5,246,518)
Change in unrealized gain (loss) on investments	(2,686,972)	(52,473,325)	(34,484,239)	(23,722,618)	(48,640)	(24,683,589)	(16,630,408)	(18,792,494)

Net gain (loss) on investments	(2,595,147)	(36,870,097)	(23,060,586)	(21,010,651)	(19,041)	(13,829,050)	(13,783,926)	(24,039,012)

Reinvested capital gains	-	52,776,618	33,134,851	9,914,233	-	-	8,695,049	14,885,766

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,463,401)	$13,335,911	$7,559,972	$(10,453,582)	$(16,001)	$(13,861,507)	$(4,373,920)	$(8,309,956)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$82,555	$29,708	$10,566,972	$5,690,925	$10,885,736	$5,248,018	$434,822	$4,896,531
Mortality and expense risk charges (note 2)	(44,584)	(8,737)	(13,426,168)	(6,667,105)	(8,840,533)	(4,760,296)	(556,140)	(3,998,883)

Net investment income (loss)	37,971	20,971	(2,859,196)	(976,180)	2,045,203	487,722	(121,318)	897,648

Realized gain (loss) on investments	(4,599)	(7,089)	(63,002)	288,885	92,274	210,167	146,633	2,038,236
Change in unrealized gain (loss) on investments	(194,921)	(107,391)	(58,300,370)	(27,358,747)	(38,171,519)	(17,476,412)	(5,586,528)	(9,369,395)

Net gain (loss) on investments	(199,520)	(114,480)	(58,363,372)	(27,069,862)	(38,079,245)	(17,266,245)	(5,439,895)	(7,331,159)

Reinvested capital gains	44,355	70,091	-	-	-	-	2,877,519	3,841,673

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,194)	$(23,418)	$(61,222,568)	$(28,046,042)	$(36,034,042)	$(16,778,523)	$(2,683,694)	$(2,591,838)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB
Reinvested dividends	$-	$148,863	$161,162	$126,843	$4,003	$5,371	$11,804	$66,668
Mortality and expense risk charges (note 2)	(151,609)	(222,528)	(179,914)	(172,789)	(554)	(366)	(2,219)	(83,797)

Net investment income (loss)	(151,609)	(73,665)	(18,752)	(45,946)	3,449	5,005	9,585	(17,129)

Realized gain (loss) on investments	(451)	11,647	33,291	16,673	623	(33)	(3,864)	415,294
Change in unrealized gain (loss) on investments	(696,605)	(1,139,957)	(1,431,502)	(1,056,687)	(5,417)	(9,635)	(57,565)	(388,965)

Net gain (loss) on investments	(697,056)	(1,128,310)	(1,398,211)	(1,040,014)	(4,794)	(9,668)	(61,429)	26,329

Reinvested capital gains	-	314,086	51,584	222,994	661	-	53,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(848,665)	$(887,889)	$(1,365,379)	$(862,966)	$(684)	$(4,663)	$2,063	$9,200

Investment Activity:	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$1,975	$499,105	$590,715	$-	$327,891	$76,596	$4,720,596	$31
Mortality and expense risk charges (note 2)	(1,143)	(1,540,116)	(458,113)	(949)	(209,436)	(58,199)	(3,656,081)	(118)

Net investment income (loss)	832	(1,041,011)	132,602	(949)	118,455	18,397	1,064,515	(87)

Realized gain (loss) on investments	574	1,886,772	227,112	5,647	773,221	614,583	(3,287,058)	(55)
Change in unrealized gain (loss) on investments	(57,036)	(23,138,228)	(4,968,647)	(8,234)	(3,381,445)	(1,315,875)	(7,372,147)	183

Net gain (loss) on investments	(56,462)	(21,251,456)	(4,741,535)	(2,587)	(2,608,224)	(701,292)	(10,659,205)	128

Reinvested capital gains	40,135	15,355,718	3,306,322	4,666	1,383,454	376,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,495)	$(6,936,749)	$(1,302,611)	$1,130	$(1,106,315)	$(306,284)	$(9,594,690)	$41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$155,992	$1,900,014	$64,324	$636,897	$503,519	$1,603,821	$-	$122,955
Mortality and expense risk charges (note 2)	(122,460)	(1,965,019)	(311,483)	(1,250,357)	(397,125)	(1,708,002)	(14,838)	(194,109)

Net investment income (loss)	33,532	(65,005)	(247,159)	(613,460)	106,394	(104,181)	(14,838)	(71,154)

Realized gain (loss) on investments	779,195	7,817,920	(581,243)	8,590,448	2,028,925	3,854,441	66,902	435,469
Change in unrealized gain (loss) on investments	(1,508,195)	(17,395,005)	(2,747,265)	(16,426,226)	(4,702,409)	(13,578,279)	(107,644)	(1,672,433)

Net gain (loss) on investments	(729,000)	(9,577,085)	(3,328,508)	(7,835,778)	(2,673,484)	(9,723,838)	(40,742)	(1,236,964)

Reinvested capital gains	456,627	5,838,760	2,295,710	5,677,887	1,457,344	5,269,749	16,483	1,357,611

Net increase (decrease) in contract owners’ equity resulting from operations	$(238,841)	$(3,803,330)	$(1,279,957)	$(2,771,351)	$(1,109,746)	$(4,558,270)	$(39,097)	$49,493

Investment Activity:	FCA2S	FQB	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$13,710	$316,800	$916,993	$-	$10,008,930	$61,706	$3,228,198	$1,873,239
Mortality and expense risk charges (note 2)	(12,926)	(107,668)	(368,945)	-	(4,357,775)	(106,638)	(647,856)	(1,634,830)

Net investment income (loss)	784	209,132	548,048	-	5,651,155	(44,932)	2,580,342	238,409

Realized gain (loss) on investments	(10,924)	5,687	760,295	27	(3,947,043)	966,796	(866,316)	1,919,565
Change in unrealized gain (loss) on investments	(57,447)	(328,065)	(1,739,104)	-	(49,696,663)	(1,225,221)	(4,702,587)	(11,940,405)

Net gain (loss) on investments	(68,371)	(322,378)	(978,809)	27	(53,643,706)	(258,425)	(5,568,903)	(10,020,840)

Reinvested capital gains	1,257	-	-	-	31,090,684	5,949	-	8,661,223

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,330)	$(113,246)	$(430,761)	$27	$(16,901,867)	$(297,408)	$(2,988,561)	$(1,121,208)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$789,231	$8,457,272	$96,741	$3,552,551	$181,138	$7,485,203	$169,473	$913,953
Mortality and expense risk charges (note 2)	(1,279,001)	(4,288,210)	(73,152)	(3,240,666)	(146,012)	(7,042,214)	(139,654)	(1,046,839)

Net investment income (loss)	(489,770)	4,169,062	23,589	311,885	35,126	442,989	29,819	(132,886)

Realized gain (loss) on investments	1,835,028	(6,037,745)	176,483	880,545	728,536	13,875,562	627,467	3,767,229
Change in unrealized gain (loss) on investments	(23,194,101)	(39,418,884)	(310,677)	(6,500,594)	(955,615)	(25,352,137)	(851,335)	(6,016,610)

Net gain (loss) on investments	(21,359,073)	(45,456,629)	(134,194)	(5,620,049)	(227,079)	(11,476,575)	(223,868)	(2,249,381)

Reinvested capital gains	2,446,612	25,218,440	16,073	634,854	45,043	2,027,403	54,751	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,402,231)	$(16,069,127)	$(94,532)	$(4,673,310)	$(146,910)	$(9,006,183)	$(139,298)	$(2,064,688)

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$940,254	$89,702	$408,159	$8,017,357	$85,638	$699,825	$889,924	$1,034,700
Mortality and expense risk charges (note 2)	(4,936,422)	(4,138,368)	(220,592)	(5,280,564)	(296,945)	(4,328,685)	(805,722)	(934,986)

Net investment income (loss)	(3,996,168)	(4,048,666)	187,567	2,736,793	(211,307)	(3,628,860)	84,202	99,714

Realized gain (loss) on investments	21,114,481	6,430,543	(59,460)	1,307,909	458,641	6,522,433	1,142,012	48,313
Change in unrealized gain (loss) on investments	(7,633,022)	2,598,101	(466,804)	(12,319,154)	(3,523,896)	(44,817,934)	(1,638,546)	(5,978,602)

Net gain (loss) on investments	13,481,459	9,028,644	(526,264)	(11,011,245)	(3,065,255)	(38,295,501)	(496,534)	(5,930,289)

Reinvested capital gains	11,640,815	7,318,156	13,716	285,492	2,762,087	33,995,342	65,677	91,566

Net increase (decrease) in contract owners’ equity resulting from operations	$21,126,106	$12,298,134	$(324,981)	$(7,988,960)	$(514,475)	$(7,929,019)	$(346,655)	$(5,739,009)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$53,029	$12,151,080	$662,928	$695,876	$20,131	$251,674	$1,705,295	$10,658,904
Mortality and expense risk charges (note 2)	(71,838)	(4,118,837)	(690,959)	(1,654,807)	(3,100)	(179,350)	(803,570)	(2,110,068)

Net investment income (loss)	(18,809)	8,032,243	(28,031)	(958,931)	17,031	72,324	901,725	8,548,836

Realized gain (loss) on investments	431,931	(3,996,331)	2,971,639	13,281,310	(11,655)	(560,252)	(2,424,260)	(1,723,042)
Change in unrealized gain (loss) on investments	(623,085)	(26,859,534)	(10,169,658)	(37,857,141)	(81,647)	(3,736,734)	(3,848,587)	(15,546,163)

Net gain (loss) on investments	(191,154)	(30,855,865)	(7,198,019)	(24,575,831)	(93,302)	(4,296,986)	(6,272,847)	(17,269,205)

Reinvested capital gains	4,356	-	4,906,189	16,004,149	40,517	1,602,700	1,741,755	692,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(205,607)	$(22,823,622)	$(2,319,861)	$(9,530,613)	$(35,754)	$(2,621,962)	$(3,629,367)	$(8,028,083)

Investment Activity:	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS
Reinvested dividends	$2,800,819	$32,744	$6,842	$35	$1,548,195	$929	$-	$-
Mortality and expense risk charges (note 2)	(1,581,704)	(1,998)	(1,319)	(395)	(1,712,580)	(1,680)	(31)	(7,125)

Net investment income (loss)	1,219,115	30,746	5,523	(360)	(164,385)	(751)	(31)	(7,125)

Realized gain (loss) on investments	(732,121)	(12,973)	(9,374)	(266)	(1,681,126)	43	(4)	(3,686)
Change in unrealized gain (loss) on investments	(8,317,144)	(49,942)	(5,719)	(18,627)	411,858	(944)	(570)	(137,632)

Net gain (loss) on investments	(9,049,265)	(62,915)	(15,093)	(18,893)	(1,269,268)	(901)	(574)	(141,318)

Reinvested capital gains	153,150	8,696	-	15,372	-	269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,677,000)	$(23,473)	$(9,570)	$(3,881)	$(1,433,653)	$(1,383)	$(605)	$(148,443)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMTP	AMSRS	OVIGS	OVMS	OVCAFS	OVB	OVGS	OVGSS
Reinvested dividends	$99	$125,519	$176,587	$739,396	$-	$1,029,947	$2,040,918	$1,181,108
Mortality and expense risk charges (note 2)	(184)	(326,101)	(332,291)	(438,805)	-	(339,374)	(2,091,922)	(1,701,126)

Net investment income (loss)	(85)	(200,582)	(155,704)	300,591	-	690,573	(51,004)	(520,018)

Realized gain (loss) on investments	375	3,372,110	(145,110)	(317,385)	51	(1,915,639)	3,677,194	484,619
Change in unrealized gain (loss) on investments	(3,067)	(5,503,656)	(1,400,694)	(116,217)	-	1,154,055	(9,309,711)	(5,502,881)

Net gain (loss) on investments	(2,692)	(2,131,546)	(1,545,804)	(433,602)	51	(761,584)	(5,632,517)	(5,018,262)

Reinvested capital gains	1,002	1,984,448	1,333,620	-	-	-	10,174,784	7,276,058

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,775)	$(347,680)	$(367,888)	$(133,011)	$51	$(71,011)	$4,491,263	$1,737,778

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,396	$118,554	$1,330,379	$69,596	$599,304	$-	$134,911	$514,299
Mortality and expense risk charges (note 2)	(4,379)	(167,705)	(3,170,137)	(101,154)	(1,497,433)	(139,530)	(25,993)	(143,034)

Net investment income (loss)	7,017	(49,151)	(1,839,758)	(31,558)	(898,129)	(139,530)	108,918	371,265

Realized gain (loss) on investments	(40,396)	1,125,457	19,660,940	162,137	5,284,357	634,539	(104,762)	(104,041)
Change in unrealized gain (loss) on investments	(12,510)	(2,718,565)	(45,806,517)	(1,807,300)	(25,476,705)	(1,013,132)	(109,521)	(669,600)

Net gain (loss) on investments	(52,906)	(1,593,108)	(26,145,577)	(1,645,163)	(20,192,348)	(378,593)	(214,283)	(773,641)

Reinvested capital gains	69,557	1,935,780	31,120,729	1,148,716	13,881,347	959,115	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,668	$293,521	$3,135,394	$(528,005)	$(7,209,130)	$440,992	$(105,365)	$(402,376)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB
Reinvested dividends	$1,472,671	$284,690	$14,109,255	$15,448,824	$3,368	$234,901	$5,414	$41,853
Mortality and expense risk charges (note 2)	(766,276)	(317,584)	(6,428,935)	(4,929,503)	(320)	(75,423)	(501)	(34,129)

Net investment income (loss)	706,395	(32,894)	7,680,320	10,519,321	3,048	159,478	4,913	7,724

Realized gain (loss) on investments	(1,090,486)	(708,690)	1,213,506	210,970	(9,777)	(259,638)	(8,567)	117,392
Change in unrealized gain (loss) on investments	(4,686,578)	(1,156,584)	(14,521,666)	(18,087,780)	(15,353)	(69,158)	(3,864)	(325,487)

Net gain (loss) on investments	(5,777,064)	(1,865,274)	(13,308,160)	(17,876,810)	(25,130)	(328,796)	(12,431)	(208,095)

Reinvested capital gains	-	55,761	-	3,336,855	-	24,197	1,364	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,070,669)	$(1,842,407)	$(5,627,840)	$(4,020,634)	$(22,082)	$(145,121)	$(6,154)	$(200,371)

Investment Activity:	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRBCG2	TRHS2
Reinvested dividends	$3,107	$20,875	$-	$2,430	$2,384	$110,080	$-	$-
Mortality and expense risk charges (note 2)	(3,765)	(23,948)	(82,981)	(5,475)	(1,345)	(255,507)	-	(4,356,891)

Net investment income (loss)	(658)	(3,073)	(82,981)	(3,045)	1,039	(145,427)	-	(4,356,891)

Realized gain (loss) on investments	(368)	279,336	714,644	54,505	(8,755)	285,134	5	23,408,737
Change in unrealized gain (loss) on investments	2,120	(645,950)	(505,095)	(117,441)	(101,092)	(135,026)	-	(18,326,044)

Net gain (loss) on investments	1,752	(366,614)	209,549	(62,936)	(109,847)	150,108	5	5,082,693

Reinvested capital gains	-	285,355	29,018	48,566	68,603	-	-	21,738,017

Net increase (decrease) in contract owners’ equity resulting from operations	$1,094	$(84,332)	$155,586	$(17,415)	$(40,205)	$4,681	$5	$22,463,819

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP
Reinvested dividends	$8,352	$619,293	$125,017	$9,450	$-	$-	$-	$909,556
Mortality and expense risk charges (note 2)	(462,711)	(124,913)	(292,977)	(403,996)	(37,291)	(7,905)	(24,719)	(4,267,090)

Net investment income (loss)	(454,359)	494,380	(167,960)	(394,546)	(37,291)	(7,905)	(24,719)	(3,357,534)

Realized gain (loss) on investments	(5,767,765)	(381,735)	1,063,071	(2,558,732)	7,893	9,652	8,602	1,006,936
Change in unrealized gain (loss) on investments	(5,868,582)	(1,517,915)	(5,447,022)	(7,295,214)	(132,356)	(49,844)	(56,479)	(67,578,255)

Net gain (loss) on investments	(11,636,347)	(1,899,650)	(4,383,951)	(9,853,946)	(124,463)	(40,192)	(47,877)	(66,571,319)

Reinvested capital gains	-	-	1,233,628	-	-	4,728	-	43,675,279

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,090,706)	$(1,405,270)	$(3,318,283)	$(10,248,492)	$(161,754)	$(43,369)	$(72,596)	$(26,253,574)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$6,179,493	$-	$1,249	$38,476	$535,375	$1,157,151	$113,356	$-
Mortality and expense risk charges (note 2)	(1,568,098)	(1,005,980)	(193)	(13,468)	(129,626)	(206,040)	(30,757)	(548)

Net investment income (loss)	4,611,395	(1,005,980)	1,056	25,008	405,749	951,111	82,599	(548)

Realized gain (loss) on investments	(2,029,241)	752,172	(113)	32,351	293,778	318,395	17,406	1,185
Change in unrealized gain (loss) on investments	(10,865,936)	(9,500,860)	(5,700)	(277,790)	(3,250,176)	(5,684,191)	(693,263)	(7,406)

Net gain (loss) on investments	(12,895,177)	(8,748,688)	(5,813)	(245,439)	(2,956,398)	(5,365,796)	(675,857)	(6,221)

Reinvested capital gains	1,049,199	4,853,274	4,592	214,625	2,547,182	4,265,020	592,957	5,707

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,234,583)	$(4,901,394)	$(165)	$(5,806)	$(3,467)	$(149,665)	$(301)	$(1,062)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR
Reinvested dividends	$388	$-	$17	$3,972	$-	$278,796	$38,902	$42,930
Mortality and expense risk charges (note 2)	(3,915)	(1,207,719)	(66)	(3,858)	(549)	(37,398)	(26,356)	(74,753)

Net investment income (loss)	(3,527)	(1,207,719)	(49)	114	(549)	241,398	12,546	(31,823)

Realized gain (loss) on investments	15,355	5,174,714	1,830	272	3,838	(2,010,252)	1,818,159	(381,077)
Change in unrealized gain (loss) on investments	(55,323)	(17,756,198)	(2,371)	(3,805)	(8,680)	(937,336)	(2,402,104)	1,113,929

Net gain (loss) on investments	(39,968)	(12,581,484)	(541)	(3,533)	(4,842)	(2,947,588)	(583,945)	732,852

Reinvested capital gains	31,081	9,358,055	-	-	5,803	3,144,189	642,774	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,414)	$(4,431,148)	$(590)	$(3,419)	$412	$437,999	$71,375	$701,029

Investment Activity:	FOPR	FO2R	AMTG	AMFAS
Reinvested dividends	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(102,020)	(432,836)	(171)	(46,147)

Net investment income (loss)	(102,020)	(432,836)	(171)	(46,147)

Realized gain (loss) on investments	1,869,206	19,532,138	4,396	(258,195)
Change in unrealized gain (loss) on investments	278,657	(11,898,863)	(3,500)	(251,931)

Net gain (loss) on investments	2,147,863	7,633,275	896	(510,126)

Reinvested capital gains	-	-	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	$2,045,843	$7,200,439	$725	$(41,829)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALMCS		ALVDAA		ALVDAB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115,049,473	$58,858,452	$(5,421)	$(5,461)	$467	$258	$(230,514)	$(168,792)
Realized gain (loss) on investments	715,046,581	901,337,010	76,986	32,714	(1,845)	439	132,065	77,847
Change in unrealized gain (loss) on investments	(3,888,840,243)	(522,380,386)	(84,847)	6,746	(2,427)	(2,617)	(1,035,108)	(132,648)
Reinvested capital gains	2,072,504,919	1,040,952,118	-	-	2,024	3,495	350,324	483,628

Net increase (decrease) in contract owners’ equity resulting from operations	(986,239,270)	1,478,767,194	(13,282)	33,999	(1,781)	1,575	(783,233)	260,035

Equity transactions:
Purchase payments received from contract owners (note 3)	5,082,070,683	5,994,771,754	-	-	-	58,880	5,515,671	7,208,310
Transfers between funds	-	-	8,309	(44,573)	(2,278)	36,092	(220,563)	512,020
Redemptions (note 3)	(3,585,721,629)	(3,546,526,710)	(171,925)	(18,801)	(15,424)	-	(760,450)	(396,872)
Annuity benefits	(1,331,027)	(1,478,079)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(347,726,151)	(294,565,413)	(7)	(7)	-	-	(530)	(258)
Contingent deferred sales charges (note 2)	(17,474,670)	(18,813,647)	-	-	-	-	(8,756)	(2,291)
Adjustments to maintain reserves	(143,597)	(245,425)	(12)	8	-	(8)	(187)	(208)

Net equity transactions	1,129,673,609	2,133,142,480	(163,635)	(63,373)	(17,702)	94,964	4,525,185	7,320,701

Net change in contract owners’ equity	143,434,339	3,611,909,674	(176,917)	(29,374)	(19,483)	96,539	3,741,952	7,580,736
Contract owners’ equity beginning of period	45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

Contract owners’ equity end of period	$45,303,722,763	$45,160,288,424	$339,556	$516,473	$92,651	$112,134	$19,589,104	$15,847,152

CHANGES IN UNITS:
Beginning units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493
Units purchased	711,312,559	807,633,872	2,869	949	706	12,468	539,258	746,967
Units redeemed	(574,716,072)	(583,592,424)	(11,360)	(4,239)	(2,342)	(3,725)	(152,498)	(97,274)

Ending units	3,188,288,017	3,051,691,530	17,677	26,168	8,584	10,220	1,778,946	1,392,186

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AAEIP3		ACVIP1		AFGF		AFHY
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19	$-	$4,377	$1,194	$(64,850)	$17,405	$34,884	$35,960
Realized gain (loss) on investments	-	-	(1,098)	(52)	650,422	327,086	(45,635)	714
Change in unrealized gain (loss) on investments	(463)	-	(9,401)	(1,536)	(2,487,967)	(63,086)	(48,675)	(22,974)
Reinvested capital gains	53	-	-	1,768	2,629,053	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(391)	-	(6,122)	1,374	726,658	886,188	(59,426)	13,700

Equity transactions:
Purchase payments received from contract owners (note 3)	2,444	-	128,175	110,156	14,160	2,839	40,614	933
Transfers between funds	-	-	10,742	41,124	10,166	(176,482)	(471,760)	(166,981)
Redemptions (note 3)	-	-	(28,128)	-	(1,816,653)	(478,745)	(29,500)	(20,538)
Annuity benefits	-	-	-	-	(878)	(832)	(1,398)	(1,483)
Contract maintenance charges (note 2)	-	-	(919)	(202)	(2,727)	(2,799)	(327)	(397)
Contingent deferred sales charges (note 2)	-	-	-	-	(19)	(42)	-	-
Adjustments to maintain reserves	(3)	-	-	(4)	719	497	742	906

Net equity transactions	2,441	-	109,870	151,074	(1,795,232)	(655,564)	(461,629)	(187,560)

Net change in contract owners’ equity	2,050	-	103,748	152,448	(1,068,574)	230,624	(521,055)	(173,860)
Contract owners’ equity beginning of period	-	-	198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950

Contract owners’ equity end of period	$2,050	$-	$302,685	$198,937	$11,534,835	$12,603,409	$701,035	$1,222,090

CHANGES IN UNITS:
Beginning units	-	-	21,218	5,112	106,861	112,638	21,295	24,207
Units purchased	330	-	15,658	16,221	263	266	11,704	33,816
Units redeemed	-	-	(3,689)	(115)	(14,621)	(6,043)	(19,730)	(36,728)

Ending units	330	-	33,187	21,218	92,503	106,861	13,269	21,295

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVPAP2		AFGC		BRVHY3		BRVTR3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(565,967)	$(9,888,365)	$2,329	$148	$47,524	$-	$23,521	$-
Realized gain (loss) on investments	7,780,829	1,156,667	10,994	7,696	(48,515)	-	(3,441)	-
Change in unrealized gain (loss) on investments	(43,936,816)	19,422,245	(14,714)	26,881	(262,579)	-	(506,132)	-
Reinvested capital gains	16,575,282	-	7,231	-	28,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,146,672)	10,690,547	5,840	34,725	(234,641)	-	(486,052)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,421,857	402,389,134	210	193	2,778,534	-	50,598,529	-
Transfers between funds	(19,731,320)	4,932,056	(28,467)	22,866	1,992,550	-	10,836,899	-
Redemptions (note 3)	(17,200,217)	(10,464,015)	(117,347)	(69,197)	(190,349)	-	(389,397)	-
Annuity benefits	-	-	(219)	(222)	-	-	-	-
Contract maintenance charges (note 2)	(9,503,264)	(4,771,899)	(472)	(516)	(16)	-	(40,732)	-
Contingent deferred sales charges (note 2)	(280,239)	(281,526)	-	-	(156)	-	(2,840)	-
Adjustments to maintain reserves	(193)	3,079	199	170	17	-	(3)	-

Net equity transactions	(26,293,376)	391,806,829	(146,096)	(46,706)	4,580,580	-	61,002,456	-

Net change in contract owners’ equity	(46,440,048)	402,497,376	(140,256)	(11,981)	4,345,939	-	60,516,404	-
Contract owners’ equity beginning of period	798,451,750	395,954,374	895,799	907,780	-	-	-	-

Contract owners’ equity end of period	$752,011,702	$798,451,750	$755,543	$895,799	$4,345,939	$-	$60,516,404	$-

CHANGES IN UNITS:
Beginning units	65,640,615	32,981,115	25,113	26,433	-	-	-	-
Units purchased	3,691,213	35,218,055	436	1,219	581,963	-	6,600,377	-
Units redeemed	(5,857,687)	(2,558,555)	(4,498)	(2,539)	(109,372)	-	(414,271)	-

Ending units	63,474,141	65,640,615	21,051	25,113	472,591	-	6,186,106	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVED3		MLVGA3		CHSMM		DWVVLS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$126,042	$-	$(2,108,048)	$2,632,396	$(66,987)	$(86,728)	$7,532	$3,148
Realized gain (loss) on investments	(65)	-	655,937	662,941	-	-	35,189	3,706
Change in unrealized gain (loss) on investments	(2,679,017)	-	(32,178,937)	(31,989,850)	-	-	(53,733)	47,229
Reinvested capital gains	2,897,235	-	22,883,409	28,815,036	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	344,195	-	(10,747,639)	120,523	(66,987)	(86,728)	(11,012)	54,083

Equity transactions:
Purchase payments received from contract owners (note 3)	54,368,736	-	65,201,116	98,681,601	15,302	46,986	171,771	354,886
Transfers between funds	6,408,426	-	6,223,813	4,247,634	1,773,387	377,462	16,663	3,077
Redemptions (note 3)	(282,084)	-	(21,327,070)	(17,562,728)	(1,563,248)	(1,154,983)	(169,042)	(7,307)
Annuity benefits	-	-	(2,368)	-	-	-	-	-
Contract maintenance charges (note 2)	(17,491)	-	(14,461)	(12,703)	(531)	(525)	(2,004)	(795)
Contingent deferred sales charges (note 2)	(23)	-	(61,964)	(45,051)	-	-	-	-
Adjustments to maintain reserves	(86)	-	(516)	(959)	37	39	5	(11)

Net equity transactions	60,477,478	-	50,018,550	85,307,794	224,947	(731,021)	17,393	349,850

Net change in contract owners’ equity	60,821,673	-	39,270,911	85,428,317	157,960	(817,749)	6,381	403,933
Contract owners’ equity beginning of period	-	-	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

Contract owners’ equity end of period	$60,821,673	$-	$376,020,365	$336,749,454	$9,048,033	$8,890,073	$636,020	$629,639

CHANGES IN UNITS:
Beginning units	-	-	22,411,842	16,742,221	884,847	949,742	47,661	19,338
Units purchased	6,381,238	-	6,231,053	7,925,924	881,298	581,830	18,577	30,361
Units redeemed	(145,493)	-	(2,916,666)	(2,256,303)	(848,183)	(646,725)	(17,557)	(2,038)

Ending units	6,235,745	-	25,726,229	22,411,842	917,962	884,847	48,681	47,661

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DWVSVS		DSIF		DSIFS		DSRG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(330,659)	$(189,294)	$1,086,845	$973,982	$64,712	$(15,544)	$(112,435)	$(117,176)
Realized gain (loss) on investments	(512,105)	196,838	10,158,110	10,605,917	15,507,620	14,423,911	2,721,538	2,985,516
Change in unrealized gain (loss) on investments	(4,593,320)	(226,368)	(18,228,110)	12,616,970	(20,504,146)	1,946,132	(10,242,321)	(912,297)
Reinvested capital gains	2,936,934	900,002	6,578,081	2,808,528	4,349,725	1,996,926	5,750,032	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	(2,499,150)	681,178	(405,074)	27,005,397	(582,089)	18,351,425	(1,883,186)	5,088,230

Equity transactions:
Purchase payments received from contract owners (note 3)	7,198,873	12,473,991	2,703,088	3,577,023	2,702,101	2,791,706	488,534	606,204
Transfers between funds	2,452,833	5,896,091	(1,325,531)	(680,279)	(14,067,032)	(10,746,799)	(385,690)	54,131
Redemptions (note 3)	(1,066,636)	(1,013,870)	(25,255,275)	(26,826,517)	(12,771,673)	(14,587,289)	(4,383,332)	(4,886,571)
Annuity benefits	-	-	(57,085)	(61,395)	(3,945)	(3,855)	(3,622)	(3,553)
Contract maintenance charges (note 2)	(83,101)	(33,750)	(98,603)	(106,876)	(473,454)	(513,453)	(26,036)	(28,521)
Contingent deferred sales charges (note 2)	(7,240)	(3,316)	(8,799)	(16,601)	(40,682)	(63,940)	(2,041)	(2,046)
Adjustments to maintain reserves	(442)	(2,564)	4,032	1,862	(1,087)	(285)	220	158

Net equity transactions	8,494,287	17,316,582	(24,038,173)	(24,112,783)	(24,655,772)	(23,123,915)	(4,311,967)	(4,260,198)

Net change in contract owners’ equity	5,995,137	17,997,760	(24,443,247)	2,892,614	(25,237,861)	(4,772,490)	(6,195,153)	828,032
Contract owners’ equity beginning of period	23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

Contract owners’ equity end of period	$29,685,190	$23,690,053	$219,834,155	$244,277,402	$144,148,929	$169,386,790	$39,448,634	$45,643,787

CHANGES IN UNITS:
Beginning units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074
Units purchased	1,313,331	2,065,110	141,754	194,615	828,516	929,920	29,633	41,450
Units redeemed	(635,651)	(662,371)	(642,666)	(734,728)	(1,859,794)	(1,936,092)	(139,200)	(155,263)

Ending units	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178	1,041,694	1,151,261

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ETVFR		FRESS2		GVGMNS		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$377,767	$156,568	$8,216	$7,628	$(122,355)	$(91,590)	$63	$-
Realized gain (loss) on investments	(672,152)	(184,376)	27,094	1,326	18,038	40,819	-	-
Change in unrealized gain (loss) on investments	(608,286)	(330,314)	(27,809)	47,377	(699,350)	132,579	(130)	-
Reinvested capital gains	-	-	15,495	32,853	175,562	53,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,671)	(358,122)	22,996	89,184	(628,105)	135,130	(67)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	11,278,836	6,887,454	100,263	466,339	2,007,746	2,405,349	7,658	-
Transfers between funds	(2,205,009)	14,931,802	(47,574)	(18,107)	336,474	(77,701)	-	-
Redemptions (note 3)	(3,714,397)	(726,660)	(19,317)	(1,606)	(342,582)	(431,861)	-	-
Annuity benefits	-	-	-	-	(837)	-	-	-
Contract maintenance charges (note 2)	(693)	(661)	-	-	(371)	(287)	-	-
Contingent deferred sales charges (note 2)	(2,488)	(1,181)	-	-	(830)	(1,708)	-	-
Adjustments to maintain reserves	(294)	73	(4)	1	(54)	(105)	(3)	-

Net equity transactions	5,355,955	21,090,827	33,368	446,627	1,999,546	1,893,687	7,655	-

Net change in contract owners’ equity	4,453,284	20,732,705	56,364	535,811	1,371,441	2,028,817	7,588	-
Contract owners’ equity beginning of period	20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	-	-

Contract owners’ equity end of period	$25,354,740	$20,901,456	$723,669	$667,305	$8,022,467	$6,651,026	$7,588	$-

CHANGES IN UNITS:
Beginning units	2,099,789	16,659	57,644	14,671	571,852	406,175	-	-
Units purchased	4,752,421	3,327,980	25,512	44,975	262,790	236,087	770	-
Units redeemed	(4,232,652)	(1,244,850)	(22,446)	(2,002)	(91,929)	(70,410)	-	-

Ending units	2,619,558	2,099,789	60,710	57,644	742,713	571,852	770	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(257,307)	$(372,883)	$(238,698)	$(171,369)	$(314,142)	$(349,201)	$7,328	$(610)
Realized gain (loss) on investments	2,529,167	2,722,764	(112,118)	128,021	1,832,658	1,630,076	(1,749)	20
Change in unrealized gain (loss) on investments	(7,547,045)	(5,502,579)	(2,104,904)	(1,087,995)	(2,946,201)	18,425	(31,594)	(4,821)
Reinvested capital gains	3,208,344	1,855,175	1,515,376	1,285,549	1,477,223	-	17,239	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	(2,066,841)	(1,297,523)	(940,344)	154,206	49,538	1,299,300	(8,776)	4,359

Equity transactions:
Purchase payments received from contract owners (note 3)	634,748	3,704,991	2,400,024	5,376,524	90,731	225,372	13,169	153,142
Transfers between funds	(9,820,125)	(3,321,738)	1,041,590	413,990	267,966	(739,239)	1,338	994
Redemptions (note 3)	(1,699,548)	(1,772,220)	(525,771)	(425,544)	(2,563,984)	(2,683,558)	(21,255)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(185,439)	(247,847)	(61,613)	(33,676)	(123,226)	(113,296)	(48)	-
Contingent deferred sales charges (note 2)	(26,287)	(31,101)	(3,957)	(6,161)	(4,891)	(7,746)	-	-
Adjustments to maintain reserves	(461)	(560)	(324)	(296)	(369)	(507)	(3)	3

Net equity transactions	(11,097,112)	(1,668,475)	2,849,949	5,324,837	(2,333,773)	(3,318,974)	(6,799)	154,139

Net change in contract owners’ equity	(13,163,953)	(2,965,998)	1,909,605	5,479,043	(2,284,235)	(2,019,674)	(15,575)	158,498
Contract owners’ equity beginning of period	34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

Contract owners’ equity end of period	$20,959,247	$34,123,200	$14,556,079	$12,646,474	$19,254,944	$21,539,179	$194,273	$209,848

CHANGES IN UNITS:
Beginning units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179
Units purchased	230,580	590,399	463,187	541,104	288,716	298,275	1,483	14,990
Units redeemed	(901,967)	(689,732)	(244,364)	(127,916)	(448,802)	(547,767)	(2,085)	(80)

Ending units	1,378,482	2,049,869	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JPMMV1		JABS		JAMGS		JAFBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(51,037)	$(84,431)	$28,908	$17,657	$679	$(316)	$74,369	$-
Realized gain (loss) on investments	1,604,526	1,594,624	387,316	451,439	1,739	62	(14,276)	-
Change in unrealized gain (loss) on investments	(3,370,731)	(421,908)	(823,604)	4,922	(21,154)	7,876	(270,325)	-
Reinvested capital gains	1,247,580	859,135	321,432	282,873	20,676	2,926	5,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	(569,662)	1,947,420	(85,948)	756,891	1,940	10,548	(204,875)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	356,973	483,093	21,777	134,807	65,571	111,515	8,267,208	-
Transfers between funds	(223,459)	(21,207)	852	(267,926)	51,815	(77)	11,109,919	-
Redemptions (note 3)	(2,222,300)	(2,206,307)	(1,052,567)	(942,414)	(1,501)	-	(387,647)	-
Annuity benefits	-	-	(11,808)	(11,853)	-	-	-	-
Contract maintenance charges (note 2)	(4,278)	(4,086)	(544)	(604)	(163)	(33)	(28,558)	-
Contingent deferred sales charges (note 2)	(3,166)	(1,084)	(66)	(92)	-	-	(3,484)	-
Adjustments to maintain reserves	(84)	(96)	3,415	2,660	(12)	(7)	(105)	-

Net equity transactions	(2,096,314)	(1,749,687)	(1,038,941)	(1,085,422)	115,710	111,398	18,957,333	-

Net change in contract owners’ equity	(2,665,976)	197,733	(1,124,889)	(328,531)	117,650	121,946	18,752,458	-
Contract owners’ equity beginning of period	16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	-	-

Contract owners’ equity end of period	$13,376,443	$16,042,419	$10,159,248	$11,284,137	$249,785	$132,135	$18,752,458	$-

CHANGES IN UNITS:
Beginning units	629,150	706,041	481,380	528,268	9,705	836	-	-
Units purchased	154,953	148,906	30,422	33,520	9,140	8,905	2,200,965	-
Units redeemed	(237,981)	(225,797)	(74,263)	(80,408)	(1,087)	(36)	(281,390)	-

Ending units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(415,820)	$(2,228,907)	$(348,038)	$(472,048)	$(546,913)	$3,137,493	$(60,692)	$136,885
Realized gain (loss) on investments	4,981,707	12,761,228	1,959,801	2,176,828	(4,817,366)	(1,420,670)	(1,396,345)	32,386
Change in unrealized gain (loss) on investments	(18,298,004)	(47,364,159)	(6,872,347)	(1,257,409)	(2,113,532)	(16,890,457)	(2,683,319)	(1,675,881)
Reinvested capital gains	28,173,307	46,390,189	6,037,314	1,873,001	1,715,089	5,170,275	46,452	96,352

Net increase (decrease) in contract owners’ equity resulting from operations	14,441,190	9,558,351	776,730	2,320,372	(5,762,722)	(10,003,359)	(4,093,904)	(1,410,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,919,469	7,313,347	10,982,788	9,539,097	5,001,354	6,482,051	7,892,395	8,650,115
Transfers between funds	(4,828,833)	(13,469,286)	12,129,555	90,314	(4,906,377)	(1,077,134)	218,487	5,655,271
Redemptions (note 3)	(13,087,193)	(13,089,099)	(2,990,022)	(2,260,800)	(6,799,526)	(8,418,224)	(698,512)	(237,718)
Annuity benefits	-	-	(628)	(582)	(11,126)	(13,182)	-	-
Contract maintenance charges (note 2)	(685,614)	(705,650)	(4,324)	(4,215)	(10,785)	(13,407)	(501)	(138)
Contingent deferred sales charges (note 2)	(56,286)	(52,011)	(11,954)	(6,603)	(15,139)	(22,555)	(2,715)	(377)
Adjustments to maintain reserves	(1,284)	(1,418)	(367)	(321)	(602)	(362)	(164)	(121)

Net equity transactions	(16,739,741)	(20,004,117)	20,105,048	7,356,890	(6,742,201)	(3,062,813)	7,408,990	14,067,032

Net change in contract owners’ equity	(2,298,551)	(10,445,766)	20,881,778	9,677,262	(12,504,923)	(13,066,172)	3,315,086	12,656,774
Contract owners’ equity beginning of period	149,625,246	160,071,012	36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843

Contract owners’ equity end of period	$147,326,695	$149,625,246	$57,807,055	$36,925,277	$51,258,995	$63,763,918	$16,012,703	$12,697,617

CHANGES IN UNITS:
Beginning units	6,633,166	7,528,794	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129
Units purchased	980,914	882,831	2,998,959	1,992,176	667,863	608,654	1,744,146	1,584,097
Units redeemed	(1,714,756)	(1,778,459)	(1,463,085)	(1,374,912)	(1,028,942)	(849,845)	(911,604)	(209,342)

Ending units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	M2IGSS		MNDSC		MVUSC		MVFSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(46,083)	$-	$(397,079)	$(348,675)	$5,005	$1,153	$1,928,324	$(908,981)
Realized gain (loss) on investments	(41,580)	-	(346,348)	939,368	1,200	367	21,261,691	24,276,723
Change in unrealized gain (loss) on investments	(477,426)	-	(1,114,993)	(7,402,779)	(39,513)	(1,552)	(53,561,941)	(4,518,031)
Reinvested capital gains	388,726	-	803,316	4,576,880	10,068	2,785	21,634,866	11,748,958

Net increase (decrease) in contract owners’ equity resulting from operations	(176,363)	-	(1,055,104)	(2,235,206)	(23,240)	2,753	(8,737,060)	30,598,669

Equity transactions:
Purchase payments received from contract owners (note 3)	5,202	-	4,989,780	6,616,098	30,063	15,857	24,319,241	27,963,946
Transfers between funds	7,164,231	-	(120,038)	(5,368,251)	27,965	72,971	(900,509)	(14,469,598)
Redemptions (note 3)	(835,497)	-	(1,402,985)	(1,265,413)	(13,325)	-	(38,671,451)	(43,942,454)
Annuity benefits	-	-	-	-	-	-	(15,395)	(14,253)
Contract maintenance charges (note 2)	(497)	-	(67,599)	(56,686)	-	-	(1,923,396)	(1,828,264)
Contingent deferred sales charges (note 2)	(574)	-	(12,114)	(9,323)	-	-	(89,070)	(124,789)
Adjustments to maintain reserves	(116)	-	(424)	(511)	1	-	(1,081)	(1,375)

Net equity transactions	6,332,749	-	3,386,620	(84,086)	44,704	88,828	(17,281,661)	(32,416,787)

Net change in contract owners’ equity	6,156,386	-	2,331,516	(2,319,292)	21,464	91,581	(26,018,721)	(1,818,118)
Contract owners’ equity beginning of period	-	-	21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821

Contract owners’ equity end of period	$6,156,386	$-	$23,951,034	$21,619,518	$134,024	$112,560	$358,674,982	$384,693,703

CHANGES IN UNITS:
Beginning units	-	-	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092
Units purchased	754,465	-	703,127	866,526	5,061	7,758	2,628,868	2,759,897
Units redeemed	(121,330)	-	(448,082)	(878,428)	(1,203)	(199)	(3,245,410)	(4,064,509)

Ending units	633,135	-	1,931,535	1,676,490	13,406	9,548	13,646,938	14,263,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVIVSC		MSGI2		MSVFI		MSVF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$504,121	$422,809	$(142)	$-	$53,723	$22,729	$220,741	$229,065
Realized gain (loss) on investments	4,481,833	1,816,506	(18,215)	-	2,991	16,820	482,248	468,577
Change in unrealized gain (loss) on investments	166,288	(3,271,951)	(178,655)	-	(102,658)	46,111	(997,854)	208,486
Reinvested capital gains	2,075,885	-	55,067	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,228,127	(1,032,636)	(141,945)	-	(45,944)	85,660	(294,865)	906,128

Equity transactions:
Purchase payments received from contract owners (note 3)	26,886,356	28,148,030	1,285,143	-	45,962	20,296	75,743	31,660
Transfers between funds	18,641,060	11,137,685	155,482	-	(296,847)	1,399,248	(708,963)	367,219
Redemptions (note 3)	(11,897,161)	(8,110,808)	(27,444)	-	(196,378)	(85,350)	(2,513,046)	(1,882,161)
Annuity benefits	(336)	-	-	-	-	-	(1,576)	(6,999)
Contract maintenance charges (note 2)	(1,144,120)	(903,449)	(1)	-	(442)	(323)	(21,293)	(22,227)
Contingent deferred sales charges (note 2)	(97,586)	(82,139)	-	-	(3)	(45)	(1,611)	(1,092)
Adjustments to maintain reserves	(813)	(680)	(30)	-	(43)	(37)	(244)	(315)

Net equity transactions	32,387,400	30,188,639	1,413,150	-	(447,751)	1,333,789	(3,170,990)	(1,513,915)

Net change in contract owners’ equity	39,615,527	29,156,003	1,271,205	-	(493,695)	1,419,449	(3,465,855)	(607,787)
Contract owners’ equity beginning of period	168,757,596	139,601,593	-	-	2,562,783	1,143,334	15,019,032	15,626,819

Contract owners’ equity end of period	$208,373,123	$168,757,596	$1,271,205	$-	$2,069,088	$2,562,783	$11,553,177	$15,019,032

CHANGES IN UNITS:
Beginning units	11,397,673	9,380,271	-	-	197,375	94,101	1,156,982	1,277,247
Units purchased	4,830,397	3,913,398	164,907	-	58,510	143,526	136,267	265,809
Units redeemed	(2,780,288)	(1,895,996)	(9,975)	-	(92,830)	(40,252)	(384,801)	(386,074)

Ending units	13,447,782	11,397,673	154,932	-	163,055	197,375	908,448	1,156,982

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSEM		MSEMB		VKVGR2		MSVRE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$82,721	$101,267	$34,160	$30,347	$(20)	$(1,393)	$(22)	$28
Realized gain (loss) on investments	(25,901)	1,426	(9,702)	1,866	8,790	340	1,183	1,864
Change in unrealized gain (loss) on investments	(105,836)	(75,222)	(41,147)	(29,801)	(19,965)	18,822	(903)	5,653
Reinvested capital gains	-	18,455	-	5,746	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,016)	45,926	(16,689)	8,158	(11,195)	17,769	258	7,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(6)	28,894	132,772	19,078	54,402	-	-
Transfers between funds	(98,343)	(69,106)	(11,032)	(6,975)	168,270	127,018	-	-
Redemptions (note 3)	(220,397)	(290,609)	(215,868)	(84,266)	(48,608)	(6,006)	-	-
Annuity benefits	-	-	-	-	-	-	(3,153)	(6,509)
Contract maintenance charges (note 2)	(1,112)	(1,280)	(87)	(116)	(5)	(13)	-	-
Contingent deferred sales charges (note 2)	(83)	(13)	-	(1)	-	(16)	-	-
Adjustments to maintain reserves	(126)	44	(22)	(70)	(36)	2	888	858

Net equity transactions	(320,061)	(360,970)	(198,115)	41,344	138,699	175,387	(2,265)	(5,651)

Net change in contract owners’ equity	(369,077)	(315,044)	(214,804)	49,502	127,504	193,156	(2,007)	1,894
Contract owners’ equity beginning of period	2,214,822	2,529,866	815,841	766,339	275,172	82,016	31,027	29,133

Contract owners’ equity end of period	$1,845,745	$2,214,822	$601,037	$815,841	$402,676	$275,172	$29,020	$31,027

CHANGES IN UNITS:
Beginning units	85,072	98,656	44,687	35,082	25,692	8,643	-	-
Units purchased	-	-	4,203	16,453	32,099	22,364	-	-
Units redeemed	(12,432)	(13,584)	(11,269)	(6,848)	(18,892)	(5,315)	-	-

Ending units	72,640	85,072	37,621	44,687	38,899	25,692	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVREB		NAMGI2		NAMAA2		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6)	$(4)	$513,032	$173,386	$3,930,020	$1,370,824	$491,638	$367,621
Realized gain (loss) on investments	134	152	42,596	(809)	(16,148)	216	2,028,457	2,092,315
Change in unrealized gain (loss) on investments	(113)	876	(7,148,929)	61,030	(31,990,949)	(713,034)	(11,555,231)	(2,489,375)
Reinvested capital gains	-	-	5,389,473	-	9,981,435	-	6,180,911	6,164,475

Net increase (decrease) in contract owners’ equity resulting from operations	15	1,024	(1,203,828)	233,607	(18,095,642)	658,006	(2,854,225)	6,135,036

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(377)	38,623,737	21,276,968	403,529,057	184,133,541	506,952	1,272,310
Transfers between funds	-	(410)	6,381,172	255,223	30,522,009	2,164,106	(2,109,868)	431,834
Redemptions (note 3)	-	-	(982,118)	(50,753)	(5,423,160)	(436,741)	(6,684,637)	(6,638,123)
Annuity benefits	(564)	(500)	-	-	-	-	(4,540)	(4,557)
Contract maintenance charges (note 2)	-	2	(222,363)	-	(2,467,981)	(7,782)	(18,230)	(20,181)
Contingent deferred sales charges (note 2)	-	-	(17,887)	(89)	(109,268)	(2,399)	(4,105)	(3,795)
Adjustments to maintain reserves	23	(34)	(126)	(43)	(328)	(17)	(2,431)	1,261

Net equity transactions	(541)	(1,319)	43,782,415	21,481,306	426,050,329	185,850,708	(8,316,859)	(4,961,251)

Net change in contract owners’ equity	(526)	(295)	42,578,587	21,714,913	407,954,687	186,508,714	(11,171,084)	1,173,785
Contract owners’ equity beginning of period	4,081	4,376	21,714,913	-	186,508,714	-	56,199,263	55,025,478

Contract owners’ equity end of period	$3,555	$4,081	$64,293,500	$21,714,913	$594,463,401	$186,508,714	$45,028,179	$56,199,263

CHANGES IN UNITS:
Beginning units	-	27	2,143,787	-	18,774,801	-	2,467,526	2,696,763
Units purchased	-	-	4,721,067	2,229,274	46,204,710	19,164,901	60,845	178,449
Units redeemed	-	(27)	(425,721)	(85,487)	(2,827,443)	(390,100)	(435,316)	(407,686)

Ending units	-	-	6,439,133	2,143,787	62,152,068	18,774,801	2,093,055	2,467,526

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,138,665	$533,622	$(4,354,741)	$(28,017,348)	$(2,100,870)	$(4,188,798)	$(2,259,956)	$(1,697,538)
Realized gain (loss) on investments	5,596,414	7,687,272	18,470,222	16,730,114	2,330,621	2,375,634	6,575,786	2,330,212
Change in unrealized gain (loss) on investments	(37,337,540)	(8,762,082)	(283,948,301)	174,411,995	(35,933,450)	40,356,593	(16,328,118)	(61,252)
Reinvested capital gains	20,754,318	18,844,783	239,162,576	8,046,845	825,067	15,194,522	22,947,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,848,143)	18,303,595	(30,670,244)	171,171,606	(34,878,632)	53,737,951	10,934,770	571,422

Equity transactions:
Purchase payments received from contract owners (note 3)	12,560,708	13,052,832	456,899,566	444,256,128	321,528,345	278,721,804	31,398,158	42,466,658
Transfers between funds	(6,301,439)	(3,892,605)	37,787,074	61,585,453	44,687,395	29,099,141	13,752,835	(4,335,173)
Redemptions (note 3)	(18,634,809)	(20,005,361)	(295,598,804)	(266,007,318)	(106,974,492)	(91,640,033)	(16,690,764)	(16,656,228)
Annuity benefits	(23,507)	(23,369)	(10,194)	(20,372)	(46,448)	(47,309)	(5,728)	(5,549)
Contract maintenance charges (note 2)	(784,339)	(694,642)	(52,452,380)	(46,739,903)	(18,960,382)	(15,003,754)	(1,086,835)	(910,762)
Contingent deferred sales charges (note 2)	(68,472)	(81,087)	(2,208,153)	(2,313,764)	(1,116,168)	(1,000,632)	(112,680)	(130,826)
Adjustments to maintain reserves	(1,149)	(1,363)	(8,641)	2,137	(389)	1,708	(751)	(754)

Net equity transactions	(13,253,007)	(11,645,595)	144,408,468	190,762,361	239,117,861	200,130,925	27,254,235	20,427,366

Net change in contract owners’ equity	(23,101,150)	6,658,000	113,738,224	361,933,967	204,239,229	253,868,876	38,189,005	20,998,788
Contract owners’ equity beginning of period	177,601,231	170,943,231	5,277,472,721	4,915,538,754	1,761,868,562	1,507,999,686	221,983,081	200,984,293

Contract owners’ equity end of period	$154,500,081	$177,601,231	$5,391,210,945	$5,277,472,721	$1,966,107,791	$1,761,868,562	$260,172,086	$221,983,081

CHANGES IN UNITS:
Beginning units	7,970,170	8,531,980	366,259,790	352,795,401	152,420,112	135,018,265	14,633,884	13,261,501
Units purchased	1,517,382	1,735,984	48,475,654	47,802,139	40,869,819	39,321,455	4,520,767	3,914,058
Units redeemed	(2,133,248)	(2,297,794)	(38,758,799)	(34,337,750)	(20,482,534)	(21,919,608)	(2,775,930)	(2,541,675)

Ending units	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112	16,378,721	14,633,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,392,216)	$(3,715,998)	$(14,159,163)	$(13,275,403)	$2,461,920	$2,044,593	$(55,164)	$(7,340)
Realized gain (loss) on investments	4,309,748	2,142,219	48,687,860	60,342,372	(1,533,306)	64,072	(185,969)	104,892
Change in unrealized gain (loss) on investments	5,961,159	22,797,673	(190,942,620)	89,714,927	(4,392,847)	(3,501,442)	(1,638,784)	(456,285)
Reinvested capital gains	10,724,594	-	145,358,132	17,195,120	628,292	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,603,285	21,223,894	(11,055,791)	153,977,016	(2,835,941)	(1,392,777)	(1,879,917)	(358,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	62,916,921	73,541,118	353,056,409	337,172,403	5,661,628	5,390,738	252,112	216,562
Transfers between funds	(1,638,902)	(15,506,884)	(47,971,793)	(75,266,251)	2,343,793	64,087,672	(197,905)	13,819,023
Redemptions (note 3)	(28,646,160)	(27,100,315)	(114,274,572)	(101,294,208)	(9,096,440)	(6,570,634)	(1,733,797)	(1,749,956)
Annuity benefits	(8,889)	(6,092)	(20,440)	(19,405)	(285)	(302)	(805)	(2,240)
Contract maintenance charges (note 2)	(1,287,750)	(1,191,441)	(19,185,345)	(15,636,418)	(4,436)	(3,413)	(5,313)	(4,337)
Contingent deferred sales charges (note 2)	(121,681)	(177,330)	(1,176,810)	(1,071,159)	(24,281)	(28,703)	(2,884)	(2,470)
Adjustments to maintain reserves	14,734	(1,207)	(1,380)	1,157	(539)	(574)	(391)	1,939

Net equity transactions	31,228,273	29,557,849	170,426,069	143,886,119	(1,120,560)	62,874,784	(1,688,983)	12,278,521

Net change in contract owners’ equity	48,831,558	50,781,743	159,370,278	297,863,135	(3,956,501)	61,482,007	(3,568,900)	11,919,788
Contract owners’ equity beginning of period	367,853,887	317,072,144	2,022,454,301	1,724,591,166	66,621,695	5,139,688	12,168,860	249,072

Contract owners’ equity end of period	$416,685,445	$367,853,887	$2,181,824,579	$2,022,454,301	$62,665,194	$66,621,695	$8,599,960	$12,168,860

CHANGES IN UNITS:
Beginning units	25,379,860	23,231,955	152,683,209	141,379,875	3,331,749	255,684	578,521	14,366
Units purchased	6,591,102	6,838,787	34,914,976	35,498,465	2,275,453	5,581,827	42,205	674,713
Units redeemed	(4,506,921)	(4,690,882)	(22,335,041)	(24,195,131)	(2,345,927)	(2,505,762)	(126,126)	(110,558)

Ending units	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749	494,600	578,521

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		GIG		NVIE6		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(669,645)	$(158,564)	$(181,696)	$206,728	$(542,441)	$692,621	$(452,606)	$(394,853)
Realized gain (loss) on investments	(758,940)	233,390	(95,637)	26,578	1,222,651	921,024	2,283,635	3,810,006
Change in unrealized gain (loss) on investments	(10,023,634)	(2,809,615)	(1,282,973)	(969,062)	(4,318,932)	(2,699,156)	(10,180,236)	(12,614,582)
Reinvested capital gains	-	-	760,221	-	1,557,868	-	6,577,065	13,354,869

Net increase (decrease) in contract owners’ equity resulting from operations	(11,452,219)	(2,734,789)	(800,085)	(735,756)	(2,080,854)	(1,085,511)	(1,772,142)	4,155,440

Equity transactions:
Purchase payments received from contract owners (note 3)	5,517,105	6,217,527	250,609	344,395	5,436,503	6,165,229	791,804	762,769
Transfers between funds	3,241,708	59,208,188	(344,394)	24,315,236	1,970,625	6,157,350	(1,127,002)	(3,015,654)
Redemptions (note 3)	(6,071,157)	(3,776,115)	(2,749,892)	(1,614,288)	(2,817,483)	(2,870,429)	(8,340,972)	(8,901,463)
Annuity benefits	(2,733)	(1,537)	(4,521)	(3,213)	-	-	(11,813)	(11,188)
Contract maintenance charges (note 2)	(4,306)	(2,895)	(8,061)	(5,845)	(220,469)	(166,392)	(29,737)	(33,274)
Contingent deferred sales charges (note 2)	(89,200)	(9,810)	(2,163)	(766)	(24,255)	(26,716)	(3,238)	(1,954)
Adjustments to maintain reserves	(5,378)	(615)	150	20,256	(590)	(464)	71	123

Net equity transactions	2,586,039	61,634,743	(2,858,272)	23,055,775	4,344,331	9,258,578	(8,720,887)	(11,200,641)

Net change in contract owners’ equity	(8,866,180)	58,899,954	(3,658,357)	22,320,019	2,263,477	8,173,067	(10,493,029)	(7,045,201)
Contract owners’ equity beginning of period	59,824,570	924,616	22,421,601	101,582	37,716,834	29,543,767	81,915,914	88,961,115

Contract owners’ equity end of period	$50,958,390	$59,824,570	$18,763,244	$22,421,601	$39,980,311	$37,716,834	$71,422,885	$81,915,914

CHANGES IN UNITS:
Beginning units	2,054,838	28,105	1,638,422	8,336	4,306,729	3,288,584	6,161,181	7,038,080
Units purchased	663,729	2,371,315	55,102	1,772,647	1,529,420	1,857,996	80,486	97,692
Units redeemed	(608,207)	(344,582)	(259,192)	(142,561)	(1,049,438)	(839,851)	(739,286)	(974,591)

Ending units	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729	5,502,381	6,161,181

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(247,034)	$(261,455)	$(13,165)	$(14,607)	$(1,087,367)	$(1,306,874)	$687,797	$290,583
Realized gain (loss) on investments	1,066,135	2,569,130	95,800	559,104	17,337,208	24,903,697	763,231	933,506
Change in unrealized gain (loss) on investments	(3,818,044)	(5,892,663)	(563,519)	(341,829)	(41,218,544)	(10,727,335)	(9,073,506)	(2,214,646)
Reinvested capital gains	2,323,208	5,023,291	447,658	-	22,445,657	-	5,195,923	2,525,526

Net increase (decrease) in contract owners’ equity resulting from operations	(675,735)	1,438,303	(33,226)	202,668	(2,523,046)	12,869,488	(2,426,555)	1,534,969

Equity transactions:
Purchase payments received from contract owners (note 3)	157,087	400,014	153,712	212,900	5,604,798	5,941,690	10,775,466	16,799,491
Transfers between funds	(2,374,595)	(5,138,146)	(40,448)	(1,149,948)	(5,830,379)	(19,955,839)	2,593,466	(225,744)
Redemptions (note 3)	(1,835,324)	(2,911,169)	(281,599)	(371,183)	(20,849,680)	(27,143,258)	(6,028,860)	(3,546,740)
Annuity benefits	-	-	-	-	(7,409)	(7,255)	-	-
Contract maintenance charges (note 2)	(203,153)	(208,049)	(957)	(973)	(735,079)	(761,325)	(4,727)	(4,174)
Contingent deferred sales charges (note 2)	(18,670)	(16,044)	(2,422)	(6,645)	(24,171)	(74,711)	(12,078)	(19,403)
Adjustments to maintain reserves	(351)	(511)	(77)	(64)	(801)	(1,114)	(333)	(323)

Net equity transactions	(4,275,006)	(7,873,905)	(171,791)	(1,315,913)	(21,842,721)	(42,001,812)	7,322,934	13,003,107

Net change in contract owners’ equity	(4,950,741)	(6,435,602)	(205,017)	(1,113,245)	(24,365,767)	(29,132,324)	4,896,379	14,538,076
Contract owners’ equity beginning of period	30,361,971	36,797,573	2,677,715	3,790,960	149,852,626	178,984,950	59,819,242	45,281,166

Contract owners’ equity end of period	$25,411,230	$30,361,971	$2,472,698	$2,677,715	$125,486,859	$149,852,626	$64,715,621	$59,819,242

CHANGES IN UNITS:
Beginning units	2,346,283	2,987,351	175,685	271,583	10,053,530	13,130,785	4,780,265	3,708,333
Units purchased	120,793	248,034	27,742	79,163	1,506,467	2,146,418	1,190,831	1,863,388
Units redeemed	(449,034)	(889,102)	(38,521)	(175,061)	(2,992,197)	(5,223,673)	(614,346)	(791,456)

Ending units	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530	5,356,750	4,780,265

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,857,082	$17,781,484	$41,983,084	$26,795,631	$4,189,538	$4,753,773	$36,786,950	$25,519,851
Realized gain (loss) on investments	19,280,665	6,465,329	67,939,620	67,415,036	1,061,098	5,735,819	60,530,742	52,889,239
Change in unrealized gain (loss) on investments	(179,322,385)	(20,605,886)	(379,060,445)	(99,726,233)	(43,809,433)	(19,729,786)	(328,119,684)	(61,562,198)
Reinvested capital gains	78,936,748	51,066,330	191,007,607	95,586,860	22,236,000	22,107,362	160,298,107	68,768,783

Net increase (decrease) in contract owners’ equity resulting from operations	(56,247,890)	54,707,257	(78,130,134)	90,071,294	(16,322,797)	12,867,168	(70,503,885)	85,615,675

Equity transactions:
Purchase payments received from contract owners (note 3)	214,742,004	274,623,378	48,159,256	77,341,783	42,190,867	56,164,864	85,050,603	102,757,302
Transfers between funds	(30,170,731)	(10,701,229)	(4,927,391)	19,053,552	10,672,237	(544,234)	(27,274,895)	(644,561)
Redemptions (note 3)	(109,598,253)	(107,038,566)	(169,309,454)	(150,554,848)	(56,272,134)	(59,260,330)	(157,303,369)	(138,665,930)
Annuity benefits	(6,994)	-	-	-	(2,511)	(1,945)	(5,421)	(4,591)
Contract maintenance charges (note 2)	(22,402,172)	(19,094,307)	(31,789,571)	(29,995,449)	(8,129,422)	(7,635,767)	(29,504,129)	(28,255,430)
Contingent deferred sales charges (note 2)	(1,046,517)	(1,245,207)	(700,911)	(1,228,799)	(483,680)	(606,071)	(1,124,037)	(1,309,185)
Adjustments to maintain reserves	(900)	(1,250)	(1,100)	(1,298)	(737)	(918)	(484)	(6,617)

Net equity transactions	51,516,437	136,542,819	(158,569,171)	(85,385,059)	(12,025,380)	(11,884,401)	(130,161,732)	(66,129,012)

Net change in contract owners’ equity	(4,731,453)	191,250,076	(236,699,305)	4,686,235	(28,348,177)	982,767	(200,665,617)	19,486,663
Contract owners’ equity beginning of period	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084	737,256,726	736,273,959	2,900,653,850	2,881,167,187

Contract owners’ equity end of period	$2,126,863,818	$2,131,595,271	$2,697,751,014	$2,934,450,319	$708,908,549	$737,256,726	$2,699,988,233	$2,900,653,850

CHANGES IN UNITS:
Beginning units	170,119,173	159,209,883	230,201,524	237,108,265	62,574,511	63,620,813	229,287,740	234,566,759
Units purchased	23,071,359	28,580,380	12,886,845	15,401,714	13,330,492	12,689,991	14,421,810	17,162,791
Units redeemed	(19,177,218)	(17,671,090)	(25,657,127)	(22,308,455)	(14,389,937)	(13,736,293)	(24,817,517)	(22,441,810)

Ending units	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511	218,892,033	229,287,740

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,622,878	$3,392,791	$8,108,604	$7,172,979	$49,389	$57,870	$1,190,614	$850,621
Realized gain (loss) on investments	14,946,291	18,895,905	9,387,756	11,580,525	(37,777)	(19,689)	1,059,230	1,566,087
Change in unrealized gain (loss) on investments	(69,248,020)	(43,977,377)	(71,733,395)	(19,689,141)	(82,597)	39,514	(5,124,417)	931,369
Reinvested capital gains	37,235,720	33,079,037	32,846,994	21,975,973	14,151	-	465,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,443,131)	11,390,356	(21,390,041)	21,040,336	(56,834)	77,695	(2,409,003)	3,348,077

Equity transactions:
Purchase payments received from contract owners (note 3)	22,608,368	31,807,624	54,679,155	86,347,767	61,397	72,367	10,002,161	6,223,677
Transfers between funds	(4,619,821)	(2,201,208)	(16,258,430)	(19,654,367)	(294,388)	1,269,354	3,840,674	220,288
Redemptions (note 3)	(35,388,541)	(46,869,260)	(47,601,150)	(45,622,651)	(251,293)	(311,263)	(16,445,387)	(17,663,776)
Annuity benefits	-	-	(23,275)	(23,752)	-	-	(6,586)	(6,637)
Contract maintenance charges (note 2)	(2,067,204)	(2,115,849)	(8,823,791)	(8,108,310)	(780)	(664)	(519,962)	(519,743)
Contingent deferred sales charges (note 2)	(84,624)	(209,771)	(482,987)	(504,361)	(1,079)	(322)	(23,383)	(47,467)
Adjustments to maintain reserves	(667)	(608)	(833)	(980)	(57)	(70)	(662)	(872)

Net equity transactions	(19,552,489)	(19,589,072)	(18,511,311)	12,433,346	(486,200)	1,029,402	(3,153,145)	(11,794,530)

Net change in contract owners’ equity	(30,995,620)	(8,198,716)	(39,901,352)	33,473,682	(543,034)	1,107,097	(5,562,148)	(8,446,453)
Contract owners’ equity beginning of period	397,258,417	405,457,133	859,962,692	826,489,010	3,406,018	2,298,921	101,562,066	110,008,519

Contract owners’ equity end of period	$366,262,797	$397,258,417	$820,061,340	$859,962,692	$2,862,984	$3,406,018	$95,999,918	$101,562,066

CHANGES IN UNITS:
Beginning units	31,438,275	33,028,201	69,676,994	68,643,015	271,564	190,072	8,368,425	9,372,371
Units purchased	3,899,413	4,163,830	7,209,760	9,696,272	43,037	164,202	2,713,906	2,721,337
Units redeemed	(5,459,601)	(5,753,756)	(8,774,926)	(8,662,293)	(81,537)	(82,710)	(2,996,030)	(3,725,283)

Ending units	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564	8,086,301	8,368,425

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLCP2		TRF		TRF2		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,391	$444,034	$(180,142)	$(227,018)	$(788,575)	$(1,068,661)	$519,011	$1,243,595
Realized gain (loss) on investments	248,536	63,242	7,022,013	5,723,922	17,803,758	18,691,833	(3,942,185)	(6,162,769)
Change in unrealized gain (loss) on investments	(2,234,319)	1,250,482	(7,140,315)	8,168,552	(17,632,236)	(3,628,055)	(365,559)	13,765,658
Reinvested capital gains	565,433	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,413,959)	1,757,758	(298,444)	13,665,456	(617,053)	13,995,117	(3,788,733)	8,846,484

Equity transactions:
Purchase payments received from contract owners (note 3)	6,800,196	9,436,453	1,191,788	1,388,722	4,557,036	3,206,870	7,721,930	6,812,460
Transfers between funds	(817,117)	6,499,531	(1,252,634)	(779,712)	(1,785,425)	(7,478,757)	(78,766)	(4,090,011)
Redemptions (note 3)	(3,016,020)	(2,989,702)	(13,248,846)	(14,770,629)	(22,110,427)	(26,852,490)	(37,515,659)	(44,066,396)
Annuity benefits	-	-	(40,286)	(67,818)	(5,471)	(5,335)	(19,823)	(20,547)
Contract maintenance charges (note 2)	(513,364)	(389,497)	(71,376)	(76,911)	(594,874)	(606,481)	(1,016,096)	(1,066,711)
Contingent deferred sales charges (note 2)	(30,845)	(22,855)	(2,288)	(3,522)	(52,475)	(64,198)	(55,406)	(92,107)
Adjustments to maintain reserves	(619)	(606)	17,485	(77,007)	(795)	(894)	2,293	(6,380)

Net equity transactions	2,422,231	12,533,324	(13,406,157)	(14,386,877)	(19,992,431)	(31,801,285)	(30,961,527)	(42,529,692)

Net change in contract owners’ equity	1,008,272	14,291,082	(13,704,601)	(721,421)	(20,609,484)	(17,806,168)	(34,750,260)	(33,683,208)
Contract owners’ equity beginning of period	64,579,296	50,288,214	135,557,699	136,279,120	141,034,420	158,840,588	271,683,363	305,366,571

Contract owners’ equity end of period	$65,587,568	$64,579,296	$121,853,098	$135,557,699	$120,424,936	$141,034,420	$236,933,103	$271,683,363

CHANGES IN UNITS:
Beginning units	4,904,620	3,944,916	1,636,013	1,835,389	6,491,200	8,102,028	16,944,271	20,054,696
Units purchased	1,539,917	1,895,362	20,586	30,969	1,244,870	1,442,603	4,265,328	4,425,391
Units redeemed	(1,362,610)	(935,658)	(188,120)	(230,345)	(2,151,907)	(3,053,431)	(6,393,645)	(7,535,816)

Ending units	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200	14,815,954	16,944,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		CAF2		GVIX2		GVIX8
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(356,619)	$(348,878)	$(595,671)	$(480,979)	$5,261	$1,604	$273,277	$584,006
Realized gain (loss) on investments	2,934,948	2,584,183	2,678,690	1,653,582	(220)	23	425,018	563,031
Change in unrealized gain (loss) on investments	(5,756,721)	1,178,771	(11,043,400)	2,720,110	(23,107)	(5,591)	(2,741,897)	(4,211,539)
Reinvested capital gains	4,400,333	-	10,363,172	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,221,941	3,414,076	1,402,791	3,892,713	(18,066)	(3,964)	(2,043,602)	(3,064,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	845,116	671,931	9,901,241	9,408,961	182,794	59,343	12,615,584	10,940,722
Transfers between funds	(566,845)	174,454	(1,452,139)	2,226,525	77,042	2,050	3,647,726	1,262,261
Redemptions (note 3)	(3,692,562)	(3,652,979)	(3,086,087)	(1,268,274)	-	-	(2,558,051)	(2,171,205)
Annuity benefits	(5,733)	(5,386)	-	-	-	-	(371)	-
Contract maintenance charges (note 2)	(22,989)	(24,402)	(305,275)	(259,585)	(276)	-	(168,201)	(123,909)
Contingent deferred sales charges (note 2)	(1,071)	(4,255)	(54,027)	(20,417)	-	-	(12,004)	(8,043)
Adjustments to maintain reserves	790	855	(393)	(493)	(14)	(3)	(2,377)	(500)

Net equity transactions	(3,443,294)	(2,839,782)	5,003,320	10,086,717	259,546	61,390	13,522,306	9,899,326

Net change in contract owners’ equity	(2,221,353)	574,294	6,406,111	13,979,430	241,480	57,426	11,478,704	6,834,824
Contract owners’ equity beginning of period	36,916,910	36,342,616	52,518,246	38,538,816	57,426	-	39,378,317	32,543,493

Contract owners’ equity end of period	$34,695,557	$36,916,910	$58,924,357	$52,518,246	$298,906	$57,426	$50,857,021	$39,378,317

CHANGES IN UNITS:
Beginning units	1,270,746	1,371,740	3,719,227	2,980,072	5,529	-	4,101,560	3,121,010
Units purchased	51,392	58,379	1,291,641	1,393,431	26,959	5,570	2,439,021	1,699,522
Units redeemed	(161,495)	(159,373)	(952,070)	(654,276)	(3,156)	(41)	(1,077,864)	(718,972)

Ending units	1,160,643	1,270,746	4,058,798	3,719,227	29,332	5,529	5,462,717	4,101,560

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(736,736)	$(349,304)	$3,384,093	$3,316,789	$818,275	$3,228,885	$1,350,757	$1,861,983
Realized gain (loss) on investments	11,317,399	3,418,498	6,008,052	2,687,824	19,324,185	18,582,065	4,040,154	11,274,517
Change in unrealized gain (loss) on investments	(15,640,057)	4,007,471	(60,557,142)	23,259,766	(103,880,900)	10,154,439	(35,885,681)	(17,887,030)
Reinvested capital gains	-	-	28,288,627	4,291,243	54,153,455	20,674,964	22,699,716	20,662,922

Net increase (decrease) in contract owners’ equity resulting from operations	(5,059,394)	7,076,665	(22,876,370)	33,555,622	(29,584,985)	52,640,353	(7,795,054)	15,912,392

Equity transactions:
Purchase payments received from contract owners (note 3)	12,278,472	19,434,532	193,810,800	197,296,101	39,136,920	42,414,017	42,238,401	53,942,691
Transfers between funds	(5,180,668)	(2,398,773)	8,432,269	1,124,375	29,752,321	14,024,647	22,684,955	(21,476,900)
Redemptions (note 3)	(30,616,041)	(44,563,246)	(58,168,290)	(41,293,780)	(67,045,181)	(55,409,035)	(69,943,718)	(59,190,835)
Annuity benefits	(13,269)	(11,715)	-	-	(2,486)	(1,897)	-	(964)
Contract maintenance charges (note 2)	(28,605)	(32,444)	(13,150,879)	(10,707,331)	(17,130,778)	(15,938,616)	(6,678,651)	(6,420,457)
Contingent deferred sales charges (note 2)	(39,928)	(28,636)	(554,840)	(583,682)	(613,489)	(543,438)	(602,809)	(590,382)
Adjustments to maintain reserves	(72)	(41,710)	(973)	(875)	(625)	(628)	(896)	(941)

Net equity transactions	(23,600,111)	(27,641,992)	130,368,087	145,834,808	(15,903,318)	(15,454,950)	(12,302,718)	(33,737,788)

Net change in contract owners’ equity	(28,659,505)	(20,565,327)	107,491,717	179,390,430	(45,488,303)	37,185,403	(20,097,772)	(17,825,396)
Contract owners’ equity beginning of period	212,167,885	232,733,212	1,215,729,285	1,036,338,855	1,487,796,624	1,450,611,221	667,796,025	685,621,421

Contract owners’ equity end of period	$183,508,380	$212,167,885	$1,323,221,002	$1,215,729,285	$1,442,308,321	$1,487,796,624	$647,698,253	$667,796,025

CHANGES IN UNITS:
Beginning units	9,151,603	10,396,960	79,083,321	69,467,461	84,721,057	85,633,495	47,834,340	50,261,670
Units purchased	1,740,294	1,860,247	16,894,457	16,261,501	6,760,448	6,348,438	10,871,934	9,987,756
Units redeemed	(2,790,764)	(3,105,604)	(8,528,949)	(6,645,641)	(7,669,900)	(7,260,876)	(11,773,116)	(12,415,086)

Ending units	8,101,133	9,151,603	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,475,993	$3,771,030	$(1,204,019)	$762,978	$1,196,831	$2,425,320	$(625,257)	$(542,688)
Realized gain (loss) on investments	29,790,149	36,346,371	4,874,626	9,893,006	1,154,754	4,581,533	4,674,730	2,942,590
Change in unrealized gain (loss) on investments	(178,957,130)	56,426,681	(40,025,195)	25,300,394	(57,660,234)	3,557,303	(21,463,649)	936,634
Reinvested capital gains	103,683,861	-	17,642,366	-	42,834,930	16,181,522	10,786,863	7,387,306

Net increase (decrease) in contract owners’ equity resulting from operations	(44,007,127)	96,544,082	(18,712,222)	35,956,378	(12,473,719)	26,745,678	(6,627,313)	10,723,842

Equity transactions:
Purchase payments received from contract owners (note 3)	85,802,986	101,117,267	32,647,062	35,629,825	52,087,056	64,664,278	23,804,456	20,952,672
Transfers between funds	(20,000,406)	(19,304,990)	(23,636,644)	(26,102,382)	(10,310,153)	3,749,465	631,362	(1,574,505)
Redemptions (note 3)	(239,008,365)	(284,587,314)	(144,779,882)	(178,920,050)	(71,450,359)	(72,180,347)	(14,155,511)	(13,725,232)
Annuity benefits	(18,657)	(67,929)	(16,509)	(14,713)	(5,377)	(52,094)	(14,518)	(16,116)
Contract maintenance charges (note 2)	(19,866,146)	(19,276,316)	(4,160,681)	(4,269,051)	(7,022,142)	(6,347,982)	(440,688)	(387,867)
Contingent deferred sales charges (note 2)	(691,628)	(991,382)	(196,856)	(276,514)	(290,118)	(419,497)	(46,026)	(70,565)
Adjustments to maintain reserves	(2,310)	(1,779)	(1,214)	(2,788)	(102)	(10,149)	(437)	(755)

Net equity transactions	(193,784,526)	(223,112,443)	(140,144,724)	(173,955,673)	(36,991,195)	(10,596,326)	9,778,638	5,177,632

Net change in contract owners’ equity	(237,791,653)	(126,568,361)	(158,856,946)	(137,999,295)	(49,464,914)	16,149,352	3,151,325	15,901,474
Contract owners’ equity beginning of period	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937	858,198,052	842,048,700	152,346,903	136,445,429

Contract owners’ equity end of period	$2,440,767,583	$2,678,559,236	$868,276,696	$1,027,133,642	$808,733,138	$858,198,052	$155,498,228	$152,346,903

CHANGES IN UNITS:
Beginning units	143,660,270	155,762,593	46,994,555	55,228,742	52,322,609	52,936,074	4,963,956	4,806,703
Units purchased	12,528,842	16,421,758	5,193,517	6,552,498	5,610,124	8,236,209	1,419,525	1,242,842
Units redeemed	(22,760,730)	(28,524,081)	(11,635,970)	(14,786,685)	(7,847,955)	(8,849,674)	(1,126,176)	(1,085,589)

Ending units	133,428,382	143,660,270	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		NVMIG1		NVMIG6		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(8,885,609)	$(9,320,251)	$(192,099)	$46,959	$(1,884,416)	$795,120	$(5,109)	$39,811
Realized gain (loss) on investments	-	-	(473,765)	(37,070)	7,433,694	14,118,060	(87,550)	(17,354)
Change in unrealized gain (loss) on investments	-	-	(1,430,916)	(2,637,380)	(15,096,482)	(26,591,132)	(137,788)	(472,369)
Reinvested capital gains	-	-	1,671,234	1,732,767	7,582,195	7,808,288	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,885,609)	(9,320,251)	(425,546)	(894,724)	(1,965,009)	(3,869,664)	(230,447)	(449,912)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,399,904	212,668,788	330,595	215,496	4,092,156	5,577,747	127,896	53,581
Transfers between funds	173,104,257	140,594,086	(1,460,454)	35,105,375	841,254	(647,179)	3,649	4,900,800
Redemptions (note 3)	(367,153,430)	(341,393,163)	(3,814,591)	(2,795,723)	(19,355,382)	(25,860,547)	(642,971)	(424,942)
Annuity benefits	(79,445)	(86,781)	(10,228)	(5,077)	(2,728)	(2,933)	-	-
Contract maintenance charges (note 2)	(1,659,710)	(1,728,824)	(11,135)	(7,961)	(768,666)	(759,448)	(1,183)	(1,020)
Contingent deferred sales charges (note 2)	(430,692)	(392,061)	(1,829)	(887)	(20,468)	(62,350)	(2,721)	(865)
Adjustments to maintain reserves	(8,611)	(1,555)	(1,022)	3,885	(867)	(1,061)	(68)	(48)

Net equity transactions	(18,827,727)	9,660,490	(4,968,664)	32,515,108	(15,214,701)	(21,755,771)	(515,398)	4,527,506

Net change in contract owners’ equity	(27,713,336)	340,239	(5,394,210)	31,620,384	(17,179,710)	(25,625,435)	(745,845)	4,077,594
Contract owners’ equity beginning of period	619,515,606	619,175,367	31,620,384	-	138,719,754	164,345,189	4,077,594	-

Contract owners’ equity end of period	$591,802,270	$619,515,606	$26,226,174	$31,620,384	$121,540,044	$138,719,754	$3,331,749	$4,077,594

CHANGES IN UNITS:
Beginning units	52,507,000	51,823,152	3,252,855	-	13,009,367	15,025,508	451,831	-
Units purchased	76,405,217	81,223,048	61,367	3,579,328	2,179,023	3,025,246	33,080	509,483
Units redeemed	(78,368,037)	(80,539,200)	(569,153)	(326,473)	(3,556,593)	(5,041,387)	(90,536)	(57,652)

Ending units	50,544,180	52,507,000	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV2		NVMLG1		NVMLG2		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(322,156)	$512,172	$(87,051)	$(89,719)	$(1,635,995)	$(1,665,562)	$(5,254)	$(5,623)
Realized gain (loss) on investments	(821,442)	(356,814)	665,197	933,284	5,629,371	7,654,588	234,531	401,558
Change in unrealized gain (loss) on investments	(2,470,437)	(6,960,813)	(1,179,049)	(705,247)	(12,340,964)	(4,922,472)	(853,480)	(452,873)
Reinvested capital gains	-	-	821,934	753,866	10,103,987	8,828,520	447,303	467,036

Net increase (decrease) in contract owners’ equity resulting from operations	(3,614,035)	(6,805,455)	221,031	892,184	1,756,399	9,895,074	(176,900)	410,098

Equity transactions:
Purchase payments received from contract owners (note 3)	3,737,852	3,047,706	279,508	160,044	9,665,819	10,339,499	136,216	164,487
Transfers between funds	2,006,677	67,219,019	(417,871)	(638,043)	(4,169,310)	(6,500,096)	(274,479)	347,312
Redemptions (note 3)	(5,382,789)	(4,211,029)	(1,093,315)	(1,197,187)	(13,701,124)	(16,710,534)	(627,323)	(872,160)
Annuity benefits	(1,019)	(1,128)	(3,189)	(2,166)	(15,969)	(15,258)	-	-
Contract maintenance charges (note 2)	(451,236)	(313,428)	(4,157)	(4,522)	(446,179)	(435,691)	(1,509)	(1,557)
Contingent deferred sales charges (note 2)	(16,869)	(15,932)	(1,192)	(1,799)	(26,869)	(46,633)	(1,125)	(92)
Adjustments to maintain reserves	(832)	15,449	7,265	219	(951)	(1,253)	(54)	(90)

Net equity transactions	(108,216)	65,740,657	(1,232,951)	(1,683,454)	(8,694,583)	(13,369,966)	(768,274)	(362,100)

Net change in contract owners’ equity	(3,722,251)	58,935,202	(1,011,920)	(791,270)	(6,938,184)	(3,474,892)	(945,174)	47,998
Contract owners’ equity beginning of period	59,455,125	519,923	10,437,484	11,228,754	124,198,275	127,673,167	4,868,741	4,820,743

Contract owners’ equity end of period	$55,732,874	$59,455,125	$9,425,564	$10,437,484	$117,260,091	$124,198,275	$3,923,567	$4,868,741

CHANGES IN UNITS:
Beginning units	3,915,281	30,305	708,684	831,103	8,723,839	9,742,636	296,761	320,482
Units purchased	981,633	4,712,729	67,257	109,425	1,637,073	1,831,749	41,918	89,499
Units redeemed	(960,045)	(827,753)	(154,591)	(231,844)	(2,252,926)	(2,850,546)	(88,327)	(113,220)

Ending units	3,936,869	3,915,281	621,350	708,684	8,107,986	8,723,839	250,352	296,761

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(466,422)	$(349,814)	$(2,494,312)	$(2,545,327)	$(1,953,658)	$(1,993,029)	$2,136	$283
Realized gain (loss) on investments	3,801,663	3,875,318	8,901,732	11,028,170	11,269,395	9,981,324	(566)	95
Change in unrealized gain (loss) on investments	(15,948,957)	(4,765,139)	(34,582,047)	(27,291,596)	(30,161,027)	(21,267,597)	(28,740)	(2,307)
Reinvested capital gains	8,726,395	7,154,250	26,430,173	23,316,178	18,501,772	15,526,527	17,899	5,073

Net increase (decrease) in contract owners’ equity resulting from operations	(3,887,321)	5,914,615	(1,744,454)	4,507,425	(2,343,518)	2,247,225	(9,271)	3,144

Equity transactions:
Purchase payments received from contract owners (note 3)	8,429,231	13,157,972	1,429,131	2,024,324	9,793,207	6,728,047	176,789	17,686
Transfers between funds	(568,107)	(734,091)	(1,094,255)	(4,488,324)	8,268,496	(1,662,315)	251	(142)
Redemptions (note 3)	(5,387,857)	(6,115,391)	(19,162,892)	(20,237,071)	(17,462,844)	(18,957,242)	(253)	(753)
Annuity benefits	-	-	(23,531)	(24,320)	(4,027)	(4,020)	-	-
Contract maintenance charges (note 2)	(329,388)	(294,495)	(87,801)	(94,484)	(547,936)	(535,624)	(56)	(29)
Contingent deferred sales charges (note 2)	(22,716)	(32,475)	(3,435)	(3,239)	(44,745)	(49,257)	-	-
Adjustments to maintain reserves	(671)	(762)	4,722	4,378	(987)	(1,160)	15	(3)

Net equity transactions	2,120,492	5,980,758	(18,938,061)	(22,818,736)	1,164	(14,481,571)	176,746	16,759

Net change in contract owners’ equity	(1,766,829)	11,895,373	(20,682,515)	(18,311,311)	(2,342,354)	(12,234,346)	167,475	19,903
Contract owners’ equity beginning of period	79,361,366	67,465,993	188,983,120	207,294,431	123,485,793	135,720,139	23,808	3,905

Contract owners’ equity end of period	$77,594,537	$79,361,366	$168,300,605	$188,983,120	$121,143,439	$123,485,793	$191,283	$23,808

CHANGES IN UNITS:
Beginning units	5,883,975	5,423,937	12,805,808	14,421,413	8,653,958	9,737,422	1,719	329
Units purchased	1,680,615	2,004,424	239,437	204,661	3,825,414	2,118,108	13,065	1,475
Units redeemed	(1,516,152)	(1,544,386)	(1,469,097)	(1,820,266)	(3,819,647)	(3,201,572)	(518)	(85)

Ending units	6,048,438	5,883,975	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(816,350)	$(247,610)	$(91,067)	$(90,191)	$(467,770)	$(380,680)	$(213,882)	$(300,717)
Realized gain (loss) on investments	12,067,462	15,922,544	439,861	397,717	1,713,335	1,660,723	1,461,001	1,716,791
Change in unrealized gain (loss) on investments	(55,108,309)	(41,514,698)	(1,289,711)	(1,220,129)	(6,053,921)	(4,632,035)	(6,989,370)	(2,903,069)
Reinvested capital gains	31,638,836	69,321,363	885,231	929,035	4,111,796	3,531,895	3,326,681	3,389,801

Net increase (decrease) in contract owners’ equity resulting from operations	(12,218,361)	43,481,599	(55,686)	16,432	(696,560)	179,903	(2,415,570)	1,902,806

Equity transactions:
Purchase payments received from contract owners (note 3)	11,338,270	10,953,714	99,557	79,943	5,992,934	5,127,273	471,107	552,119
Transfers between funds	(8,011,861)	(1,926,074)	1,038,097	(658,374)	1,652,046	(1,203,713)	(612,783)	(3,222,267)
Redemptions (note 3)	(34,156,402)	(37,747,280)	(1,107,998)	(605,661)	(2,512,991)	(2,927,462)	(3,602,174)	(4,251,106)
Annuity benefits	(5,561)	(5,208)	(2,845)	(2,713)	(1,821)	(1,732)	(17,042)	(14,284)
Contract maintenance charges (note 2)	(604,448)	(580,842)	(2,387)	(2,450)	(73,787)	(67,219)	(11,844)	(13,278)
Contingent deferred sales charges (note 2)	(48,256)	(55,200)	(840)	(393)	(13,408)	(35,769)	(4,212)	(3,420)
Adjustments to maintain reserves	(1,000)	(1,285)	(53)	(79)	(538)	(658)	1,998	6,706

Net equity transactions	(31,489,258)	(29,362,175)	23,531	(1,189,727)	5,042,435	890,720	(3,774,950)	(6,945,530)

Net change in contract owners’ equity	(43,707,619)	14,119,424	(32,155)	(1,173,295)	4,345,875	1,070,623	(6,190,520)	(5,042,724)
Contract owners’ equity beginning of period	315,168,582	301,049,158	6,475,481	7,648,776	25,546,544	24,475,921	36,091,096	41,133,820

Contract owners’ equity end of period	$271,460,963	$315,168,582	$6,443,326	$6,475,481	$29,892,419	$25,546,544	$29,900,576	$36,091,096

CHANGES IN UNITS:
Beginning units	18,226,226	20,097,001	608,105	729,385	1,159,126	1,124,666	1,020,116	1,227,066
Units purchased	2,077,622	3,029,806	193,573	75,686	786,046	464,558	57,320	42,695
Units redeemed	(3,920,258)	(4,900,581)	(193,104)	(196,966)	(570,111)	(430,098)	(157,411)	(249,645)

Ending units	16,383,590	18,226,226	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(392,683)	$(425,147)	$(697,829)	$(911,542)	$(605,408)	$(711,537)	$961,163	$3,479,438
Realized gain (loss) on investments	2,560,708	3,330,678	(111,166)	831,020	2,589,914	3,106,957	1,392,417	1,814,311
Change in unrealized gain (loss) on investments	(8,756,046)	(4,520,325)	(8,129,629)	(12,430,775)	(7,852,110)	(10,393,530)	(12,113,690)	(1,262,611)
Reinvested capital gains	3,744,791	3,304,920	7,099,747	11,848,900	4,545,099	7,491,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,843,230)	1,690,126	(1,838,877)	(662,397)	(1,322,505)	(506,805)	(9,760,110)	4,031,138

Equity transactions:
Purchase payments received from contract owners (note 3)	4,810,876	5,196,088	951,389	1,250,904	2,368,963	3,606,625	20,059,151	24,659,174
Transfers between funds	(1,756,503)	(2,632,436)	(1,359,693)	(1,936,271)	(1,684,756)	(2,137,776)	(1,621,734)	15,233,436
Redemptions (note 3)	(3,275,297)	(3,610,230)	(8,016,386)	(8,265,810)	(5,396,392)	(5,435,803)	(15,747,731)	(15,776,431)
Annuity benefits	(320)	(342)	(21,839)	(19,184)	(3,839)	(3,850)	(1,678)	(1,787)
Contract maintenance charges (note 2)	(72,608)	(68,916)	(27,783)	(30,661)	(111,092)	(107,093)	(1,696,705)	(1,477,239)
Contingent deferred sales charges (note 2)	(11,910)	(17,332)	(5,290)	(3,674)	(6,714)	(17,853)	(81,660)	(128,232)
Adjustments to maintain reserves	(574)	(835)	(16,323)	888	(607)	(790)	(709)	(1,098)

Net equity transactions	(306,336)	(1,134,003)	(8,495,925)	(9,003,808)	(4,834,437)	(4,096,540)	908,934	22,507,823

Net change in contract owners’ equity	(3,149,566)	556,123	(10,334,802)	(9,666,205)	(6,156,942)	(4,603,345)	(8,851,176)	26,538,961
Contract owners’ equity beginning of period	37,483,223	36,927,100	75,693,313	85,359,518	47,056,962	51,660,307	213,824,484	187,285,523

Contract owners’ equity end of period	$34,333,657	$37,483,223	$65,358,511	$75,693,313	$40,900,020	$47,056,962	$204,973,308	$213,824,484

CHANGES IN UNITS:
Beginning units	1,133,233	1,171,234	1,418,968	1,570,642	1,594,729	1,735,362	13,686,203	12,261,303
Units purchased	340,802	321,255	32,051	48,217	198,594	259,224	3,105,071	4,241,112
Units redeemed	(345,913)	(359,256)	(186,926)	(199,891)	(358,147)	(399,857)	(3,151,732)	(2,816,212)

Ending units	1,128,122	1,133,233	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$131,746	$(607,872)	$(2,570,610)	$(2,325,507)	$(2,514,293)	$(2,547,385)	$642,836	$4,905,290
Realized gain (loss) on investments	91,825	249,795	15,603,228	16,804,023	11,423,653	14,993,348	2,711,967	5,645,407
Change in unrealized gain (loss) on investments	(2,686,972)	(925,509)	(52,473,325)	(26,781,572)	(34,484,239)	(21,289,559)	(23,722,618)	(43,065,341)
Reinvested capital gains	-	-	52,776,618	38,518,486	33,134,851	24,782,941	9,914,233	9,146,967

Net increase (decrease) in contract owners’ equity resulting from operations	(2,463,401)	(1,283,586)	13,335,911	26,215,430	7,559,972	15,939,345	(10,453,582)	(23,367,677)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,946,891	27,370,322	3,376,159	4,005,353	9,668,240	10,752,349	11,204,719	13,858,851
Transfers between funds	3,515,785	1,628,765	(6,635,132)	(5,617,021)	1,338,070	(9,545,302)	12,062,444	6,174,457
Redemptions (note 3)	(13,938,419)	(10,124,469)	(38,801,598)	(39,860,031)	(31,954,196)	(35,480,041)	(22,817,587)	(29,938,877)
Annuity benefits	(5,631)	(5,886)	(73,244)	(77,112)	(60,090)	(57,672)	(4,636)	(5,257)
Contract maintenance charges (note 2)	(899,185)	(642,588)	(133,659)	(144,274)	(292,155)	(268,036)	(1,812,943)	(1,719,605)
Contingent deferred sales charges (note 2)	(59,687)	(87,865)	(11,719)	(14,075)	(33,967)	(68,279)	(61,369)	(114,983)
Adjustments to maintain reserves	(912)	(861)	2,174	(2,138)	(892)	(408)	(784)	(906)

Net equity transactions	10,558,842	18,137,418	(42,277,019)	(41,709,298)	(21,334,990)	(34,667,389)	(1,430,156)	(11,746,320)

Net change in contract owners’ equity	8,095,441	16,853,832	(28,941,108)	(15,493,868)	(13,775,018)	(18,728,044)	(11,883,738)	(35,113,997)
Contract owners’ equity beginning of period	116,366,724	99,512,892	366,571,523	382,065,391	233,579,739	252,307,783	220,142,540	255,256,537

Contract owners’ equity end of period	$124,462,165	$116,366,724	$337,630,415	$366,571,523	$219,804,721	$233,579,739	$208,258,802	$220,142,540

CHANGES IN UNITS:
Beginning units	11,240,208	9,506,940	16,100,387	18,014,768	10,506,727	12,147,466	15,012,122	15,771,695
Units purchased	5,278,821	5,338,208	271,903	359,893	1,543,785	1,606,264	3,511,312	3,403,697
Units redeemed	(4,282,578)	(3,604,940)	(2,076,796)	(2,274,274)	(2,471,939)	(3,247,003)	(3,529,626)	(4,163,270)

Ending units	12,236,451	11,240,208	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF		EIF2		NVRE1		NVRE2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,040	$6,097	$(32,457)	$(494,719)	$714,957	$1,002,812	$843,290	$1,412,053
Realized gain (loss) on investments	29,599	1,841	10,854,539	12,844,815	2,846,482	2,098,057	(5,246,518)	2,420,995
Change in unrealized gain (loss) on investments	(48,640)	21,292	(24,683,589)	24,612	(16,630,408)	(3,729,891)	(18,792,494)	(6,702,925)
Reinvested capital gains	-	-	-	-	8,695,049	15,325,475	14,885,766	23,870,535

Net increase (decrease) in contract owners’ equity resulting from operations	(16,001)	29,230	(13,861,507)	12,374,708	(4,373,920)	14,696,453	(8,309,956)	21,000,658

Equity transactions:
Purchase payments received from contract owners (note 3)	57,373	225,997	12,998,236	18,648,696	884,085	730,790	16,347,101	14,792,773
Transfers between funds	(179,174)	(3,804)	689,279	(8,202,758)	(2,551,395)	2,500,423	(16,556,802)	14,931,736
Redemptions (note 3)	(32,091)	(2,772)	(16,896,841)	(18,312,671)	(7,996,525)	(5,487,710)	(10,836,244)	(10,597,628)
Annuity benefits	-	-	(4,058)	(3,307)	(1,942)	(1,843)	(5,199)	(4,934)
Contract maintenance charges (note 2)	(505)	(190)	(985,405)	(934,082)	(19,193)	(20,479)	(6,599)	(6,547)
Contingent deferred sales charges (note 2)	-	-	(44,251)	(82,958)	(10,479)	(4,880)	(53,084)	(43,458)
Adjustments to maintain reserves	(14)	(17)	(909)	(1,440)	(1,425)	(134)	(659)	(916)

Net equity transactions	(154,411)	219,214	(4,243,949)	(8,888,520)	(9,696,874)	(2,283,833)	(11,111,486)	19,071,026

Net change in contract owners’ equity	(170,412)	248,444	(18,105,456)	3,486,188	(14,070,794)	12,412,620	(19,421,442)	40,071,684
Contract owners’ equity beginning of period	443,482	195,038	180,285,774	176,799,586	67,665,227	55,252,607	112,812,484	72,740,800

Contract owners’ equity end of period	$273,070	$443,482	$162,180,318	$180,285,774	$53,594,433	$67,665,227	$93,391,042	$112,812,484

CHANGES IN UNITS:
Beginning units	34,050	16,278	7,305,999	7,694,919	4,693,279	4,873,879	8,086,103	6,586,101
Units purchased	5,063	18,324	1,726,924	1,835,589	514,571	535,958	2,857,314	3,844,681
Units redeemed	(16,641)	(552)	(1,900,029)	(2,224,509)	(1,227,264)	(716,558)	(3,728,528)	(2,344,679)

Ending units	22,472	34,050	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,971	$8,358	$20,971	$712	$(2,859,196)	$11,102,387	$(976,180)	$5,056,389
Realized gain (loss) on investments	(4,599)	(121)	(7,089)	5	(63,002)	27,375	288,885	192,726
Change in unrealized gain (loss) on investments	(194,921)	(27,928)	(107,391)	(5,739)	(58,300,370)	(29,199,488)	(27,358,747)	(11,466,719)
Reinvested capital gains	44,355	8,575	70,091	4,183	-	11,774,061	-	6,212,963

Net increase (decrease) in contract owners’ equity resulting from operations	(117,194)	(11,116)	(23,418)	(839)	(61,222,568)	(6,295,665)	(28,046,042)	(4,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,439,310	1,409,568	1,572,531	152,284	301,882,717	533,541,896	154,935,734	278,241,363
Transfers between funds	458,266	10,548	204,006	(10)	(34,500,207)	16,112,135	(24,365,446)	4,321,762
Redemptions (note 3)	(95,577)	(30,843)	(43,416)	-	(16,606,691)	(6,981,824)	(9,668,698)	(4,671,697)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(70)	(223)	(3)	-	(9,579,593)	(3,049,706)	(4,438,958)	(1,291,676)
Contingent deferred sales charges (note 2)	(148)	-	-	-	(449,345)	(157,510)	(186,215)	(172,707)
Adjustments to maintain reserves	(26)	(1)	4	(4)	(185)	(373)	(353)	(378)

Net equity transactions	3,801,755	1,389,049	1,733,122	152,270	240,746,696	539,464,618	116,276,064	276,426,667

Net change in contract owners’ equity	3,684,561	1,377,933	1,709,704	151,431	179,524,128	533,168,953	88,230,022	276,422,026
Contract owners’ equity beginning of period	1,401,443	23,510	151,431	-	755,595,648	222,426,695	376,761,705	100,339,679

Contract owners’ equity end of period	$5,086,004	$1,401,443	$1,861,135	$151,431	$935,119,776	$755,595,648	$464,991,727	$376,761,705

CHANGES IN UNITS:
Beginning units	125,679	2,099	13,188	-	69,392,456	20,316,134	34,616,610	9,283,008
Units purchased	403,233	132,347	204,688	13,189	30,505,851	51,679,005	14,943,337	27,408,413
Units redeemed	(54,737)	(8,767)	(47,058)	(1)	(8,246,826)	(2,602,683)	(4,259,595)	(2,074,811)

Ending units	474,175	125,679	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,045,203	$1,049,403	$487,722	$1,140,070	$(121,318)	$(58,144)	$897,648	$1,050,353
Realized gain (loss) on investments	92,274	42,133	210,167	21,402	146,633	134,960	2,038,236	652,450
Change in unrealized gain (loss) on investments	(38,171,519)	(3,364,025)	(17,476,412)	(883,744)	(5,586,528)	(40,905)	(9,369,395)	8,828,854
Reinvested capital gains	-	1,172,681	-	530,349	2,877,519	820,710	3,841,673	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,034,042)	(1,099,808)	(16,778,523)	808,077	(2,683,694)	856,621	(2,591,838)	10,531,657

Equity transactions:
Purchase payments received from contract owners (note 3)	268,716,073	342,412,038	118,791,939	191,025,168	15,846,118	12,254,561	121,849,936	91,568,835
Transfers between funds	(11,734,890)	8,154,088	(7,181,410)	1,793,255	2,985,950	2,420,070	13,722,143	26,194,743
Redemptions (note 3)	(10,813,530)	(4,245,087)	(7,676,428)	(3,174,292)	(1,207,742)	(564,126)	(10,925,377)	(3,250,380)
Annuity benefits	-	-	-	-	(1,542)	-	(1,439)	-
Contract maintenance charges (note 2)	(6,027,390)	(1,694,242)	(3,121,728)	(901,961)	(68,395)	(24,898)	(243,563)	(77,421)
Contingent deferred sales charges (note 2)	(308,848)	(54,806)	(190,420)	(55,125)	(9,577)	(3,227)	(51,311)	(12,990)
Adjustments to maintain reserves	(336)	(423)	(234)	(309)	(7,265)	(377)	(6,581)	(605)

Net equity transactions	239,831,079	344,571,568	100,621,719	188,686,736	17,537,547	14,082,003	124,343,808	114,422,182

Net change in contract owners’ equity	203,797,037	343,471,760	83,843,196	189,494,813	14,853,853	14,938,624	121,751,970	124,953,839
Contract owners’ equity beginning of period	467,813,783	124,342,023	262,077,939	72,583,126	24,010,339	9,071,715	168,655,614	43,701,775

Contract owners’ equity end of period	$671,610,820	$467,813,783	$345,921,135	$262,077,939	$38,864,192	$24,010,339	$290,407,584	$168,655,614

CHANGES IN UNITS:
Beginning units	43,498,040	11,584,365	24,393,200	6,817,671	1,861,847	723,265	12,997,434	3,743,803
Units purchased	26,768,009	33,126,922	11,800,194	18,417,004	1,853,256	1,461,556	13,762,066	10,966,174
Units redeemed	(4,280,769)	(1,213,247)	(2,419,514)	(841,475)	(500,809)	(322,974)	(4,213,441)	(1,712,543)

Ending units	65,985,280	43,498,040	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMGA2		NOTB4		NOTG4		NOTMG4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(151,609)	$-	$(73,665)	$(45,055)	$(18,752)	$(48,254)	$(45,946)	$(14,573)
Realized gain (loss) on investments	(451)	-	11,647	43,476	33,291	122,620	16,673	32,703
Change in unrealized gain (loss) on investments	(696,605)	-	(1,139,957)	(30,205)	(1,431,502)	(178,567)	(1,056,687)	(89,239)
Reinvested capital gains	-	-	314,086	71,892	51,584	-	222,994	84,687

Net increase (decrease) in contract owners’ equity resulting from operations	(848,665)	-	(887,889)	40,108	(1,365,379)	(104,201)	(862,966)	13,578

Equity transactions:
Purchase payments received from contract owners (note 3)	46,597,166	-	2,606,003	6,005,026	1,828,720	4,088,039	1,859,566	7,556,517
Transfers between funds	3,996,328	-	(244,429)	283,255	3,234,033	(1,107,094)	(794,364)	94,305
Redemptions (note 3)	(228,294)	-	(218,788)	(338,897)	(371,132)	(56,086)	(715,011)	(299,202)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12,808)	-	(376)	(260)	(197)	(58)	(143)	(51)
Contingent deferred sales charges (note 2)	-	-	(1,197)	(1,005)	(880)	(1,929)	(1,384)	-
Adjustments to maintain reserves	(35)	-	177	(97)	(316)	(95)	(77)	(89)

Net equity transactions	50,352,357	-	2,141,390	5,948,022	4,690,228	2,922,777	348,587	7,351,480

Net change in contract owners’ equity	49,503,692	-	1,253,501	5,988,130	3,324,849	2,818,576	(514,379)	7,365,058
Contract owners’ equity beginning of period	-	-	11,316,209	5,328,079	7,507,452	4,688,876	9,509,888	2,144,830

Contract owners’ equity end of period	$49,503,692	$-	$12,569,710	$11,316,209	$10,832,301	$7,507,452	$8,995,509	$9,509,888

CHANGES IN UNITS:
Beginning units	-	-	1,045,776	496,927	650,405	402,119	835,495	189,573
Units purchased	5,445,212	-	252,669	628,398	463,076	369,990	179,228	680,899
Units redeemed	(105,167)	-	(56,640)	(79,549)	(63,660)	(121,704)	(152,512)	(34,977)

Ending units	5,340,045	-	1,241,805	1,045,776	1,049,821	650,405	862,211	835,495

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVFHA		PMVRA		ALVBWB		ALVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,449	$531	$5,005	$301	$9,585	$8,552	$(17,129)	$(24,347)
Realized gain (loss) on investments	623	171	(33)	(45)	(3,864)	9,346	415,294	436,185
Change in unrealized gain (loss) on investments	(5,417)	2,925	(9,635)	235	(57,565)	(52,209)	(388,965)	51,012
Reinvested capital gains	661	727	-	-	53,907	66,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(684)	4,354	(4,663)	491	2,063	32,262	9,200	462,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	111,602	76,266	18,972	14,449	16,000	94,912	178,662
Transfers between funds	18,997	(2,181)	13,846	1,117	66,533	69,840	(165,537)	(344,155)
Redemptions (note 3)	(1,458)	-	(397)	-	(83,972)	(32,743)	(864,938)	(1,109,320)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(78)	(61)	(3,431)	(3,306)	(401)	(413)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(38)	-
Adjustments to maintain reserves	(8)	(2)	5	2	(3)	(5)	(143)	8

Net equity transactions	17,531	109,419	89,642	20,030	(6,424)	49,786	(936,145)	(1,275,218)

Net change in contract owners’ equity	16,847	113,773	84,979	20,521	(4,361)	82,048	(926,945)	(812,368)
Contract owners’ equity beginning of period	113,773	-	51,261	30,740	523,746	441,698	6,282,093	7,094,461

Contract owners’ equity end of period	$130,620	$113,773	$136,240	$51,261	$519,385	$523,746	$5,355,148	$6,282,093

CHANGES IN UNITS:
Beginning units	10,527	-	5,579	3,432	41,081	36,960	261,769	317,866
Units purchased	2,565	10,731	9,835	2,165	6,369	8,125	8,627	14,934
Units redeemed	(989)	(204)	(97)	(18)	(7,070)	(4,004)	(46,921)	(71,031)

Ending units	12,103	10,527	15,317	5,579	40,380	41,081	223,475	261,769

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ALVSVB		ACVB		ACVCA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$832	$704	$(1,041,011)	$(1,063,094)	$132,602	$70,906	$(949)	$(1,015)
Realized gain (loss) on investments	574	42	1,886,772	5,807,090	227,112	468,769	5,647	7,088
Change in unrealized gain (loss) on investments	(57,036)	(9,220)	(23,138,228)	(8,651,614)	(4,968,647)	(787,619)	(8,234)	(16,505)
Reinvested capital gains	40,135	26,832	15,355,718	10,650,624	3,306,322	3,115,320	4,666	15,414

Net increase (decrease) in contract owners’ equity resulting from operations	(15,495)	18,358	(6,936,749)	6,743,006	(1,302,611)	2,867,376	1,130	4,982

Equity transactions:
Purchase payments received from contract owners (note 3)	15,172	57,622	10,110,265	17,291,547	235,236	354,166	-	-
Transfers between funds	66,741	2,982	(3,077,924)	(11,543,765)	(262,969)	1,428,359	-	-
Redemptions (note 3)	(12,699)	(8,338)	(6,438,831)	(7,301,825)	(3,933,966)	(3,839,468)	-	-
Annuity benefits	-	-	-	-	(30,358)	(30,219)	(14,120)	(15,516)
Contract maintenance charges (note 2)	(296)	(269)	(512,378)	(475,075)	(14,149)	(15,426)	-	-
Contingent deferred sales charges (note 2)	-	-	(45,892)	(68,258)	(192)	(1,451)	-	-
Adjustments to maintain reserves	(9)	(12)	(807)	(798)	1,132	903	3,976	3,888

Net equity transactions	68,909	51,985	34,433	(2,098,174)	(4,005,266)	(2,103,136)	(10,144)	(11,628)

Net change in contract owners’ equity	53,414	70,343	(6,902,316)	4,644,832	(5,307,877)	764,240	(9,014)	(6,646)
Contract owners’ equity beginning of period	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836	74,266	80,912

Contract owners’ equity end of period	$300,857	$247,443	$90,490,876	$97,393,192	$31,282,199	$36,590,076	$65,252	$74,266

CHANGES IN UNITS:
Beginning units	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387	-	-
Units purchased	6,654	4,954	547,102	884,011	38,835	79,996	-	-
Units redeemed	(1,256)	(858)	(542,285)	(951,742)	(157,806)	(145,085)	-	-

Ending units	23,874	18,476	2,884,800	2,879,983	952,327	1,071,298	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG		ACVIG2		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$118,455	$117,343	$18,397	$22,696	$1,064,515	$(584,565)	$(87)	$331
Realized gain (loss) on investments	773,221	620,790	614,583	284,117	(3,287,058)	1,340,052	(55)	1,752
Change in unrealized gain (loss) on investments	(3,381,445)	989,160	(1,315,875)	227,389	(7,372,147)	(2,708,443)	183	(2,588)
Reinvested capital gains	1,383,454	-	376,611	-	-	6,383,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,106,315)	1,727,293	(306,284)	534,202	(9,594,690)	4,430,462	41	(505)

Equity transactions:
Purchase payments received from contract owners (note 3)	318,008	175,265	31,703	135,138	15,324,657	17,379,001	-	(164)
Transfers between funds	(523,640)	623,352	(702,437)	54,483	(12,542,983)	259,175	-	-
Redemptions (note 3)	(1,930,588)	(2,237,177)	(711,523)	(617,587)	(19,538,206)	(21,015,513)	-	2
Annuity benefits	(4,088)	(5,920)	-	-	(2,578)	(3,776)	(1,439)	(1,702)
Contract maintenance charges (note 2)	(6,409)	(7,187)	(477)	(512)	(1,733,109)	(1,701,202)	-	-
Contingent deferred sales charges (note 2)	(2,240)	(1,238)	(50)	(36)	(120,359)	(124,683)	-	-
Adjustments to maintain reserves	(80)	(183)	(25)	(220)	(1,216)	(1,374)	653	(306)

Net equity transactions	(2,149,037)	(1,453,088)	(1,382,809)	(428,734)	(18,613,794)	(5,208,372)	(786)	(2,170)

Net change in contract owners’ equity	(3,255,352)	274,205	(1,689,093)	105,468	(28,208,484)	(777,910)	(745)	(2,675)
Contract owners’ equity beginning of period	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128	8,696	11,371

Contract owners’ equity end of period	$14,037,808	$17,293,160	$3,616,427	$5,305,520	$218,776,734	$246,985,218	$7,951	$8,696

CHANGES IN UNITS:
Beginning units	888,260	970,158	223,567	242,506	18,201,387	18,608,330	-	-
Units purchased	61,732	138,794	7,692	31,286	3,282,579	4,153,465	-	-
Units redeemed	(175,474)	(220,692)	(69,487)	(50,225)	(4,699,469)	(4,560,408)	-	-

Ending units	774,518	888,260	161,772	223,567	16,784,497	18,201,387	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVMV2		DVMCSS		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,532	$(11,857)	$(65,005)	$(594,613)	$(247,159)	$(43,202)	$(613,460)	$(879,396)
Realized gain (loss) on investments	779,195	739,918	7,817,920	5,188,252	(581,243)	54,708	8,590,448	11,249,251
Change in unrealized gain (loss) on investments	(1,508,195)	(28,506)	(17,395,005)	3,995,236	(2,747,265)	309,209	(16,426,226)	(13,083,954)
Reinvested capital gains	456,627	634,745	5,838,760	6,764,754	2,295,710	-	5,677,887	5,742,544

Net increase (decrease) in contract owners’ equity resulting from operations	(238,841)	1,334,300	(3,803,330)	15,353,629	(1,279,957)	320,715	(2,771,351)	3,028,445

Equity transactions:
Purchase payments received from contract owners (note 3)	333,245	462,672	15,639,402	16,209,707	10,963,217	4,935,227	1,123,490	1,711,397
Transfers between funds	(800,359)	581,122	(8,323,966)	7,005,804	5,080,346	4,442,858	(5,473,365)	(10,315,032)
Redemptions (note 3)	(1,411,880)	(1,883,377)	(8,512,330)	(8,796,585)	(786,945)	(101,384)	(9,143,618)	(11,819,634)
Annuity benefits	(1,277)	(883)	-	-	-	-	(821)	(395)
Contract maintenance charges (note 2)	(3,142)	(2,867)	(638,228)	(592,008)	(40,660)	(6,342)	(285,207)	(300,078)
Contingent deferred sales charges (note 2)	(3,559)	(904)	(42,051)	(40,932)	(4,624)	(944)	(17,181)	(27,660)
Adjustments to maintain reserves	319	(94)	(622)	(1,017)	(294)	(53)	(242)	(1,109)

Net equity transactions	(1,886,653)	(844,331)	(1,877,795)	13,784,969	15,211,040	9,269,362	(13,796,944)	(20,752,511)

Net change in contract owners’ equity	(2,125,494)	489,969	(5,681,125)	29,138,598	13,931,083	9,590,077	(16,568,295)	(17,724,066)
Contract owners’ equity beginning of period	10,201,385	9,711,416	131,436,311	102,297,713	9,590,077	-	92,841,079	110,565,145

Contract owners’ equity end of period	$8,075,891	$10,201,385	$125,755,186	$131,436,311	$23,521,160	$9,590,077	$76,272,784	$92,841,079

CHANGES IN UNITS:
Beginning units	517,561	559,245	5,721,471	5,082,599	882,717	-	3,031,376	3,719,928
Units purchased	60,410	154,190	1,775,884	2,053,139	2,192,457	1,123,106	335,272	448,167
Units redeemed	(153,250)	(195,874)	(1,848,861)	(1,414,267)	(818,047)	(240,389)	(768,726)	(1,136,719)

Ending units	424,721	517,561	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		DCAPS		DVDLS		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,394	$166,620	$(104,181)	$83,524	$(14,838)	$(16,784)	$(71,154)	$(84,407)
Realized gain (loss) on investments	2,028,925	2,835,927	3,854,441	5,362,527	66,902	118,393	435,469	664,851
Change in unrealized gain (loss) on investments	(4,702,409)	(1,827,365)	(13,578,279)	(1,568,533)	(107,644)	(107,115)	(1,672,433)	673,704
Reinvested capital gains	1,457,344	914,974	5,269,749	3,126,470	16,483	-	1,357,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,109,746)	2,090,156	(4,558,270)	7,003,988	(39,097)	(5,506)	49,493	1,254,148

Equity transactions:
Purchase payments received from contract owners (note 3)	504,927	489,516	5,212,348	10,291,966	9,740	2,825	236,352	207,967
Transfers between funds	(1,485,513)	(2,548,851)	(7,178,957)	(10,783,834)	(48,371)	(52,843)	(159,091)	18,453
Redemptions (note 3)	(3,291,939)	(3,726,030)	(7,848,136)	(7,707,865)	(112,419)	(116,664)	(1,660,171)	(1,733,006)
Annuity benefits	(5,101)	(8,557)	-	-	(150)	(152)	(666)	(911)
Contract maintenance charges (note 2)	(10,316)	(11,833)	(693,250)	(721,189)	(157)	(194)	(7,035)	(7,750)
Contingent deferred sales charges (note 2)	(2,802)	(3,130)	(41,406)	(70,219)	(22)	(106)	(2,390)	(889)
Adjustments to maintain reserves	(18,940)	2,585	(726)	(729)	(63)	(75)	(2,332)	328

Net equity transactions	(4,309,684)	(5,806,300)	(10,550,127)	(8,991,870)	(151,442)	(167,209)	(1,595,333)	(1,515,808)

Net change in contract owners’ equity	(5,419,430)	(3,716,144)	(15,108,397)	(1,987,882)	(190,539)	(172,715)	(1,545,840)	(261,660)
Contract owners’ equity beginning of period	32,226,488	35,942,632	119,292,371	121,280,253	1,157,000	1,329,715	15,230,752	15,492,412

Contract owners’ equity end of period	$26,807,058	$32,226,488	$104,183,974	$119,292,371	$966,461	$1,157,000	$13,684,912	$15,230,752

CHANGES IN UNITS:
Beginning units	1,396,574	1,661,858	5,545,660	5,967,733	58,484	66,935	686,816	758,596
Units purchased	39,616	83,876	635,637	991,703	3,791	6,113	15,982	35,845
Units redeemed	(228,214)	(349,160)	(1,132,392)	(1,413,776)	(11,636)	(14,564)	(87,259)	(107,625)

Ending units	1,207,976	1,396,574	5,048,905	5,545,660	50,639	58,484	615,539	686,816

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCA2S		FQB		FQBS		FC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$784	$4,067	$209,132	$212,935	$548,048	$617,080	$-	$-
Realized gain (loss) on investments	(10,924)	(5,565)	5,687	134,018	760,295	359,465	27	-
Change in unrealized gain (loss) on investments	(57,447)	(262,613)	(328,065)	(126,430)	(1,739,104)	(356,885)	-	-
Reinvested capital gains	1,257	236,475	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,330)	(27,636)	(113,246)	220,523	(430,761)	619,660	27	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284	5,117	99,295	125,241	233,016	490,284	113	-
Transfers between funds	3,566	(11,043)	(211,166)	217,217	(761,097)	(283,335)	(113)	-
Redemptions (note 3)	(118,944)	(302,651)	(1,073,769)	(1,375,455)	(3,902,676)	(4,602,828)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93)	(117)	(2,501)	(2,875)	(11,815)	(12,458)	-	-
Contingent deferred sales charges (note 2)	-	3	(343)	(844)	(1,886)	(2,868)	-	-
Adjustments to maintain reserves	(85)	(52)	(106)	(107)	(273)	(298)	(27)	-

Net equity transactions	(111,272)	(308,743)	(1,188,590)	(1,036,823)	(4,444,731)	(4,411,503)	(27)	-

Net change in contract owners’ equity	(177,602)	(336,379)	(1,301,836)	(816,300)	(4,875,492)	(3,791,843)	-	-
Contract owners’ equity beginning of period	957,834	1,294,213	8,560,284	9,376,584	27,031,892	30,823,735	-	-

Contract owners’ equity end of period	$780,232	$957,834	$7,258,448	$8,560,284	$22,156,400	$27,031,892	$-	$-

CHANGES IN UNITS:
Beginning units	58,869	77,503	547,230	613,836	1,947,824	2,269,504	-	-
Units purchased	1,479	3,245	38,348	46,597	143,965	238,334	-	-
Units redeemed	(8,241)	(21,879)	(114,032)	(113,203)	(466,622)	(560,014)	-	-

Ending units	52,107	58,869	471,546	547,230	1,625,167	1,947,824	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIP		FVSS2		FHIP		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,651,155	$5,041,477	$(44,932)	$(59,002)	$2,580,342	$1,794,177	$238,409	$153,155
Realized gain (loss) on investments	(3,947,043)	119,422	966,796	878,937	(866,316)	(425,549)	1,919,565	3,594,690
Change in unrealized gain (loss) on investments	(49,696,663)	15,130,490	(1,225,221)	(408,453)	(4,702,587)	(1,330,242)	(11,940,405)	(4,036,539)
Reinvested capital gains	31,090,684	4,867,846	5,949	-	-	-	8,661,223	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	(16,901,867)	25,159,235	(297,408)	411,482	(2,988,561)	38,386	(1,121,208)	6,034,050

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,292	3,320,647	36,225	25,305	375,186	2,253	805,276	1,185,192
Transfers between funds	(6,356,694)	(5,786,436)	(195,050)	(171,943)	14,019,917	(640,450)	(1,847,603)	(2,209,099)
Redemptions (note 3)	(32,932,280)	(38,100,655)	(853,133)	(1,399,950)	(5,834,559)	(4,669,247)	(12,615,100)	(14,982,576)
Annuity benefits	(65,350)	(73,254)	(4,003)	(3,955)	(6,989)	(10,568)	(12,464)	(19,371)
Contract maintenance charges (note 2)	(130,787)	(145,164)	(802)	(999)	(19,497)	(19,756)	(60,775)	(67,573)
Contingent deferred sales charges (note 2)	(16,864)	(7,687)	(107)	(1,784)	(4,214)	(318)	(1,470)	(1,960)
Adjustments to maintain reserves	92	7,123	(131)	(212)	1,180	(383)	(22,689)	7,117

Net equity transactions	(35,775,591)	(40,785,426)	(1,017,001)	(1,553,538)	8,531,024	(5,338,469)	(13,754,825)	(16,088,270)

Net change in contract owners’ equity	(52,677,458)	(15,626,191)	(1,314,409)	(1,142,056)	5,542,463	(5,300,083)	(14,876,033)	(10,054,220)
Contract owners’ equity beginning of period	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448	128,054,780	138,109,000

Contract owners’ equity end of period	$296,210,455	$348,887,913	$6,468,985	$7,783,394	$45,826,828	$40,284,365	$113,178,747	$128,054,780

CHANGES IN UNITS:
Beginning units	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887	2,990,233	3,367,004
Units purchased	76,295	84,052	12,584	13,980	554,531	-	32,237	33,950
Units redeemed	(654,437)	(747,477)	(44,753)	(64,665)	(330,446)	(155,627)	(343,572)	(410,721)

Ending units	4,910,640	5,488,782	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FNRS2		FEI2		FF10S		FF10S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(489,770)	$(776,242)	$4,169,062	$3,118,295	$23,589	$11,486	$311,885	$(144,870)
Realized gain (loss) on investments	1,835,028	8,438,460	(6,037,745)	(1,698,048)	176,483	317,477	880,545	321,914
Change in unrealized gain (loss) on investments	(23,194,101)	(22,625,772)	(39,418,884)	11,917,661	(310,677)	(248,586)	(6,500,594)	1,894,639
Reinvested capital gains	2,446,612	1,015,944	25,218,440	3,739,666	16,073	92,025	634,854	3,044,174

Net increase (decrease) in contract owners’ equity resulting from operations	(19,402,231)	(13,947,610)	(16,069,127)	17,077,574	(94,532)	172,402	(4,673,310)	5,115,857

Equity transactions:
Purchase payments received from contract owners (note 3)	14,834,023	17,863,804	33,132,435	41,038,162	128,825	138,515	29,776,544	29,105,033
Transfers between funds	(674,585)	(1,082,301)	(1,155,442)	(9,951,603)	436,229	625,502	3,752,523	(1,538,237)
Redemptions (note 3)	(7,416,302)	(9,816,182)	(20,818,988)	(20,643,949)	(788,351)	(994,518)	(11,469,257)	(12,800,750)
Annuity benefits	(6,317)	(7,109)	(2,039)	(1,116)	(9,973)	(10,118)	(7,682)	-
Contract maintenance charges (note 2)	(8,655)	(10,613)	(1,124,334)	(1,034,466)	(1,777)	(1,889)	(2,130,772)	(1,774,222)
Contingent deferred sales charges (note 2)	(33,317)	(44,567)	(81,091)	(106,708)	(811)	(995)	(119,975)	(124,998)
Adjustments to maintain reserves	(1,113)	(864)	6,330	(8,856)	3,723	3,165	(6,435)	(1,364)

Net equity transactions	6,693,734	6,902,168	9,956,871	9,291,464	(232,135)	(240,338)	19,794,946	12,865,462

Net change in contract owners’ equity	(12,708,497)	(7,045,442)	(6,112,256)	26,369,038	(326,667)	(67,936)	15,121,636	17,981,319
Contract owners’ equity beginning of period	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372	203,616,057	185,634,738

Contract owners’ equity end of period	$68,073,209	$80,781,706	$265,751,690	$271,863,946	$5,521,769	$5,848,436	$218,737,693	$203,616,057

CHANGES IN UNITS:
Beginning units	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084	13,432,500	12,573,844
Units purchased	1,917,396	2,191,090	2,996,765	2,782,753	72,486	92,818	3,068,138	2,688,486
Units redeemed	(1,512,925)	(1,861,959)	(2,532,772)	(2,322,379)	(88,435)	(109,649)	(1,797,265)	(1,829,830)

Ending units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF20S2		FF30S		FF30S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$35,126	$34,580	$442,989	$(256,341)	$29,819	$15,578	$(132,886)	$(58,494)
Realized gain (loss) on investments	728,536	506,685	13,875,562	1,496,170	627,467	734,852	3,767,229	1,936,077
Change in unrealized gain (loss) on investments	(955,615)	(357,966)	(25,352,137)	4,670,715	(851,335)	(580,778)	(6,016,610)	(1,476,834)
Reinvested capital gains	45,043	207,473	2,027,403	8,561,185	54,751	209,801	317,579	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	(146,910)	390,772	(9,006,183)	14,471,729	(139,298)	379,453	(2,064,688)	1,234,153

Equity transactions:
Purchase payments received from contract owners (note 3)	388,444	478,941	14,245,325	16,672,779	431,225	549,473	13,704,311	10,709,970
Transfers between funds	152,245	1,150,481	(3,967,334)	2,019,276	384,823	601,252	3,518,755	2,596,492
Redemptions (note 3)	(2,445,593)	(1,245,065)	(25,418,208)	(24,064,713)	(1,482,821)	(1,571,608)	(3,236,351)	(5,144,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,151)	(3,985)	(4,670,494)	(4,468,838)	(4,599)	(4,544)	(5,966)	(5,388)
Contingent deferred sales charges (note 2)	(2,668)	(1,342)	(223,520)	(231,945)	(4,180)	(8,223)	(39,588)	(11,646)
Adjustments to maintain reserves	(66)	(377)	(611)	(694)	(67)	197	(394)	(1,074)

Net equity transactions	(1,911,789)	378,653	(20,034,842)	(10,074,135)	(675,619)	(433,453)	13,940,767	8,143,864

Net change in contract owners’ equity	(2,058,699)	769,425	(29,041,025)	4,397,594	(814,917)	(54,000)	11,876,079	9,378,017
Contract owners’ equity beginning of period	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551	48,507,447	39,129,430

Contract owners’ equity end of period	$9,968,924	$12,027,623	$453,277,086	$482,318,111	$9,908,634	$10,723,551	$60,383,526	$48,507,447

CHANGES IN UNITS:
Beginning units	854,239	826,009	30,591,200	31,237,389	751,039	781,125	2,999,411	2,483,236
Units purchased	87,930	166,468	2,442,325	2,368,628	100,684	103,971	1,809,128	1,119,058
Units redeemed	(222,002)	(138,238)	(3,740,711)	(3,014,817)	(146,246)	(134,057)	(986,785)	(602,883)

Ending units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		FG2		FIGBS		FIGBP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,996,168)	$(4,403,524)	$(4,048,666)	$(2,894,608)	$187,567	$134,158	$2,736,793	$1,316,169
Realized gain (loss) on investments	21,114,481	20,903,511	6,430,543	8,688,489	(59,460)	(27,089)	1,307,909	4,395,413
Change in unrealized gain (loss) on investments	(7,633,022)	19,604,486	2,598,101	9,834,728	(466,804)	639,269	(12,319,154)	8,904,846
Reinvested capital gains	11,640,815	-	7,318,156	-	13,716	7,207	285,492	153,426

Net increase (decrease) in contract owners’ equity resulting from operations	21,126,106	36,104,473	12,298,134	15,628,609	(324,981)	753,545	(7,988,960)	14,769,854

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284,007	4,898,089	48,107,476	48,541,797	411,480	387,557	22,512,708	18,952,419
Transfers between funds	(2,942,011)	(1,094,404)	22,244,606	20,849,065	469,652	709,185	(7,582,529)	1,740,367
Redemptions (note 3)	(39,569,070)	(42,987,183)	(15,985,134)	(12,908,871)	(2,411,642)	(2,678,263)	(40,938,563)	(47,690,559)
Annuity benefits	(94,421)	(91,593)	(1,982)	(1,904)	(9,685)	(4,533)	(17,523)	(17,794)
Contract maintenance charges (note 2)	(180,989)	(194,058)	(912,750)	(688,957)	(4,710)	(4,550)	(2,274,390)	(2,189,905)
Contingent deferred sales charges (note 2)	(15,392)	(13,098)	(87,531)	(110,151)	(4,257)	(2,679)	(104,218)	(145,199)
Adjustments to maintain reserves	11,701	14,843	(940)	(2,252)	(180)	(17)	(1,043)	(273)

Net equity transactions	(38,506,175)	(39,467,404)	53,363,745	55,678,727	(1,549,342)	(1,593,300)	(28,405,558)	(29,350,944)

Net change in contract owners’ equity	(17,380,069)	(3,362,931)	65,661,879	71,307,336	(1,874,323)	(839,755)	(36,394,518)	(14,581,090)
Contract owners’ equity beginning of period	378,007,980	381,370,911	224,069,920	152,762,584	17,393,838	18,233,593	357,710,457	372,291,547

Contract owners’ equity end of period	$360,627,911	$378,007,980	$289,731,799	$224,069,920	$15,519,515	$17,393,838	$321,315,939	$357,710,457

CHANGES IN UNITS:
Beginning units	4,557,714	5,049,679	9,433,261	7,005,335	1,212,588	1,326,705	25,450,183	27,684,133
Units purchased	82,693	152,625	4,486,449	4,599,359	165,205	315,648	4,899,981	5,726,570
Units redeemed	(529,701)	(644,590)	(2,292,952)	(2,171,433)	(277,921)	(429,765)	(6,997,861)	(7,960,520)

Ending units	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588	23,352,303	25,450,183

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FMC2		FOP		FO2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(211,307)	$(299,041)	$(3,628,860)	$(4,339,087)	$84,202	$(27,690)	$99,714	$(7,398)
Realized gain (loss) on investments	458,641	1,531,739	6,522,433	4,516,306	1,142,012	2,553,746	48,313	(66,393)
Change in unrealized gain (loss) on investments	(3,523,896)	(677,421)	(44,817,934)	5,425,457	(1,638,546)	(7,554,606)	(5,978,602)	(126,687)
Reinvested capital gains	2,762,087	598,799	33,995,342	6,780,433	65,677	13,667	91,566	550

Net increase (decrease) in contract owners’ equity resulting from operations	(514,475)	1,154,076	(7,929,019)	12,383,109	(346,655)	(5,014,883)	(5,739,009)	(199,928)

Equity transactions:
Purchase payments received from contract owners (note 3)	470,462	571,939	21,611,565	26,861,232	450,981	15,337	6,935,733	-
Transfers between funds	(1,170,720)	(1,859,924)	(11,600,430)	(16,661,526)	24,148,680	(899,561)	89,883,316	(139,567)
Redemptions (note 3)	(2,510,708)	(2,875,161)	(25,331,591)	(27,220,933)	(6,783,835)	(5,602,863)	(4,714,696)	(328,744)
Annuity benefits	(2,267)	(2,220)	(22,466)	(21,989)	(5,183)	(6,585)	(646)	-
Contract maintenance charges (note 2)	(6,668)	(7,467)	(1,297,677)	(1,266,772)	(27,539)	(26,649)	(333,645)	(204)
Contingent deferred sales charges (note 2)	(5,827)	(3,747)	(79,161)	(130,345)	(1,274)	(193)	(15,028)	2
Adjustments to maintain reserves	(535)	(1,276)	(1,094)	1,290	1,755	1,347	6,117	(70)

Net equity transactions	(3,226,263)	(4,177,856)	(16,720,854)	(18,439,043)	17,783,585	(6,519,167)	91,761,151	(468,583)

Net change in contract owners’ equity	(3,740,738)	(3,023,780)	(24,649,873)	(6,055,934)	17,436,930	(11,534,050)	86,022,142	(668,511)
Contract owners’ equity beginning of period	23,911,685	26,935,465	287,174,503	293,230,437	45,738,876	57,272,926	1,645,886	2,314,397

Contract owners’ equity end of period	$20,170,947	$23,911,685	$262,524,630	$287,174,503	$63,175,806	$45,738,876	$87,668,028	$1,645,886

CHANGES IN UNITS:
Beginning units	1,445,012	1,706,222	7,982,432	8,495,980	1,559,134	1,772,900	73,649	93,749
Units purchased	79,012	135,013	1,221,497	1,388,574	805,932	-	4,573,906	-
Units redeemed	(270,328)	(396,223)	(1,658,726)	(1,902,122)	(262,679)	(213,766)	(576,622)	(20,100)

Ending units	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134	4,070,933	73,649

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,809)	$(31,465)	$8,032,243	$8,003,223	$(28,031)	$(98,146)	$(958,931)	$(1,243,645)
Realized gain (loss) on investments	431,931	887,739	(3,996,331)	(738,782)	2,971,639	3,696,692	13,281,310	17,660,227
Change in unrealized gain (loss) on investments	(623,085)	(561,414)	(26,859,534)	(2,616,701)	(10,169,658)	(1,107,981)	(37,857,141)	(27,654,527)
Reinvested capital gains	4,356	-	-	-	4,906,189	1,026,205	16,004,149	10,023,416

Net increase (decrease) in contract owners’ equity resulting from operations	(205,607)	294,860	(22,823,622)	4,647,740	(2,319,861)	3,516,770	(9,530,613)	(1,214,529)

Equity transactions:
Purchase payments received from contract owners (note 3)	69,328	100,289	41,063,747	70,453,663	206,051	541,683	1,107,123	1,234,681
Transfers between funds	(203,626)	(606,515)	(23,975,908)	13,708,683	(1,745,172)	(1,838,263)	(5,923,680)	(4,256,225)
Redemptions (note 3)	(592,479)	(1,232,388)	(26,451,751)	(24,144,199)	(7,605,699)	(7,409,919)	(15,094,445)	(19,286,400)
Annuity benefits	-	-	(2,117)	(1,767)	(5,973)	(5,961)	(4,626)	(4,963)
Contract maintenance charges (note 2)	(1,907)	(2,190)	(16,340)	(16,330)	(3,399)	(4,115)	(476,944)	(513,092)
Contingent deferred sales charges (note 2)	(466)	(1,456)	(73,343)	(102,723)	(2,535)	(2,680)	(37,846)	(53,724)
Adjustments to maintain reserves	(51)	406	(839)	(825)	(325)	(551)	(721)	(1,276)

Net equity transactions	(729,201)	(1,741,854)	(9,456,551)	59,896,502	(9,157,052)	(8,719,806)	(20,431,139)	(22,880,999)

Net change in contract owners’ equity	(934,808)	(1,446,994)	(32,280,173)	64,544,242	(11,476,913)	(5,203,036)	(29,961,752)	(24,095,528)
Contract owners’ equity beginning of period	5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

Contract owners’ equity end of period	$4,774,145	$5,708,953	$234,789,274	$267,069,447	$39,684,634	$51,161,547	$96,754,259	$126,716,011

CHANGES IN UNITS:
Beginning units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626
Units purchased	9,529	16,390	4,066,418	7,351,718	88,000	99,971	390,832	597,800
Units redeemed	(41,420)	(97,567)	(4,745,321)	(3,397,474)	(462,606)	(466,004)	(1,049,438)	(1,323,621)

Ending units	221,601	253,492	17,158,069	17,836,972	1,656,734	2,031,340	3,333,199	3,991,805

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,031	$8,170	$72,324	$92,274	$901,725	$567,788	$8,548,836	$5,103,951
Realized gain (loss) on investments	(11,655)	(436)	(560,252)	20,521	(2,424,260)	44,986	(1,723,042)	(46,237)
Change in unrealized gain (loss) on investments	(81,647)	(20,471)	(3,736,734)	(1,079,351)	(3,848,587)	(9,446,782)	(15,546,163)	(5,484,541)
Reinvested capital gains	40,517	31,568	1,602,700	-	1,741,755	-	692,286	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,754)	18,831	(2,621,962)	(966,556)	(3,629,367)	(8,834,008)	(8,028,083)	(426,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	202,765	233,514	135,641	150,648	300,654	436,911	16,796,287	17,485,329
Transfers between funds	(45,063)	(2,628)	(70,738)	16,824,104	1,773,589	66,528,542	(7,541,777)	128,017,596
Redemptions (note 3)	(21,486)	(9,234)	(1,894,330)	(1,865,741)	(9,018,705)	(7,387,831)	(11,900,048)	(8,471,176)
Annuity benefits	-	-	-	-	(2,359)	(1,618)	(15,465)	(10,969)
Contract maintenance charges (note 2)	(1,317)	(588)	(1,470)	(1,205)	(176,076)	(109,859)	(8,862)	(6,039)
Contingent deferred sales charges (note 2)	-	-	(1,012)	(2,749)	(12,680)	(12,175)	(24,304)	(21,076)
Adjustments to maintain reserves	(3)	(11)	(219)	(215)	(455)	3,762	(752)	9,700

Net equity transactions	134,896	221,053	(1,832,128)	15,104,842	(7,136,032)	59,457,732	(2,694,921)	137,003,365

Net change in contract owners’ equity	99,142	239,884	(4,454,090)	14,138,286	(10,765,399)	50,623,724	(10,723,004)	136,576,538
Contract owners’ equity beginning of period	543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

Contract owners’ equity end of period	$642,479	$543,337	$9,684,196	$14,138,286	$43,432,053	$54,197,452	$126,241,660	$136,964,664

CHANGES IN UNITS:
Beginning units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602
Units purchased	26,550	19,990	129,336	1,894,801	433,757	2,951,570	2,691,249	15,571,855
Units redeemed	(16,124)	(1,446)	(334,581)	(380,353)	(765,583)	(589,453)	(2,986,044)	(1,592,270)

Ending units	55,378	44,952	1,309,203	1,514,448	2,173,064	2,504,890	13,724,392	14,019,187

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,219,115	$786,529	$30,746	$8,893	$5,523	$6,861	$(360)	$37
Realized gain (loss) on investments	(732,121)	263,612	(12,973)	(3)	(9,374)	1,767	(266)	(14)
Change in unrealized gain (loss) on investments	(8,317,144)	(861,280)	(49,942)	(15,235)	(5,719)	(10,971)	(18,627)	(1,751)
Reinvested capital gains	153,150	62,958	8,696	3,193	-	-	15,372	2,729

Net increase (decrease) in contract owners’ equity resulting from operations	(7,677,000)	251,819	(23,473)	(3,152)	(9,570)	(2,343)	(3,881)	1,001

Equity transactions:
Purchase payments received from contract owners (note 3)	20,195,320	33,849,819	173,855	229,336	37,176	80,664	92,333	6,462
Transfers between funds	(8,013,588)	(1,297,350)	71,013	38,869	(439,126)	412,509	10,834	3,119
Redemptions (note 3)	(5,443,324)	(4,231,736)	(66,286)	(747)	(20,088)	(3,332)	(105)	-
Annuity benefits	(312)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,835)	(2,870)	-	-	-	-	(91)	(70)
Contingent deferred sales charges (note 2)	(23,820)	(15,383)	-	-	-	-	-	-
Adjustments to maintain reserves	(409)	(524)	(9)	(4)	(1)	(1)	(10)	12

Net equity transactions	6,710,032	28,301,956	178,573	267,454	(422,039)	489,840	102,961	9,523

Net change in contract owners’ equity	(966,968)	28,553,775	155,100	264,302	(431,609)	487,497	99,080	10,524
Contract owners’ equity beginning of period	90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

Contract owners’ equity end of period	$89,381,979	$90,348,947	$432,302	$277,202	$155,574	$587,183	$119,599	$20,519

CHANGES IN UNITS:
Beginning units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804
Units purchased	1,945,190	3,356,088	24,194	26,266	50,660	86,857	8,059	791
Units redeemed	(1,430,715)	(1,092,124)	(6,958)	(179)	(91,418)	(38,921)	(284)	(42)

Ending units	7,830,285	7,315,810	44,614	27,378	16,935	57,693	9,328	1,553

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTB		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(164,385)	$37,405	$(751)	$(113)	$(31)	$-	$(7,125)	$-
Realized gain (loss) on investments	(1,681,126)	(2,156,361)	43	(10)	(4)	-	(3,686)	-
Change in unrealized gain (loss) on investments	411,858	893,115	(944)	2	(570)	-	(137,632)	-
Reinvested capital gains	-	-	269	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,433,653)	(1,225,841)	(1,383)	(121)	(605)	-	(148,443)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,514,581	942,993	3,229	(6,503)	-	-	1,728	-
Transfers between funds	(2,591,094)	(8,536,398)	64,788	50,833	-	-	3,345,447	-
Redemptions (note 3)	(17,048,876)	(21,555,981)	(13,255)	(1,088)	-	-	(53,118)	-
Annuity benefits	(7,419)	(9,815)	-	-	(269)	-	-	-
Contract maintenance charges (note 2)	(557,431)	(598,661)	(476)	44	-	-	(145)	-
Contingent deferred sales charges (note 2)	(15,405)	(52,220)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,549)	(3,410)	4	(5)	14,508	-	(92)	-

Net equity transactions	(18,707,193)	(29,813,492)	54,290	43,281	14,239	-	3,293,820	-

Net change in contract owners’ equity	(20,140,846)	(31,039,333)	52,907	43,160	13,634	-	3,145,377	-
Contract owners’ equity beginning of period	119,886,705	150,926,038	43,160	-	-	-	-	-

Contract owners’ equity end of period	$99,745,859	$119,886,705	$96,067	$43,160	$13,634	$-	$3,145,377	$-

CHANGES IN UNITS:
Beginning units	10,327,433	13,156,674	3,270	-	-	-	-	-
Units purchased	2,012,472	1,682,668	4,917	3,239	-	-	114,616	-
Units redeemed	(3,702,707)	(4,511,909)	(824)	31	-	-	(6,198)	-

Ending units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMSRS		OVIGS		OVMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(85)	$(94)	$(200,582)	$(282,873)	$(155,704)	$(42,282)	$300,591	$250,313
Realized gain (loss) on investments	375	387	3,372,110	2,382,359	(145,110)	(8,920)	(317,385)	(652,213)
Change in unrealized gain (loss) on investments	(3,067)	818	(5,503,656)	55,126	(1,400,694)	(546,890)	(116,217)	2,703,540
Reinvested capital gains	1,002	-	1,984,448	-	1,333,620	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,775)	1,111	(347,680)	2,154,612	(367,888)	(569,412)	(133,011)	2,301,640

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	(8)	136,999	93,439	10,697,381	6,962,021	298,668	500,074
Transfers between funds	(3)	2	(457,591)	(1,062,078)	7,715,994	3,757,414	(426,673)	(369,591)
Redemptions (note 3)	-	11	(3,667,655)	(4,762,067)	(916,257)	(160,458)	(2,653,154)	(4,441,931)
Annuity benefits	(826)	(848)	(21,307)	(20,609)	-	-	(10,561)	(11,545)
Contract maintenance charges (note 2)	6	(5)	(4,811)	(7,695)	(73,491)	(6,278)	(15,123)	(16,792)
Contingent deferred sales charges (note 2)	-	-	(1,444)	(11,576)	(3,398)	(842)	(297)	(399)
Adjustments to maintain reserves	51	64	(157)	(479)	(322)	(104)	113	259

Net equity transactions	(774)	(784)	(4,015,966)	(5,771,065)	17,419,907	10,551,753	(2,807,027)	(4,339,925)

Net change in contract owners’ equity	(2,549)	327	(4,363,646)	(3,616,453)	17,052,019	9,982,341	(2,940,038)	(2,038,285)
Contract owners’ equity beginning of period	14,232	13,905	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

Contract owners’ equity end of period	$11,683	$14,232	$21,476,922	$25,840,568	$27,034,360	$9,982,341	$31,174,625	$34,114,663

CHANGES IN UNITS:
Beginning units	-	-	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133
Units purchased	-	-	91,225	84,357	2,181,378	1,171,028	20,148	21,084
Units redeemed	-	-	(253,431)	(336,602)	(330,365)	(63,284)	(109,699)	(163,164)

Ending units	-	-	879,767	1,041,973	2,958,757	1,107,744	1,007,502	1,097,053

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVCAFS		OVB		OVGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$690,573	$1,071,290	$(51,004)	$(130,023)	$(520,018)	$(189,477)
Realized gain (loss) on investments	51	-	(1,915,639)	(1,542,568)	3,677,194	9,121,368	484,619	1,363,370
Change in unrealized gain (loss) on investments	-	-	1,154,055	2,037,038	(9,309,711)	(14,693,530)	(5,502,881)	(4,819,236)
Reinvested capital gains	-	-	-	-	10,174,784	7,482,645	7,276,058	4,465,888

Net increase (decrease) in contract owners’ equity resulting from operations	51	-	(71,011)	1,565,760	4,491,263	1,780,460	1,737,778	820,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	290,616	445,545	1,531,548	1,387,983	15,191,820	11,983,939
Transfers between funds	-	-	(395,865)	245,031	(807,596)	51,744,732	1,829,534	87,111,956
Redemptions (note 3)	-	-	(2,854,259)	(3,655,465)	(16,513,222)	(15,059,185)	(10,235,829)	(6,138,128)
Annuity benefits	-	-	(6,870)	(6,914)	(30,336)	(29,254)	(20,648)	(12,032)
Contract maintenance charges (note 2)	-	-	(10,404)	(11,832)	(50,824)	(48,684)	(6,216)	(4,416)
Contingent deferred sales charges (note 2)	-	-	(282)	(1,296)	(6,344)	(3,448)	(8,746)	(19,741)
Adjustments to maintain reserves	(51)	-	3,611	3,599	13,222	(35,356)	(11,168)	10,730

Net equity transactions	(51)	-	(2,973,453)	(2,981,332)	(15,863,552)	37,956,788	6,738,747	92,932,308

Net change in contract owners’ equity	-	-	(3,044,464)	(1,415,572)	(11,372,289)	39,737,248	8,476,525	93,752,853
Contract owners’ equity beginning of period	-	-	26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348

Contract owners’ equity end of period	$-	$-	$23,388,687	$26,433,151	$144,281,826	$155,654,115	$109,536,726	$101,060,201

CHANGES IN UNITS:
Beginning units	-	-	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473
Units purchased	-	-	126,806	81,580	78,121	1,051,792	923,339	3,666,135
Units redeemed	-	-	(269,276)	(237,318)	(372,549)	(355,089)	(691,575)	(446,130)

Ending units	-	-	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVIG		OVGI		OVGIS		OVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,017	$4,524	$(49,151)	$(63,177)	$(1,839,758)	$(2,244,992)	$(31,558)	$(31,543)
Realized gain (loss) on investments	(40,396)	1,046	1,125,457	293,555	19,660,940	15,958,612	162,137	1,082,513
Change in unrealized gain (loss) on investments	(12,510)	(76,504)	(2,718,565)	692,655	(45,806,517)	(43,059)	(1,807,300)	(1,450,421)
Reinvested capital gains	69,557	14,398	1,935,780	254,435	31,120,729	4,553,688	1,148,716	1,171,536

Net increase (decrease) in contract owners’ equity resulting from operations	23,668	(56,536)	293,521	1,177,468	3,135,394	18,224,249	(528,005)	772,085

Equity transactions:
Purchase payments received from contract owners (note 3)	215,270	373,177	442,594	544,358	9,461,948	12,954,557	200,425	337,540
Transfers between funds	(348,686)	11,464	(1,011,278)	953,399	(1,540,982)	(15,747,416)	(25,536)	324,042
Redemptions (note 3)	(103,162)	(12,832)	(1,771,374)	(1,454,675)	(28,190,021)	(34,086,063)	(1,163,662)	(1,043,831)
Annuity benefits	-	-	(3,125)	(3,725)	(5,177)	(5,095)	(692)	(669)
Contract maintenance charges (note 2)	(918)	(265)	(6,911)	(6,897)	(1,038,665)	(1,036,731)	(2,005)	(1,961)
Contingent deferred sales charges (note 2)	-	-	(4,960)	(1,713)	(82,848)	(98,297)	(2,793)	(2,019)
Adjustments to maintain reserves	(8)	(12)	(93)	(10,330)	(973)	(1,290)	(37)	(86)

Net equity transactions	(237,504)	371,532	(2,355,147)	20,417	(21,396,718)	(38,020,335)	(994,300)	(386,984)

Net change in contract owners’ equity	(213,836)	314,996	(2,061,626)	1,197,885	(18,261,324)	(19,796,086)	(1,522,305)	385,101
Contract owners’ equity beginning of period	811,521	496,525	13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220

Contract owners’ equity end of period	$597,685	$811,521	$11,791,184	$13,852,810	$196,109,846	$214,371,170	$6,746,016	$8,268,321

CHANGES IN UNITS:
Beginning units	76,193	43,039	925,786	921,054	9,304,134	11,093,728	484,310	510,359
Units purchased	24,717	34,953	87,750	137,715	1,661,080	1,896,143	104,262	240,583
Units redeemed	(46,497)	(1,799)	(238,989)	(132,983)	(2,580,558)	(3,685,737)	(162,985)	(266,632)

Ending units	54,413	76,193	774,547	925,786	8,384,656	9,304,134	425,587	484,310

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		OVAG		OVSB		OVSBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(898,129)	$(749,312)	$(139,530)	$(131,790)	$108,918	$43,588	$371,265	$235,799
Realized gain (loss) on investments	5,284,357	9,451,915	634,539	1,226,176	(104,762)	(14,474)	(104,041)	(64,183)
Change in unrealized gain (loss) on investments	(25,476,705)	(11,650,160)	(1,013,132)	(743,028)	(109,521)	(9,212)	(669,600)	(66,706)
Reinvested capital gains	13,881,347	11,048,196	959,115	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,209,130)	8,100,639	440,992	351,358	(105,365)	19,902	(402,376)	104,910

Equity transactions:
Purchase payments received from contract owners (note 3)	11,366,342	13,614,598	269,190	189,953	120,735	22,619	231,386	836,894
Transfers between funds	933,541	4,314,450	2,026,212	(1,015,881)	1,399,379	182,256	1,270,306	56,748
Redemptions (note 3)	(6,724,574)	(7,012,842)	(1,573,557)	(1,407,784)	(874,865)	(146,874)	(940,469)	(1,430,636)
Annuity benefits	(9,525)	(9,211)	(123)	(115)	-	-	(134)	(118)
Contract maintenance charges (note 2)	(357,780)	(286,029)	(5,332)	(5,717)	(312)	(265)	(724)	(707)
Contingent deferred sales charges (note 2)	(40,007)	(37,426)	(3,715)	(400)	(2,840)	-	(944)	(1,590)
Adjustments to maintain reserves	(676)	(791)	(858)	(92)	(58)	(49)	(220)	(255)

Net equity transactions	5,167,321	10,582,749	711,817	(2,240,036)	642,039	57,687	559,201	(539,664)

Net change in contract owners’ equity	(2,041,809)	18,683,388	1,152,809	(1,888,678)	536,674	77,589	156,825	(434,754)
Contract owners’ equity beginning of period	92,760,669	74,077,281	9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688

Contract owners’ equity end of period	$90,718,860	$92,760,669	$10,612,710	$9,459,901	$1,868,234	$1,331,560	$9,324,759	$9,167,934

CHANGES IN UNITS:
Beginning units	2,686,320	2,350,049	1,096,038	1,372,859	131,093	125,275	911,480	963,727
Units purchased	975,630	1,177,642	331,793	147,517	167,424	46,785	241,713	248,229
Units redeemed	(816,614)	(841,371)	(259,538)	(424,338)	(107,846)	(40,967)	(188,959)	(300,476)

Ending units	2,845,336	2,686,320	1,168,293	1,096,038	190,671	131,093	964,234	911,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAD		PMVFAD		PMVLAD		PMVTRD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$706,395	$1,754,677	$(32,894)	$123,986	$7,680,320	$(2,092,829)	$10,519,321	$1,623,953
Realized gain (loss) on investments	(1,090,486)	(243,935)	(708,690)	(689,073)	1,213,506	452,161	210,970	(185,097)
Change in unrealized gain (loss) on investments	(4,686,578)	(2,318,907)	(1,156,584)	577,148	(14,521,666)	(1,715,394)	(18,087,780)	5,790,508
Reinvested capital gains	-	-	55,761	65,496	-	-	3,336,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,070,669)	(808,165)	(1,842,407)	77,557	(5,627,840)	(3,356,062)	(4,020,634)	7,229,364

Equity transactions:
Purchase payments received from contract owners (note 3)	4,877,158	11,450,371	1,159,017	2,702,222	47,025,228	58,131,374	38,352,522	46,968,008
Transfers between funds	(4,908,429)	(4,490,894)	549,962	(8,604,318)	7,268,679	(335,022)	(1,298,611)	(8,333,930)
Redemptions (note 3)	(3,440,268)	(3,712,342)	(1,903,574)	(1,815,231)	(32,216,157)	(32,000,080)	(17,981,937)	(15,241,287)
Annuity benefits	(1,632)	-	-	-	(1,884)	(1,970)	(189)	-
Contract maintenance charges (note 2)	(1,585)	(1,669)	(931)	(1,651)	(3,282,990)	(2,830,857)	(1,901,104)	(1,710,823)
Contingent deferred sales charges (note 2)	(6,097)	(28,652)	(7,824)	(15,365)	(171,545)	(146,538)	(146,024)	(107,473)
Adjustments to maintain reserves	(320)	(424)	(1,855)	(341)	(20,399)	(11,543)	(41,332)	(20,309)

Net equity transactions	(3,481,173)	3,216,390	(205,205)	(7,734,684)	18,600,932	22,805,364	16,983,325	21,554,186

Net change in contract owners’ equity	(8,551,842)	2,408,225	(2,047,612)	(7,657,127)	12,973,092	19,449,302	12,962,691	28,783,550
Contract owners’ equity beginning of period	50,089,678	47,681,453	22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393

Contract owners’ equity end of period	$41,537,836	$50,089,678	$20,050,860	$22,098,472	$417,366,077	$404,392,985	$311,213,634	$298,250,943

CHANGES IN UNITS:
Beginning units	4,859,868	4,567,870	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951
Units purchased	762,621	1,481,909	381,146	378,358	10,009,185	10,750,114	8,165,078	7,367,057
Units redeemed	(1,114,826)	(1,189,911)	(395,662)	(986,353)	(8,415,160)	(8,802,946)	(6,579,781)	(5,299,053)

Ending units	4,507,663	4,859,868	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSD		PMVEBD		PMVHYD		PVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,048	$(47)	$159,478	$71,316	$4,913	$10,216	$7,724	$(4,207)
Realized gain (loss) on investments	(9,777)	50	(259,638)	(37,417)	(8,567)	2,309	117,392	234,451
Change in unrealized gain (loss) on investments	(15,353)	(23,381)	(69,158)	(434,150)	(3,864)	(1,009)	(325,487)	(2,759)
Reinvested capital gains	-	-	24,197	93,809	1,364	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,082)	(23,378)	(145,121)	(306,442)	(6,154)	11,516	(200,371)	227,485

Equity transactions:
Purchase payments received from contract owners (note 3)	13,965	83,335	1,965,116	2,318,658	46,998	483,128	16,377	738
Transfers between funds	9,836	1,178	(1,518,989)	3,005,542	(26,452)	(417,622)	(141,897)	(64,931)
Redemptions (note 3)	(18,121)	-	(458,755)	(225,833)	(1,200)	(4,437)	(192,198)	(492,688)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(175)	(52)	-	-	(321)	(400)
Contingent deferred sales charges (note 2)	-	-	(7,352)	(7,869)	-	-	(110)	(212)
Adjustments to maintain reserves	(3)	(3)	(1,317)	(729)	(86)	(35)	(106)	(128)

Net equity transactions	5,677	84,510	(21,472)	5,089,717	19,260	61,034	(318,255)	(557,621)

Net change in contract owners’ equity	(16,405)	61,132	(166,593)	4,783,275	13,106	72,550	(518,626)	(330,136)
Contract owners’ equity beginning of period	79,854	18,722	4,790,708	7,433	72,550	-	2,483,981	2,814,117

Contract owners’ equity end of period	$63,449	$79,854	$4,624,115	$4,790,708	$85,656	$72,550	$1,965,355	$2,483,981

CHANGES IN UNITS:
Beginning units	11,020	2,094	525,844	807	6,985	-	120,962	149,244
Units purchased	4,314	9,003	310,693	641,160	46,110	86,698	2,110	5,687
Units redeemed	(3,506)	(77)	(307,223)	(116,123)	(44,676)	(79,713)	(18,132)	(33,969)

Ending units	11,828	11,020	529,314	525,844	8,419	6,985	104,940	120,962

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVTIGB		PVTVB		ACEG2		VYDS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(658)	$(1,739)	$(3,073)	$(13,854)	$(82,981)	$(97,183)	$(3,045)	$(1,869)
Realized gain (loss) on investments	(368)	(14,098)	279,336	167,838	714,644	817,744	54,505	10,447
Change in unrealized gain (loss) on investments	2,120	(8,853)	(645,950)	(29,688)	(505,095)	(371,157)	(117,441)	33,063
Reinvested capital gains	-	-	285,355	45,811	29,018	-	48,566	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,094	(24,690)	(84,332)	170,107	155,586	349,404	(17,415)	41,641

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	13,335	181	42,442	79,593	20	4,912
Transfers between funds	(20,941)	-	(660,027)	150,572	20,816	(550,404)	(73,395)	(6,318)
Redemptions (note 3)	(31,525)	(48,900)	(301,800)	(256,208)	(933,729)	(945,169)	(27,873)	(28,824)
Annuity benefits	-	-	-	-	(199)	(195)	-	-
Contract maintenance charges (note 2)	(24)	(28)	(241)	(298)	(1,488)	(1,642)	(72)	(93)
Contingent deferred sales charges (note 2)	(48)	-	(30)	(56)	(256)	(1,166)	-	-
Adjustments to maintain reserves	(4)	(79)	(114)	(62)	(251)	(242)	8	(21)

Net equity transactions	(52,542)	(49,007)	(948,877)	(105,871)	(872,665)	(1,419,225)	(101,312)	(30,344)

Net change in contract owners’ equity	(51,448)	(73,697)	(1,033,209)	64,236	(717,079)	(1,069,821)	(118,727)	11,297
Contract owners’ equity beginning of period	262,993	336,690	2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302

Contract owners’ equity end of period	$211,545	$262,993	$1,160,971	$2,194,180	$5,438,964	$6,156,043	$378,872	$497,599

CHANGES IN UNITS:
Beginning units	14,651	17,177	96,479	100,705	435,498	544,932	23,756	25,251
Units purchased	-	-	3,305	27,371	138,048	165,593	1	262
Units redeemed	(2,664)	(2,526)	(44,721)	(31,597)	(201,089)	(275,027)	(4,877)	(1,757)

Ending units	11,987	14,651	55,063	96,479	372,457	435,498	18,880	23,756

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCSC		RVARS		TRBCG2		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,039	$(424)	$(145,427)	$(140,188)	$-	$-	$(4,356,891)	$(2,609,825)
Realized gain (loss) on investments	(8,755)	1,001	285,134	55,220	5	-	23,408,737	13,148,772
Change in unrealized gain (loss) on investments	(101,092)	(25,979)	(135,026)	568,126	-	-	(18,326,044)	17,828,289
Reinvested capital gains	68,603	40,764	-	-	-	-	21,738,017	15,911,115

Net increase (decrease) in contract owners’ equity resulting from operations	(40,205)	15,362	4,681	483,158	5	-	22,463,819	44,278,351

Equity transactions:
Purchase payments received from contract owners (note 3)	5,000	277,355	4,180,702	5,977,812	2,665	-	54,103,497	40,898,936
Transfers between funds	24,692	(2,304)	(1,618,847)	5,029,872	(3,051)	-	14,145,514	11,515,638
Redemptions (note 3)	(54,510)	(5,912)	(1,236,323)	(549,979)	388	-	(25,068,663)	(13,142,149)
Annuity benefits	-	-	(881)	-	-	-	(973)	-
Contract maintenance charges (note 2)	(161)	(209)	(1,141)	(612)	(1)	-	(21,347)	(14,836)
Contingent deferred sales charges (note 2)	-	-	(23,627)	(3,397)	-	-	(90,672)	(53,759)
Adjustments to maintain reserves	(1)	(15)	(163)	(194)	(6)	-	(720)	(2,244)

Net equity transactions	(24,980)	268,915	1,299,720	10,453,502	(5)	-	43,066,636	39,201,586

Net change in contract owners’ equity	(65,185)	284,277	1,304,401	10,936,660	-	-	65,530,455	83,479,937
Contract owners’ equity beginning of period	352,960	68,683	14,238,125	3,301,465	-	-	223,976,343	140,496,406

Contract owners’ equity end of period	$287,775	$352,960	$15,542,526	$14,238,125	$-	$-	$289,506,798	$223,976,343

CHANGES IN UNITS:
Beginning units	27,191	5,442	1,396,728	333,972	-	-	7,927,446	6,412,668
Units purchased	3,647	22,707	737,272	1,386,820	-	-	5,073,149	4,551,786
Units redeemed	(5,599)	(958)	(611,825)	(324,064)	-	-	(3,739,992)	(3,037,008)

Ending units	25,239	27,191	1,522,175	1,396,728	-	-	9,260,603	7,927,446

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHAS		VWBF		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(454,359)	$(551,330)	$494,380	$440,865	$(167,960)	$(212,088)	$(394,546)	$(647,815)
Realized gain (loss) on investments	(5,767,765)	1,362,544	(381,735)	(478,344)	1,063,071	495,716	(2,558,732)	255,261
Change in unrealized gain (loss) on investments	(5,868,582)	(8,381,140)	(1,517,915)	(757,670)	(5,447,022)	(3,916,514)	(7,295,214)	(8,642,585)
Reinvested capital gains	-	-	-	953,451	1,233,628	3,221,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,090,706)	(7,569,926)	(1,405,270)	158,302	(3,318,283)	(411,396)	(10,248,492)	(9,035,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,614,167	8,132,373	48,722	87,743	304,119	182,158	-	1,654
Transfers between funds	796,674	1,354,420	(91,496)	(347,872)	(1,074,947)	(1,194,747)	(3,232,804)	(3,239,599)
Redemptions (note 3)	(2,680,616)	(2,827,930)	(930,019)	(1,105,514)	(2,358,057)	(2,683,916)	(3,748,156)	(5,142,569)
Annuity benefits	(699)	-	(3,749)	(3,631)	(2,931)	(8,757)	(1,487)	(5,587)
Contract maintenance charges (note 2)	(1,823)	(2,367)	(3,766)	(4,574)	(8,036)	(9,470)	(10,402)	(14,401)
Contingent deferred sales charges (note 2)	(34,393)	(17,512)	(15)	(25)	(2,261)	(1,367)	(3,373)	(22,093)
Adjustments to maintain reserves	(713)	(623)	516	1,009	13	171	(192)	243

Net equity transactions	2,692,597	6,638,361	(979,807)	(1,372,864)	(3,142,100)	(3,715,928)	(6,996,414)	(8,422,352)

Net change in contract owners’ equity	(9,398,109)	(931,565)	(2,385,077)	(1,214,562)	(6,460,383)	(4,127,324)	(17,244,906)	(17,457,491)
Contract owners’ equity beginning of period	29,517,875	30,449,440	10,385,923	11,600,485	24,222,086	28,349,410	34,889,967	52,347,458

Contract owners’ equity end of period	$20,119,766	$29,517,875	$8,000,846	$10,385,923	$17,761,703	$24,222,086	$17,645,061	$34,889,967

CHANGES IN UNITS:
Beginning units	3,558,339	2,913,519	435,528	489,626	937,328	1,077,764	1,659,729	2,044,581
Units purchased	2,798,729	2,752,399	8,198	78,040	130,104	65,113	49,759	55,952
Units redeemed	(2,645,367)	(2,107,579)	(52,333)	(132,138)	(257,557)	(205,549)	(562,359)	(440,804)

Ending units	3,711,701	3,558,339	391,393	435,528	809,875	937,328	1,147,129	1,659,729

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMAV		WRPMCV		WRPMMV		WRASP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(37,291)	$65,599	$(7,905)	$3,116	$(24,719)	$13,847	$(3,357,534)	$(2,906,518)
Realized gain (loss) on investments	7,893	18,922	9,652	837	8,602	15,893	1,006,936	2,907,294
Change in unrealized gain (loss) on investments	(132,356)	(186,432)	(49,844)	(16,159)	(56,479)	(36,009)	(67,578,255)	(48,329,041)
Reinvested capital gains	-	305,249	4,728	35,438	-	126,331	43,675,279	30,873,775

Net increase (decrease) in contract owners’ equity resulting from operations	(161,754)	203,338	(43,369)	23,232	(72,596)	120,062	(26,253,574)	(17,454,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,356	5,180,882	1,377,447	393,057	1,621,690	2,706,999	38,379,376	81,953,649
Transfers between funds	(52,076)	151,254	1,741	634	(955)	(58,085)	(20,241,717)	(8,710,411)
Redemptions (note 3)	(218,728)	(165,892)	(165,861)	(7,412)	(89,762)	(148,035)	(21,375,120)	(17,710,990)
Annuity benefits	-	-	-	-	-	-	(5,936)	(1,153)
Contract maintenance charges (note 2)	(56,604)	(14,916)	(9,476)	(6,612)	(43,903)	(18,473)	(9,980)	(9,821)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(106,941)	(97,348)
Adjustments to maintain reserves	2	(20)	(18)	(16)	(9)	(3)	(67)	(199)

Net equity transactions	2,975,950	5,151,308	1,203,833	379,651	1,487,061	2,482,403	(3,360,385)	55,423,727

Net change in contract owners’ equity	2,814,196	5,354,646	1,160,464	402,883	1,414,465	2,602,465	(29,613,959)	37,969,237
Contract owners’ equity beginning of period	7,144,816	1,790,170	1,205,387	802,504	4,992,354	2,389,889	261,533,387	223,564,150

Contract owners’ equity end of period	$9,959,012	$7,144,816	$2,365,851	$1,205,387	$6,406,819	$4,992,354	$231,919,428	$261,533,387

CHANGES IN UNITS:
Beginning units	637,519	165,259	110,570	75,534	449,506	222,311	16,864,654	13,405,643
Units purchased	290,467	489,375	131,124	36,344	151,133	251,203	3,223,565	6,409,700
Units redeemed	(29,217)	(17,115)	(22,688)	(1,308)	(18,797)	(24,008)	(3,483,204)	(2,950,689)

Ending units	898,769	637,519	219,006	110,570	581,842	449,506	16,605,015	16,864,654

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRHIP		WRMCG		WRPAP		WRPCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,611,395	$3,283,385	$(1,005,980)	$(746,740)	$1,056	$(30)	$25,008	$20,736
Realized gain (loss) on investments	(2,029,241)	797,564	752,172	432,323	(113)	(8)	32,351	17,696
Change in unrealized gain (loss) on investments	(10,865,936)	(4,957,742)	(9,500,860)	686,121	(5,700)	325	(277,790)	(132,541)
Reinvested capital gains	1,049,199	723,263	4,853,274	2,685,829	4,592	210	214,625	185,753

Net increase (decrease) in contract owners’ equity resulting from operations	(7,234,583)	(153,530)	(4,901,394)	3,057,533	(165)	497	(5,806)	91,644

Equity transactions:
Purchase payments received from contract owners (note 3)	17,287,872	27,723,356	12,759,973	19,349,542	-	40,747	658,538	160,967
Transfers between funds	(15,057,872)	(10,227,347)	1,693,381	1,867,409	3,666	(84)	302,282	485,769
Redemptions (note 3)	(7,372,222)	(6,842,424)	(3,257,627)	(2,639,675)	-	-	(741,112)	(378,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,893)	(4,201)	(182,453)	(138,990)	-	-	(21,103)	(17,628)
Contingent deferred sales charges (note 2)	(32,221)	(28,916)	(15,201)	(17,200)	-	-	-	-
Adjustments to maintain reserves	(591)	(636)	(556)	(532)	(13)	2	6	(20)

Net equity transactions	(5,178,927)	10,619,832	10,997,517	18,420,554	3,653	40,665	198,611	250,162

Net change in contract owners’ equity	(12,413,510)	10,466,302	6,096,123	21,478,087	3,488	41,162	192,805	341,806
Contract owners’ equity beginning of period	92,712,517	82,246,215	57,044,940	35,566,853	41,162	-	3,211,436	2,869,630

Contract owners’ equity end of period	$80,299,007	$92,712,517	$63,141,063	$57,044,940	$44,650	$41,162	$3,404,241	$3,211,436

CHANGES IN UNITS:
Beginning units	7,890,294	7,007,963	4,185,462	2,767,879	3,358	-	234,969	216,208
Units purchased	3,786,932	6,369,257	1,599,854	2,058,847	357	3,366	69,411	50,280
Units redeemed	(4,235,584)	(5,486,926)	(785,083)	(641,264)	(67)	(8)	(55,381)	(31,519)

Ending units	7,441,642	7,890,294	5,000,233	4,185,462	3,648	3,358	248,999	234,969

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMP		WRPMAP		WRPMCP		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$405,749	$189,825	$951,111	$319,229	$82,599	$43,931	$(548)	$(561)
Realized gain (loss) on investments	293,778	137,922	318,395	202,093	17,406	97,232	1,185	4,627
Change in unrealized gain (loss) on investments	(3,250,176)	(1,336,423)	(5,684,191)	(1,934,557)	(693,263)	(369,643)	(7,406)	(9,455)
Reinvested capital gains	2,547,182	2,141,346	4,265,020	3,495,394	592,957	482,098	5,707	4,980

Net increase (decrease) in contract owners’ equity resulting from operations	(3,467)	1,132,670	(149,665)	2,082,159	(301)	253,618	(1,062)	(409)

Equity transactions:
Purchase payments received from contract owners (note 3)	896,699	1,894,014	3,320,859	4,106,864	352,684	505,598	-	(3,201)
Transfers between funds	(623,500)	(79,870)	(451,619)	244,666	(63,225)	(217,252)	-	(2,043)
Redemptions (note 3)	(1,079,252)	(491,430)	(2,645,228)	(2,207,112)	(321,809)	(432,775)	-	-
Annuity benefits	-	-	-	-	-	-	(2,130)	(3,215)
Contract maintenance charges (note 2)	(209,063)	(184,917)	(329,227)	(293,435)	(49,158)	(45,827)	-	26
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(32)	(24)	(18)	(37)	26	(47)	76	79

Net equity transactions	(1,015,148)	1,137,773	(105,233)	1,850,946	(81,482)	(190,303)	(2,054)	(8,354)

Net change in contract owners’ equity	(1,018,615)	2,270,443	(254,898)	3,933,105	(81,783)	63,315	(3,116)	(8,763)
Contract owners’ equity beginning of period	32,040,936	29,770,493	51,389,608	47,456,503	7,582,097	7,518,782	39,584	48,347

Contract owners’ equity end of period	$31,022,321	$32,040,936	$51,134,710	$51,389,608	$7,500,314	$7,582,097	$36,468	$39,584

CHANGES IN UNITS:
Beginning units	2,132,566	2,057,057	3,277,315	3,153,289	526,562	540,241	-	74
Units purchased	60,829	134,184	231,456	296,351	24,267	36,119	-	-
Units redeemed	(126,779)	(58,675)	(236,549)	(172,325)	(29,540)	(49,798)	-	(74)

Ending units	2,066,616	2,132,566	3,272,222	3,277,315	521,289	526,562	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,527)	$(3,941)	$(1,207,719)	$(928,095)	$(49)	$(59)	$114	$347
Realized gain (loss) on investments	15,355	38,164	5,174,714	1,529,867	1,830	534	272	204
Change in unrealized gain (loss) on investments	(55,323)	(7,372)	(17,756,198)	(8,101,898)	(2,371)	(148)	(3,805)	12,130
Reinvested capital gains	31,081	-	9,358,055	5,602,650	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,414)	26,851	(4,431,148)	(1,897,476)	(590)	327	(3,419)	12,681

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	2,053	14,891,343	11,815,813	-	-	-	-
Transfers between funds	(7)	258	2,632,330	4,156,681	294	508	-	-
Redemptions (note 3)	8	(1,847)	(6,143,161)	(4,066,556)	(6,988)	(1,180)	-	-
Annuity benefits	(24,683)	(25,047)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(495)	(249,930)	(225,573)	-	-	-	-
Contingent deferred sales charges (note 2)	7	-	(48,357)	(47,801)	-	-	-	-
Adjustments to maintain reserves	(806)	(1,273)	(670)	(879)	6	(14)	(1)	(2)

Net equity transactions	(25,489)	(26,351)	11,081,555	11,631,685	(6,688)	(686)	(1)	(2)

Net change in contract owners’ equity	(37,903)	500	6,650,407	9,734,209	(7,278)	(359)	(3,420)	12,679
Contract owners’ equity beginning of period	305,399	304,899	67,222,496	57,488,287	7,278	7,637	309,073	296,394

Contract owners’ equity end of period	$267,496	$305,399	$73,872,903	$67,222,496	$-	$7,278	$305,653	$309,073

CHANGES IN UNITS:
Beginning units	-	-	2,922,620	2,411,352	631	684	21,348	21,348
Units purchased	-	-	2,078,290	1,307,575	55	91	-	-
Units redeemed	-	-	(1,639,975)	(796,307)	(686)	(144)	-	-

Ending units	-	-	3,360,935	2,922,620	-	631	21,348	21,348

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVOG2		OVGS3		OVGS4		HVIE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(549)	$(680)	$-	$(245,377)	$-	$(434,427)	$241,398	$96,343
Realized gain (loss) on investments	3,838	4,407	-	15,576,515	-	20,487,298	(2,010,252)	274,761
Change in unrealized gain (loss) on investments	(8,680)	(11,359)	-	(15,474,133)	-	(20,382,840)	(937,336)	(1,659,296)
Reinvested capital gains	5,803	8,453	-	-	-	-	3,144,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	412	821	-	(142,995)	-	(329,969)	437,999	(1,288,192)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	852,679	-	6,316,848	52,065	1,985,325
Transfers between funds	-	-	-	(55,681,612)	-	(90,195,413)	(15,189,041)	328,939
Redemptions (note 3)	(11,258)	(10,294)	-	(2,826,690)	-	(3,680,694)	(78,992)	(524,132)
Annuity benefits	-	-	-	(4,144)	-	(5,923)	-	-
Contract maintenance charges (note 2)	(3)	(3)	-	(6,874)	-	(2,176)	(17,624)	(116,720)
Contingent deferred sales charges (note 2)	-	-	-	(2,590)	-	(31,099)	(1,168)	(6,140)
Adjustments to maintain reserves	2	(23)	-	39,858	-	(12,179)	(48)	(336)

Net equity transactions	(11,259)	(10,320)	-	(57,629,373)	-	(87,610,636)	(15,234,808)	1,666,936

Net change in contract owners’ equity	(10,847)	(9,499)	-	(57,772,368)	-	(87,940,605)	(14,796,809)	378,744
Contract owners’ equity beginning of period	43,856	53,355	-	57,772,368	-	87,940,605	14,796,809	14,418,065

Contract owners’ equity end of period	$33,009	$43,856	$-	$-	$-	$-	$-	$14,796,809

CHANGES IN UNITS:
Beginning units	2,235	2,784	-	1,979,986	-	4,545,894	1,319,092	1,179,976
Units purchased	-	-	-	45,128	-	456,125	86,903	330,856
Units redeemed	(555)	(549)	-	(2,025,114)	-	(5,002,019)	(1,405,995)	(191,740)

Ending units	1,680	2,235	-	-	-	-	-	1,319,092

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		TIF3		FTVGI3		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(88,146)	$-	$(351,871)	$-	$(631,228)	$12,546	$(94,240)
Realized gain (loss) on investments	-	1,300,629	-	28,423,031	-	5,000,151	1,818,159	608,640
Change in unrealized gain (loss) on investments	-	(1,827,193)	-	(27,292,100)	-	(3,834,961)	(2,402,104)	(265,392)
Reinvested capital gains	-	-	-	-	-	-	642,774	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	-	(614,710)	-	779,060	-	533,962	71,375	681,024

Equity transactions:
Purchase payments received from contract owners (note 3)	-	69,766	-	84,896	-	5,235,160	909	139,338
Transfers between funds	-	(17,607,611)	-	(68,961,905)	-	(127,678,702)	(7,243,071)	(258,019)
Redemptions (note 3)	-	(950,175)	-	(2,791,809)	-	(5,633,042)	(399,884)	(1,303,313)
Annuity benefits	-	-	-	(957)	-	(5,400)	-	-
Contract maintenance charges (note 2)	-	(819)	-	(72,532)	-	(3,268)	(142)	(754)
Contingent deferred sales charges (note 2)	-	(5,398)	-	(9,713)	-	(6,254)	(4)	(274)
Adjustments to maintain reserves	-	(155)	-	(4,254)	-	(24,689)	(66)	(185)

Net equity transactions	-	(18,494,392)	-	(71,756,274)	-	(128,116,195)	(7,642,258)	(1,423,207)

Net change in contract owners’ equity	-	(19,109,102)	-	(70,977,214)	-	(127,582,233)	(7,570,883)	(742,183)
Contract owners’ equity beginning of period	-	19,109,102	-	70,977,214	-	127,582,233	7,570,883	8,313,066

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$7,570,883

CHANGES IN UNITS:
Beginning units	-	1,142,861	-	3,996,862	-	7,038,230	315,243	379,071
Units purchased	-	55,928	-	98,810	-	478,243	1,132	13,735
Units redeemed	-	(1,198,789)	-	(4,095,672)	-	(7,516,473)	(316,375)	(77,563)

Ending units	-	-	-	-	-	-	-	315,243

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIPR		HIBF3		GEM3		GEM6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(31,823)	$751,120	$-	$1,546,155	$-	$5,227	$-	$(51,015)
Realized gain (loss) on investments	(381,077)	324,100	-	(951,779)	-	1,272,494	-	2,115,256
Change in unrealized gain (loss) on investments	1,113,929	(1,049,973)	-	1,851,623	-	(1,864,675)	-	(4,053,704)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,029	25,247	-	2,445,999	-	(586,954)	-	(1,989,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,404	698,374	-	2,286,386	-	97,040	-	3,367,255
Transfers between funds	(16,865,441)	(791,762)	-	(88,810,512)	-	(15,382,068)	-	(56,134,641)
Redemptions (note 3)	(917,293)	(2,279,510)	-	(3,570,333)	-	(591,484)	-	(1,426,913)
Annuity benefits	(31)	(96)	-	-	-	(671)	-	(736)
Contract maintenance charges (note 2)	(1,488)	(4,683)	-	(1,803)	-	(2,489)	-	(1,793)
Contingent deferred sales charges (note 2)	(479)	(3,376)	-	(5,419)	-	(879)	-	(6,907)
Adjustments to maintain reserves	(103)	(88)	-	(209)	-	(15,941)	-	(1,239)

Net equity transactions	(17,607,431)	(2,381,141)	-	(90,101,890)	-	(15,896,492)	-	(54,204,974)

Net change in contract owners’ equity	(16,906,402)	(2,355,894)	-	(87,655,891)	-	(16,483,446)	-	(56,194,437)
Contract owners’ equity beginning of period	16,906,402	19,262,296	-	87,655,891	-	16,483,446	-	56,194,437

Contract owners’ equity end of period	$-	$16,906,402	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	1,207,106	1,373,290	-	5,499,724	-	656,098	-	2,953,153
Units purchased	86,979	205,754	-	558,034	-	10,408	-	362,766
Units redeemed	(1,294,085)	(371,938)	-	(6,057,758)	-	(666,506)	-	(3,315,919)

Ending units	-	1,207,106	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG3		FOPR		FO2R		NVMIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$396,342	$(102,020)	$(6,109)	$(432,836)	$(329,488)	$-	$242,477
Realized gain (loss) on investments	-	7,325,305	1,869,206	(434,834)	19,532,138	3,627,784	-	12,361,169
Change in unrealized gain (loss) on investments	-	(7,368,866)	278,657	(2,047,133)	(11,898,863)	(11,707,956)	-	(12,399,149)
Reinvested capital gains	-	-	-	6,795	-	20,699	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	352,781	2,045,843	(2,481,281)	7,200,439	(8,388,961)	-	204,497

Equity transactions:
Purchase payments received from contract owners (note 3)	-	77,060	148,169	1,106,785	2,825,384	10,825,799	-	133,524
Transfers between funds	-	(23,984,407)	(24,578,018)	121,444	(87,542,558)	2,183,179	-	(34,085,541)
Redemptions (note 3)	-	(807,349)	(864,098)	(3,117,603)	(2,245,462)	(7,633,049)	-	(1,133,441)
Annuity benefits	-	(1,566)	(125)	(927)	(585)	(1,233)	-	(2,558)
Contract maintenance charges (note 2)	-	(3,224)	(2,561)	(7,717)	(145,317)	(425,954)	-	(4,958)
Contingent deferred sales charges (note 2)	-	(1,026)	(1,278)	(2,888)	(6,303)	(43,369)	-	(413)
Adjustments to maintain reserves	-	(20,113)	(2,907)	(12,821)	(2,959)	(894)	-	(4,002)

Net equity transactions	-	(24,740,625)	(25,300,818)	(1,913,727)	(87,117,800)	4,904,479	-	(35,097,389)

Net change in contract owners’ equity	-	(24,387,844)	(23,254,975)	(4,395,008)	(79,917,361)	(3,484,482)	-	(34,892,892)
Contract owners’ equity beginning of period	-	24,387,844	23,254,975	27,649,983	79,917,361	83,401,843	-	34,892,892

Contract owners’ equity end of period	$-	$-	$-	$23,254,975	$-	$79,917,361	$-	$-

CHANGES IN UNITS:
Beginning units	-	1,095,402	1,359,984	1,465,832	5,519,852	5,200,723	-	3,088,532
Units purchased	-	14,590	20,367	129,365	578,458	1,479,985	-	20,892
Units redeemed	-	(1,109,992)	(1,380,351)	(235,213)	(6,098,310)	(1,160,856)	-	(3,109,424)

Ending units	-	-	-	1,359,984	-	5,519,852	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV3		GVDIV6		AMTG		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$96,994	$-	$1,226,031	$(171)	$(200)	$(46,147)	$(56,631)
Realized gain (loss) on investments	-	730,786	-	12,666,771	4,396	837	(258,195)	613,293
Change in unrealized gain (loss) on investments	-	(880,426)	-	(14,646,375)	(3,500)	92	(251,931)	(878,023)
Reinvested capital gains	-	-	-	-	-	-	514,444	316,299

Net increase (decrease) in contract owners’ equity resulting from operations	-	(52,646)	-	(753,573)	725	729	(41,829)	(5,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	48,054	-	1,287,067	(2)	49	31,136	94,063
Transfers between funds	-	(4,935,732)	-	(65,679,945)	2	46	(3,248,930)	(202,313)
Redemptions (note 3)	-	(214,211)	-	(1,648,384)	-	-	(433,386)	(519,680)
Annuity benefits	-	-	-	-	(3,062)	(3,106)	-	-
Contract maintenance charges (note 2)	-	(617)	-	(127,815)	-	(95)	(949)	(1,191)
Contingent deferred sales charges (note 2)	-	(236)	-	(8,552)	-	-	(32)	(2,601)
Adjustments to maintain reserves	-	(19)	-	(14,613)	(12,612)	1,896	(121)	(187)

Net equity transactions	-	(5,102,761)	-	(66,192,242)	(15,674)	(1,210)	(3,652,282)	(631,909)

Net change in contract owners’ equity	-	(5,155,407)	-	(66,945,815)	(14,949)	(481)	(3,694,111)	(636,971)
Contract owners’ equity beginning of period	-	5,155,407	-	66,945,815	14,949	15,430	3,694,111	4,331,082

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$14,949	$-	$3,694,111

CHANGES IN UNITS:
Beginning units	-	284,346	-	5,533,991	-	-	186,362	223,324
Units purchased	-	6,864	-	242,823	-	-	64,722	67,741
Units redeemed	-	(291,210)	-	(5,776,814)	-	-	(251,084)	(104,703)

Ending units	-	-	-	-	-	-	-	186,362

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVVS1
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(9)
Realized gain (loss) on investments	-	75
Change in unrealized gain (loss) on investments	-	(440)
Reinvested capital gains	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	-	(78)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(2,607)

Net equity transactions	-	(2,607)

Net change in contract owners’ equity	-	(2,685)
Contract owners’ equity beginning of period	-	2,685

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	-
Units redeemed	-	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

HUNTINGTON TRUST COMPANY

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)*

Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destinantion Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%	0.10%
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.50%(54)	0.50%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65%(70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Charge			1.50%(61)	1.50%(61)			1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-		0.40%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)(71)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.40%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)(60)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)(60)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator- NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY

0.40%	$659,403	$-	$272	$-	$1	$615	$-	$-
0.60%	115,588	-	269	-	-	387	-	-
0.65%	277,571	-	-	-	-	-	-	-
0.75%	772,255	-	-	-	-	-	-	-
0.80%	210,147	-	-	-	-	-	-	-
0.85%	1,061,308	-	-	47	-	-	-	-
0.95%	307,803	1,713	-	-	-	-	-	-
1.05%	277,646	3,708	-	-	-	-	-	-
1.10%	11,653,768	-	-	263	-	-	-	-
1.15%	58,186,459	-	-	3,138	-	-	-	-
1.20%	354,072	-	-	-	-	-	-	-
1.25%	4,645,858	-	-	83	-	-	-	-
1.30%	187,283,379	-	-	22,107	-	-	166,008	10,853
1.35%	14,684,011	-	-	2,718	-	-	-	-
1.40%	15,494,130	-	-	281	-	-	-	-
1.45%	5,202,046	-	-	-	-	-	-	-
1.50%	50,413,821	-	-	43,187	-	-	-	-
1.55%	38,617,653	-	-	1,636	-	-	-	-
1.60%	12,481,778	-	-	22,420	-	-	-	-
1.65%	10,608,572	-	-	2,600	-	-	-	-
1.70%	1,942,633	-	-	-	-	-	-	-
1.75%	138,274,388	-	-	62,610	-	-	-	-
1.80%	9,274,066	-	-	13,091	-	-	-	-
1.85%	24,191,999	-	-	12,107	-	-	-	-
1.90%	3,376,076	-	-	-	-	-	-	-
1.95%	40,180,601	-	-	62,087	-	-	-	-
2.00%	8,348,192	-	-	3,160	-	-	-	-
2.05%	6,731,711	-	-	9,988	-	-	-	-
2.10%	7,011,386	-	-	5,611	-	-	-	-
2.15%	3,953,281	-	-	237	-	-	-	-
2.20%	12,512,968	-	-	25,508	-	-	-	-
2.25%	1,506,016	-	-	3,851	-	-	-	-
2.30%	6,823,265	-	-	8,713	-	-	-	-
2.35%	3,315,307	-	-	-	-	-	-	-
2.40%	5,496,895	-	-	25,241	-	-	-	-
2.45%	1,276,278	-	-	1,258	-	-	-	-
2.50%	4,542,712	-	-	1,123	-	-	-	-
2.55%	1,192,591	-	-	3,124	-	-	-	-
2.60%	237,842	-	-	276	-	-	-	-
2.65%	508,430	-	-	202	-	-	-	-
2.70%	297,218	-	-	-	-	-	-	-
2.75%	405,991	-	-	26,374	-	-	-	-
2.80%	159,758	-	-	-	-	-	-	-
2.85%	177,084	-	-	-	-	-	-	-
2.90%	38,019	-	-	-	-	-	-	-
2.95%	52,477	-	-	-	-	-	-	-
3.00%	72,109	-	-	-	-	-	-	-
3.05%	15,364	-	-	-	-	-	-	-
3.10%	5,880	-	-	-	-	-	-	-
3.40%	1,763	-	-	-	-	-	-	-

Totals	$695,229,568	$5,421	$541	$363,041	$1	$1,002	$166,008	$10,853

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS

0.40%	$2,197	$-	$-	$83	$159	$2,576	$-	$1,760
0.60%	-	-	-	67	-	1,497	-	1,059
0.65%	-	-	-	-	-	64	-	-
0.75%	-	-	-	-	-	3,036	12,192	-
0.80%	-	-	-	-	-	469	-	-
0.85%	-	-	-	-	-	3,559	19,263	-
0.95%	-	-	-	-	-	7,489	13,811	-
1.05%	-	-	-	-	-	1,999	19,444	-
1.10%	-	-	-	233	22	25,287	-	-
1.15%	247,730	-	665	1,511	1,488	118,111	-	-
1.20%	-	-	-	-	-	665	-	-
1.25%	-	-	-	8	-	32,716	-	-
1.30%	4,438,288	10,968	3,208	96,717	89,287	567,553	-	-
1.35%	90,204	-	316	673	443	122,891	3,060	-
1.40%	-	-	32	56	54	51,765	-	-
1.45%	-	-	78	268	-	34,848	-	-
1.50%	1,204,199	-	3,917	19,850	24,173	1,112,792	-	-
1.55%	-	-	753	2,114	958	221,924	36	-
1.60%	200,785	-	1,773	971	4,664	426,161	-	-
1.65%	117,198	-	381	4,292	4,346	108,688	-	-
1.70%	599	-	26	49	-	14,063	-	-
1.75%	3,182,085	-	2,139	37,704	27,464	1,126,382	-	-
1.80%	98,801	-	568	914	1,328	154,917	-	-
1.85%	752,799	-	4,220	9,451	7,949	106,659	-	-
1.90%	-	-	-	25	-	5,637	-	-
1.95%	759,454	-	3,526	15,311	22,060	875,033	-	-
2.00%	37,984	-	-	523	1,301	51,501	-	-
2.05%	163,014	-	90	1,004	2,993	66,124	-	-
2.10%	93,506	-	-	3,488	1,243	105,354	-	-
2.15%	1,374	-	-	-	-	58,413	-	-
2.20%	415,101	-	221	902	1,081	263,899	-	-
2.25%	29,684	-	-	-	-	22,923	-	-
2.30%	94,696	-	69	95	170	102,730	-	-
2.35%	-	-	-	-	36	2,018	-	-
2.40%	184,190	-	1,964	3,008	3,177	190,322	-	-
2.45%	6,141	-	110	45	71	19,901	-	-
2.50%	84,481	-	180	6,764	8,289	15,233	-	-
2.55%	668	-	-	-	-	19,789	-	-
2.60%	-	-	-	-	-	3,530	-	-
2.65%	-	-	-	-	-	2,138	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	7,649	-	-	-	-	9,938	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	738	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,212,827	$10,968	$24,236	$206,126	$202,756	$6,061,332	$67,806	$2,819

	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA

0.40%	$666	$-	$482	$-	$2,622	$1,106	$90	$3
0.60%	1,290	-	-	-	671	2,789	55	-
0.65%	-	-	1,309	-	-	-	-	-
0.75%	-	-	10,695	-	-	-	-	-
0.80%	-	13,394	-	2,819	-	-	-	-
0.85%	-	-	26,819	-	-	-	-	-
0.95%	-	-	19,474	-	-	-	-	-
1.05%	-	-	20,920	-	-	-	-	-
1.10%	68	-	42,742	-	-	-	-	-
1.15%	16,130	-	307,404	-	11,194	-	292	-
1.20%	-	-	10,090	-	-	-	-	-
1.25%	854	-	30,571	-	421	-	-	-
1.30%	76,146	2,120,802	244,076	447,912	33,000	-	13,055	-
1.35%	11,219	-	84,849	-	13,413	-	343	-
1.40%	1,670	976,663	17,211	120,061	645	-	105	-
1.45%	1,597	-	74,676	-	6,782	-	33	-
1.50%	53,136	-	220,671	-	54,386	-	29,116	-
1.55%	7,646	-	238,130	-	5,218	-	1,127	-
1.60%	24,345	-	74,743	-	33,175	-	10,350	-
1.65%	8,768	-	47,802	-	20,472	-	605	-
1.70%	78	-	11,580	-	90	-	-	-
1.75%	62,874	-	407,835	-	38,850	-	30,672	-
1.80%	6,687	-	41,650	-	15,287	-	1,459	-
1.85%	19,848	-	90,437	-	13,802	-	6,465	-
1.90%	703	-	10,749	-	-	-	-	-
1.95%	69,220	-	70,904	-	50,076	-	19,703	-
2.00%	4,571	-	39,801	-	2,788	-	1,212	-
2.05%	13,533	-	17,045	-	19,376	-	4,272	-
2.10%	9,590	-	31,707	-	2,977	-	2,336	-
2.15%	3,242	-	6,243	-	1,364	-	147	-
2.20%	26,444	-	46,800	-	5,802	-	5,141	-
2.25%	345	-	4,110	-	2,879	-	864	-
2.30%	11,847	-	26,332	-	1,774	-	399	-
2.35%	292	-	5,013	-	1,322	-	-	-
2.40%	19,476	-	3,115	-	25,795	-	1,010	-
2.45%	962	-	2,412	-	2,977	-	155	-
2.50%	4,731	-	1,787	-	1,362	-	65	-
2.55%	2,811	-	5,584	-	-	-	14	-
2.60%	-	-	-	-	-	-	-	-
2.65%	18	-	439	-	1,316	-	-	-
2.70%	-	-	447	-	-	-	-	-
2.75%	217	-	-	-	324	-	-	-
2.80%	-	-	47	-	2,078	-	-	-
2.85%	513	-	-	-	-	-	353	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$461,537	$3,110,859	$2,296,701	$570,792	$372,238	$3,895	$129,438	$3

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$224	$104	$-	$478	$-	$-	$461	$3
0.60%	369	-	-	475	-	-	336	-
0.65%	654	-	-	-	-	-	-	-
0.75%	619	241	1,276	-	-	-	-	-
0.80%	-	-	516	-	921	-	-	-
0.85%	155	38	2,858	-	-	-	-	-
0.95%	-	-	966	-	-	14,722	-	-
1.05%	-	-	-	-	-	24,092	-	-
1.10%	4,005	169	3,864	-	-	313	-	310
1.15%	19,746	3,896	32,865	-	-	16,595	-	4,112
1.20%	-	-	604	-	-	45	-	-
1.25%	582	63	8,648	-	-	8,219	-	104
1.30%	106,458	46,441	47,199	-	164,125	174	-	25,436
1.35%	6,702	2,565	12,959	-	-	132	-	868
1.40%	535	304	3,848	-	49,269	1,566	-	836
1.45%	593	61	5,725	-	-	3,358	-	464
1.50%	35,338	35,721	14,991	-	-	10,869	-	5,232
1.55%	10,512	838	34,520	-	-	27,067	-	1,866
1.60%	14,780	10,355	4,475	-	-	3,401	-	3,302
1.65%	7,970	4,380	3,150	-	-	-	-	1,676
1.70%	50	188	2,437	-	-	4,971	-	-
1.75%	64,121	47,980	53,070	-	-	20,433	-	13,317
1.80%	8,879	4,694	5,080	-	-	2,064	-	680
1.85%	21,254	9,277	7,813	-	-	766	-	5,089
1.90%	744	-	2,267	-	-	598	-	690
1.95%	41,158	39,623	17,548	-	-	149	-	11,440
2.00%	1,280	495	3,675	-	-	-	-	618
2.05%	6,752	3,176	1,879	-	-	1,671	-	519
2.10%	4,896	8,906	19,957	-	-	1,110	-	2,023
2.15%	1,115	2,926	3,556	-	-	3,028	-	-
2.20%	9,719	5,530	4,981	-	-	1,407	-	1,716
2.25%	55	905	584	-	-	-	-	-
2.30%	6,323	13,965	5,415	-	-	-	-	845
2.35%	1,385	439	2,675	-	-	-	-	1,770
2.40%	2,269	5,258	-	-	-	-	-	710
2.45%	291	549	610	-	-	-	-	-
2.50%	952	1,090	1,797	-	-	-	-	1,121
2.55%	4,542	4,849	1,594	-	-	-	-	-
2.60%	-	-	97	-	-	-	-	-
2.65%	-	64	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	218	643	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$385,027	$255,308	$314,142	$953	$214,315	$146,750	$797	$84,747

	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC

0.40%	$1,671	$1,659	$-	$1,896	$-	$547	$205	$4,815
0.60%	994	1,093	-	671	-	-	526	261
0.65%	925	-	-	-	-	-	-	2,041
0.75%	3,445	264	1,205	-	-	353	-	10,450
0.80%	4,034	648	1,791	-	-	-	-	885
0.85%	8,932	2,300	2,519	-	-	37	-	19,897
0.95%	10,900	732	9,400	-	454	-	-	2,608
1.05%	13,396	397	5,935	-	-	-	-	1,579
1.10%	24,503	1,748	3,990	538	52	71	-	80,722
1.15%	224,882	24,065	82,458	7,560	13,277	10,630	-	640,472
1.20%	280	-	-	-	66	-	-	6,025
1.25%	17,685	1,718	12,270	488	7,105	585	-	50,920
1.30%	466,271	159,788	219,449	27,605	388	61,075	-	726,785
1.35%	75,823	22,910	26,205	2,972	2,043	9,019	-	176,013
1.40%	60,849	23,636	45,553	1,039	1,267	3,144	-	97,430
1.45%	20,443	10,607	9,198	3,586	2,525	830	-	67,403
1.50%	143,805	103,082	51,563	38,184	6,675	52,337	-	362,228
1.55%	175,793	21,625	89,295	5,910	13,312	9,060	-	575,792
1.60%	63,389	50,220	33,064	16,792	1,680	21,369	-	136,586
1.65%	35,264	17,060	13,326	5,158	132	3,364	-	126,266
1.70%	14,782	157	6,976	-	922	143	-	29,842
1.75%	423,809	64,194	84,531	14,610	10,305	73,472	-	1,306,255
1.80%	30,737	21,470	14,852	7,975	3,035	10,459	-	106,077
1.85%	64,625	21,103	9,554	4,596	4,229	11,004	-	188,940
1.90%	8,077	974	3,891	250	1,929	598	-	39,388
1.95%	97,703	80,907	37,642	55,984	1,052	45,464	-	322,910
2.00%	31,575	3,340	17,139	2,342	-	2,910	-	121,125
2.05%	13,198	8,207	8,476	5,376	3,722	10,305	-	56,440
2.10%	52,364	13,487	7,112	1,782	807	15,108	-	82,737
2.15%	13,205	3,226	4,422	975	705	4,916	-	56,483
2.20%	49,653	20,803	14,296	6,851	908	11,246	-	108,789
2.25%	4,726	2,256	1,453	1,597	-	71	-	11,856
2.30%	25,918	6,970	3,663	7,197	189	9,326	-	59,371
2.35%	6,515	-	682	651	57	913	-	39,542
2.40%	5,416	10,999	9,643	23,635	-	10,164	-	62,838
2.45%	5,337	1,445	1,935	2,405	-	940	-	15,262
2.50%	7,421	1,232	795	817	-	1,837	-	9,460
2.55%	4,093	6,322	2,490	3,988	31	8,401	-	22,497
2.60%	75	342	121	-	-	-	-	9,393
2.65%	2,091	1,695	1,387	133	-	1,475	-	4,175
2.70%	642	-	-	-	-	-	-	2,586
2.75%	106	1,052	115	4,708	-	5,394	-	43
2.80%	121	-	1,499	490	-	508	-	109
2.85%	-	833	-	12,869	-	4	-	-
2.90%	-	-	-	-	-	-	-	235
2.95%	-	-	-	-	-	-	-	502
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	108
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,215,473	$714,566	$839,895	$271,630	$76,867	$397,079	$731	$5,746,141

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE

0.40%	$5,973	$64	$-	$-	$-	$618	$154	$-
0.60%	594	-	-	-	-	45	241	-
0.65%	1,351	-	-	-	-	-	-	-
0.75%	7,746	-	-	-	-	-	-	-
0.80%	-	-	809	-	19	-	-	-
0.85%	8,439	-	-	-	-	-	-	-
0.95%	2,906	-	-	4,379	-	-	-	-
1.05%	1,911	-	-	1,429	-	-	-	-
1.10%	6,134	-	-	6,052	-	151	-	-
1.15%	188,704	43	-	30,636	-	1,233	-	-
1.20%	-	-	-	67	-	-	-	-
1.25%	9,901	-	-	4,107	-	1,409	-	-
1.30%	655,247	547	24,389	-	18,353	-	-	80
1.35%	66,474	37	-	6,315	-	-	-	-
1.40%	31,327	48	5,942	2,535	9,303	454	-	330
1.45%	25,536	-	-	11,673	-	563	-	-
1.50%	314,975	3,666	-	9,353	-	2,077	-	-
1.55%	107,691	-	-	33,010	-	1,395	-	-
1.60%	140,805	254	-	3,200	-	-	-	-
1.65%	61,485	41	-	3,514	-	-	-	-
1.70%	3,320	-	-	8,064	-	403	-	-
1.75%	603,686	143	-	49,608	-	602	468	-
1.80%	42,866	333	-	5,163	-	-	-	-
1.85%	160,353	672	-	2,870	-	34	-	-
1.90%	14,553	-	-	1,073	-	-	-	-
1.95%	244,900	1,892	-	5,848	-	-	1,930	-
2.00%	41,100	82	-	4,162	-	-	-	-
2.05%	62,108	-	-	1,717	-	76	-	-
2.10%	35,425	-	-	1,953	-	-	295	-
2.15%	11,490	-	-	768	-	-	-	-
2.20%	101,281	137	-	3,234	-	-	2,113	-
2.25%	4,459	64	-	790	-	-	-	-
2.30%	52,061	168	-	1,724	-	-	-	-
2.35%	6,642	-	-	1,448	-	-	-	-
2.40%	47,740	267	-	23	-	-	274	-
2.45%	7,281	-	-	144	-	-	-	-
2.50%	11,224	-	-	73	-	-	-	-
2.55%	17,587	-	-	72	-	-	247	-
2.60%	1,771	-	-	-	-	-	-	-
2.65%	2,035	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	11,875	-	-	-	-	-	-	-
2.80%	1,583	-	-	-	-	-	-	-
2.85%	1,152	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,123,691	$8,458	$31,140	$205,004	$27,675	$9,060	$5,722	$410

	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$-	$3	$243	$-	$1,231	$24,468	$2,094	$4,776
0.60%	-	-	1,179	-	118	4,198	1,042	2,739
0.65%	-	-	-	-	1,073	24,935	5,435	805
0.75%	-	-	-	-	3,041	31,533	9,086	2,978
0.80%	-	-	-	1,824	-	1,721	472	1,463
0.85%	-	-	-	-	3,544	44,717	7,399	4,481
0.95%	-	-	-	-	4,658	835	5,283	1,613
1.05%	-	-	-	-	5,205	2,035	1,404	2,293
1.10%	-	-	-	-	40,720	2,006,930	448,750	34,573
1.15%	24	4,116	45,192	-	357,182	7,731,155	2,469,369	274,564
1.20%	-	-	-	-	686	11,969	6,693	1,063
1.25%	-	292	59	-	44,807	592,625	112,492	29,378
1.30%	-	275,056	2,729,598	503,829	283,743	20,749,959	9,128,626	754,649
1.35%	-	155	3,682	-	123,156	1,788,759	517,455	126,245
1.40%	-	-	-	170,304	19,987	333,054	58,836	37,250
1.45%	-	143	-	-	57,658	569,731	192,479	30,751
1.50%	27	84,255	602,993	-	172,019	5,816,883	1,935,148	395,713
1.55%	-	369	520	-	292,506	4,589,589	1,408,081	216,770
1.60%	-	4,318	55,868	-	54,724	813,366	109,582	217,463
1.65%	-	13,794	60,408	-	52,141	1,400,605	436,846	61,725
1.70%	-	127	-	-	17,554	239,245	59,218	11,146
1.75%	-	111,433	1,109,378	-	479,164	18,484,094	5,850,672	699,653
1.80%	-	6,917	35,757	-	39,158	871,278	298,695	84,855
1.85%	-	40,210	251,933	-	91,801	3,088,093	1,567,510	108,474
1.90%	-	-	2,086	-	25,196	252,973	145,029	13,784
1.95%	-	65,490	776,102	-	134,493	4,663,752	1,254,175	383,105
2.00%	-	2,446	13,203	-	28,306	1,154,561	336,037	39,608
2.05%	-	10,844	65,800	-	28,943	704,065	421,007	40,000
2.10%	-	8,515	38,970	-	29,315	872,266	259,024	60,835
2.15%	-	-	1,538	-	15,666	278,829	147,320	14,556
2.20%	-	146	27,445	-	40,850	1,541,983	407,980	79,132
2.25%	-	367	3,377	-	2,316	136,614	62,797	4,995
2.30%	-	2,509	12,223	-	40,663	707,820	320,320	46,559
2.35%	-	230	911	-	8,612	308,829	256,865	5,641
2.40%	-	19,102	150,082	-	18,047	565,830	197,966	44,503
2.45%	-	33	15,970	-	6,488	153,990	42,395	9,041
2.50%	-	2,654	75,297	-	8,655	501,081	326,735	21,092
2.55%	-	-	566	-	14,198	150,475	30,547	22,622
2.60%	-	-	-	-	1,021	23,110	20,203	75
2.65%	-	51	-	-	689	67,117	55,680	1,427
2.70%	-	-	-	-	630	20,683	16,680	200
2.75%	-	771	510	-	9,959	33,154	6,711	17,408
2.80%	-	-	-	-	1,091	34,340	6,532	1,811
2.85%	-	-	1,065	-	468	20,568	19,188	1,373
2.90%	-	-	-	-	-	4,878	3,570	-
2.95%	-	-	-	-	-	573	571	-
3.00%	-	-	-	-	-	468	458	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	874	870	-
3.40%	-	-	-	-	-	-	-	-

	$51	$654,346	$6,081,955	$675,957	$2,561,482	$81,420,610	$28,971,327	$3,913,187

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1

0.40%	$3,089	$5,577	$169	$284	$-	$647	$159	$-
0.60%	3,502	5,501	198	124	-	296	-	-
0.65%	364	6,385	-	-	-	-	100	-
0.75%	1,399	12,401	418	-	918	-	946	-
0.80%	2,238	437	445	925	-	1,065	-	3,839
0.85%	10,462	10,618	1,097	-	1,876	-	1,680	-
0.95%	2,284	2,640	4,983	-	839	-	982	-
1.05%	3,240	784	1,215	-	887	-	306	-
1.10%	68,987	438,667	4,071	-	2,400	-	8,537	-
1.15%	423,903	2,559,277	116,462	-	83,051	-	56,116	-
1.20%	1,629	6,179	763	-	618	-	-	-
1.25%	39,424	115,130	17,448	-	10,082	-	2,652	-
1.30%	990,723	9,473,267	136,800	114,043	66,844	179,501	80,759	680,275
1.35%	197,436	581,079	35,112	-	25,337	-	19,263	-
1.40%	62,368	51,035	40,443	25,653	3,794	101,890	2,907	351,863
1.45%	58,716	190,930	28,589	-	17,690	-	13,984	-
1.50%	743,018	2,468,576	81,731	-	103,879	-	67,022	-
1.55%	383,269	1,455,779	108,663	-	62,672	-	43,041	-
1.60%	337,880	404,912	72,176	-	68,282	-	20,685	-
1.65%	113,705	504,293	29,294	-	23,518	-	13,527	-
1.70%	21,367	59,679	7,469	-	3,245	-	1,567	-
1.75%	1,102,812	6,404,015	141,744	-	119,878	-	129,108	-
1.80%	133,172	353,444	57,014	-	21,569	-	12,403	-
1.85%	163,707	1,683,526	70,267	-	70,736	-	24,615	-
1.90%	17,790	146,433	2,376	-	2,139	-	4,440	-
1.95%	724,041	1,757,721	54,159	-	73,278	-	65,917	-
2.00%	70,796	396,384	14,010	-	7,322	-	13,611	-
2.05%	100,880	456,632	12,746	-	25,849	-	8,256	-
2.10%	66,599	301,851	10,493	-	28,806	-	8,577	-
2.15%	29,774	154,104	3,957	-	5,157	-	2,108	-
2.20%	146,005	524,860	42,229	-	56,158	-	15,252	-
2.25%	10,931	71,268	2,938	-	2,598	-	1,444	-
2.30%	62,996	378,691	18,627	-	11,450	-	13,991	-
2.35%	10,984	265,483	981	-	1,659	-	2,426	-
2.40%	112,499	297,138	15,065	-	10,658	-	12,411	-
2.45%	16,681	65,168	1,199	-	2,154	-	2,299	-
2.50%	35,928	372,743	723	-	2,437	-	1,966	-
2.55%	14,344	36,619	1,637	-	9,154	-	1,773	-
2.60%	1,144	21,632	-	-	2,851	-	-	-
2.65%	12,301	60,196	-	-	6,261	-	3,571	-
2.70%	887	15,924	-	-	-	-	-	-
2.75%	2,684	9,466	14	-	589	-	1,601	-
2.80%	861	11,995	-	-	1,805	-	26	-
2.85%	373	21,001	-	-	-	-	-	-
2.90%	-	3,703	-	-	-	-	-	-
2.95%	-	592	-	-	-	-	-	-
3.00%	-	482	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	903	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,307,192	$32,165,120	$1,137,725	$141,029	$938,440	$283,399	$660,028	$1,035,977

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$268	$-	$794	$5	$1,537	$14,641	$160	$10,337
0.60%	-	-	1,102	-	-	2,051	-	247
0.65%	37	-	1,657	-	8,185	37,200	3,951	14,768
0.75%	766	-	6,239	1,111	22,237	37,279	15,101	62,667
0.80%	-	238	-	334	23	13	-	762
0.85%	869	-	9,414	908	56,841	103,272	8,773	63,556
0.95%	139	-	-	-	-	-	-	-
1.05%	10	-	384	-	-	-	-	-
1.10%	7,462	-	40,448	1,929	1,075,057	1,188,020	322,083	1,487,067
1.15%	34,301	-	322,359	67,094	2,139,211	4,483,736	876,742	3,832,688
1.20%	185	-	4,511	-	10,958	12,514	9,076	51,951
1.25%	10,870	-	17,387	4,718	215,960	329,773	99,526	292,408
1.30%	76,893	30,035	125,022	80,973	11,043,580	9,757,815	2,778,719	10,630,867
1.35%	11,952	-	62,916	11,112	451,137	1,184,395	169,944	1,082,083
1.40%	832	4,923	34,162	4,097	45,604	23,874	49,499	104,726
1.45%	1,160	-	28,132	2,424	152,848	283,986	70,303	277,518
1.50%	29,544	-	73,824	118,314	2,624,907	2,971,721	694,042	3,126,622
1.55%	38,222	-	332,895	63,164	1,145,721	2,167,015	691,078	2,147,017
1.60%	13,757	-	30,195	44,576	233,877	135,044	130,829	527,522
1.65%	5,852	-	48,222	17,041	411,649	560,716	201,454	670,044
1.70%	394	-	7,975	803	41,127	115,387	14,731	101,071
1.75%	84,045	-	531,327	241,393	6,878,395	12,099,223	2,591,177	10,521,410
1.80%	12,844	-	37,280	54,634	278,586	355,497	195,038	476,261
1.85%	10,498	-	33,695	6,114	1,328,991	1,232,624	513,078	1,281,071
1.90%	1,149	-	5,359	3,152	118,277	375,191	49,452	220,526
1.95%	29,256	-	94,720	146,204	1,489,314	2,779,833	543,264	2,365,340
2.00%	6,390	-	57,290	17,326	355,407	527,768	304,297	642,256
2.05%	4,836	-	11,194	14,893	320,314	345,707	123,502	335,993
2.10%	3,892	-	41,654	7,816	255,426	545,144	151,989	467,069
2.15%	5,889	-	29,388	7,167	142,125	192,503	46,750	248,404
2.20%	18,936	-	27,388	46,096	472,535	797,177	203,838	956,203
2.25%	411	-	4,782	5,080	42,931	14,914	12,583	93,652
2.30%	9,078	-	14,647	32,835	277,901	602,234	148,871	366,338
2.35%	3,735	-	26,855	1,551	188,508	65,106	58,602	251,731
2.40%	-	-	12,716	18,898	133,736	154,257	41,661	96,872
2.45%	1,647	-	5,208	3,840	31,311	121,317	38,875	49,566
2.50%	208	-	3,956	29,451	346,330	201,520	65,466	167,280
2.55%	1,989	-	6,426	275	21,750	49,672	11,379	60,494
2.60%	-	-	337	-	5,568	1,932	-	9,202
2.65%	417	-	438	1,487	19,161	11,957	11,117	22,525
2.70%	-	-	2,195	33,522	62,341	4,615	1,755	13,128
2.75%	-	-	15	375	1,306	10,512	27,299	5,490
2.80%	-	-	68	-	7,001	-	3,860	720
2.85%	-	-	-	-	5,282	-	4,092	28,725
2.90%	-	-	207	-	-	-	-	-
2.95%	-	-	492	-	-	4,907	-	5,515
3.00%	-	-	-	-	-	1,519	-	1,419
3.05%	-	-	108	-	-	-	-	6,406
3.10%	-	-	-	-	930	-	-	2,303
3.40%	-	-	-	-	-	-	-	1,763

	$428,733	$35,196	$2,095,383	$1,090,712	$32,463,885	$43,903,581	$11,283,956	$43,181,583

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF

0.40%	$31	$2,716	$-	$152	$1,981	$-	$1	$116
0.60%	-	-	-	-	243	-	-	61
0.65%	-	3,120	-	1,511	823	-	1,445	2,280
0.75%	19,002	18,037	-	6,437	1,611	-	3,055	7,677
0.80%	75	-	64	-	197	25,803	-	2,718
0.85%	5,470	23,376	-	9,219	940	-	7,568	9,776
0.95%	-	-	-	755	-	-	2,378	7,379
1.05%	-	-	-	1,450	96	-	3,804	9,401
1.10%	123,328	416,683	-	40,265	11,487	-	38,529	50,872
1.15%	962,610	1,123,922	-	193,934	78,150	-	327,441	509,631
1.20%	-	2,538	-	3,307	-	-	4,678	4,713
1.25%	45,359	93,240	-	15,411	8,695	-	19,638	39,061
1.30%	228,881	3,422,275	27,176	120,167	241,230	1,274,537	82,004	731,242
1.35%	246,260	266,832	-	43,891	22,062	-	71,796	107,322
1.40%	39,517	51,571	12,626	22,487	9,875	424,710	37,168	302,568
1.45%	65,752	92,899	-	20,845	6,110	-	39,414	58,353
1.50%	348,612	897,682	-	74,182	93,640	-	68,027	110,618
1.55%	793,393	800,452	-	191,604	65,206	-	360,723	465,501
1.60%	126,849	120,196	-	53,703	27,911	-	18,545	44,350
1.65%	180,109	197,250	-	41,040	21,703	-	44,625	68,414
1.70%	27,362	29,032	-	7,211	2,480	-	9,784	19,094
1.75%	1,345,076	2,805,437	-	380,175	235,290	-	506,864	699,089
1.80%	88,871	178,893	-	30,670	14,987	-	33,664	53,189
1.85%	101,228	581,496	-	25,976	50,066	-	26,906	56,107
1.90%	64,572	73,904	-	3,734	3,496	-	6,842	12,628
1.95%	376,646	632,322	-	85,669	63,297	-	65,291	131,369
2.00%	190,559	144,713	-	33,318	8,875	-	52,933	65,021
2.05%	41,136	85,646	-	22,303	7,520	-	16,354	19,062
2.10%	66,459	155,429	-	28,451	8,727	-	21,015	26,883
2.15%	89,727	60,953	-	13,317	1,870	-	29,170	36,070
2.20%	166,139	178,416	-	26,588	20,535	-	17,733	37,862
2.25%	26,560	48,131	-	5,591	228	-	6,877	7,578
2.30%	148,973	137,654	-	8,621	17,331	-	12,304	30,257
2.35%	27,598	43,913	-	22,120	1,180	-	28,310	35,414
2.40%	94,173	41,297	-	5,572	3,557	-	10,649	8,030
2.45%	15,424	26,311	-	2,267	155	-	7,146	7,671
2.50%	87,463	65,943	-	6,685	7,166	-	2,819	7,082
2.55%	2,286	3,466	-	2,718	222	-	2,736	3,605
2.60%	4,900	15,843	-	41	266	-	1,881	963
2.65%	2,389	8,885	-	1,808	498	-	478	2,375
2.70%	2,287	312	-	396	886	-	2,193	2,492
2.75%	839	2,925	-	70	-	-	15	348
2.80%	2,304	-	-	119	-	-	78	59
2.85%	-	9,480	-	-	-	-	-	-
2.90%	1,798	-	-	210	-	-	206	211
2.95%	-	4,658	-	93	-	-	495	483
3.00%	-	-	-	-	-	-	-	-
3.05%	3,398	-	-	81	-	-	122	94
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,163,415	$12,867,848	$39,866	$1,554,164	$1,040,592	$1,725,050	$1,993,704	$3,795,089

	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.40%	$309	$1,313	$514	$58	$1,599	$5,200	$14,063	$-
0.60%	466	-	287	-	73	77	1,631	541
0.65%	-	778	-	371	-	3,826	50,353	9,072
0.75%	-	1,950	-	793	2,034	28,290	95,066	10,536
0.80%	6,632	-	-	108	4,686	57	337	1,572
0.85%	-	724	-	5,294	99	43,548	126,438	12,993
0.95%	-	334	-	2,106	1,196	-	114	-
1.05%	-	-	-	918	2,209	410	3,114	583
1.10%	-	1,884	-	36,940	10,787	265,372	404,912	169,076
1.15%	-	48,468	-	58,109	278,286	1,073,407	2,023,433	910,822
1.20%	-	-	-	103	6,428	5,482	1,903	15,560
1.25%	-	1,664	-	2,180	61,218	69,691	89,008	51,991
1.30%	363,037	172,872	-	130,514	118,095	7,929,193	6,375,275	2,664,910
1.35%	-	17,566	-	14,876	92,147	216,232	470,061	152,479
1.40%	111,181	12,512	-	9,651	68,425	40,847	15,786	94,140
1.45%	-	4,444	-	9,216	25,482	25,221	198,203	89,723
1.50%	-	102,472	-	99,138	256,342	1,688,733	1,461,376	696,769
1.55%	-	18,044	-	24,192	176,997	361,969	834,242	572,854
1.60%	-	53,147	-	33,374	121,280	188,241	159,277	227,745
1.65%	-	22,772	-	6,592	93,781	157,578	336,274	124,046
1.70%	-	1,245	-	1,104	29,812	22,139	34,716	24,896
1.75%	-	185,227	-	117,909	674,652	3,592,347	5,947,853	2,183,961
1.80%	-	4,276	-	18,408	49,576	132,759	142,607	188,766
1.85%	-	49,169	-	14,275	44,633	637,483	697,727	443,890
1.90%	-	451	-	620	87,840	99,253	92,252	19,794
1.95%	-	57,664	-	97,729	338,733	892,098	1,250,031	325,696
2.00%	-	4,617	-	6,782	58,150	114,219	209,983	232,711
2.05%	-	7,784	-	8,716	59,970	168,142	94,570	139,235
2.10%	-	11,438	-	2,639	64,690	122,651	248,326	76,228
2.15%	-	6,761	-	1,015	209,847	111,217	64,044	60,730
2.20%	-	46,683	-	20,447	44,230	339,594	370,362	217,900
2.25%	-	3,891	-	3,949	51,910	67,893	5,522	23,201
2.30%	-	14,694	-	4,722	82,224	137,290	165,455	124,704
2.35%	-	340	-	434	170,170	152,385	18,063	51,577
2.40%	-	12,108	-	21,848	15,923	81,610	87,671	19,996
2.45%	-	1,978	-	1,610	10,782	23,227	30,935	21,749
2.50%	-	6,579	-	2,276	66,973	304,734	84,090	64,195
2.55%	-	1,398	-	3,744	22,247	13,386	32,370	15,560
2.60%	-	-	-	140	6,921	-	-	933
2.65%	-	357	-	432	5,190	2,945	673	11,771
2.70%	-	-	-	-	30,136	8,734	-	1,653
2.75%	-	703	-	-	847	333	-	53
2.80%	-	-	-	-	5,249	5,954	-	5,937
2.85%	-	-	-	-	-	4,293	-	-
2.90%	-	-	-	-	-	1,529	-	-
2.95%	-	-	-	-	21,731	6,662	-	-
3.00%	-	-	-	-	5,965	-	1,867	-
3.05%	-	-	-	-	1,501	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$481,625	$878,307	$801	$763,332	$3,481,066	$19,146,251	$22,239,983	$10,060,548

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI

0.40%	$9,948	$154	$2,681	$1,288	$6,456	$-	$376	$-
0.60%	353	-	540	443	860	-	-	-
0.65%	37,144	3,429	9,961	1,596	3,037	-	1,382	-
0.75%	63,055	10,192	34,127	3,180	22,017	-	4,802	-
0.80%	5,555	10,020	1,680	2,016	7,216	1,209	-	174
0.85%	64,101	11,310	25,747	10,812	11,069	-	7,630	-
0.95%	8,911	8,411	4,496	2,710	7,687	-	373	-
1.05%	4,621	11,931	2,106	732	5,299	-	752	-
1.10%	896,988	235,254	218,831	7,063	98,867	-	36,596	-
1.15%	5,090,169	3,186,746	1,399,984	181,088	888,709	-	319,554	-
1.20%	20,284	43,141	5,618	981	6,323	-	4,939	-
1.25%	381,435	223,524	125,471	22,415	79,176	-	19,089	-
1.30%	7,533,515	447,062	3,021,082	591,997	2,076,948	275,350	96,615	32,623
1.35%	908,992	664,379	317,095	65,211	197,565	-	73,169	-
1.40%	636,000	349,725	177,419	115,552	612,614	115,863	31,106	19,445
1.45%	316,808	215,716	132,545	43,394	111,079	-	26,198	-
1.50%	2,319,204	554,194	654,492	207,882	477,495	-	84,802	-
1.55%	3,204,317	2,330,687	998,284	147,502	890,525	-	344,804	-
1.60%	535,127	235,226	191,036	87,495	355,516	-	28,938	-
1.65%	641,760	299,393	232,403	29,911	128,751	-	39,895	-
1.70%	151,280	101,354	43,712	12,978	31,937	-	11,324	-
1.75%	8,684,971	2,707,248	2,851,985	334,964	1,345,869	-	531,363	-
1.80%	505,600	276,227	137,111	57,202	186,085	-	35,868	-
1.85%	973,881	163,129	344,956	50,935	403,826	-	34,877	-
1.90%	400,906	334,653	152,626	6,183	28,872	-	6,869	-
1.95%	1,715,180	546,364	434,449	193,321	311,184	-	88,525	-
2.00%	540,489	175,370	212,110	13,758	88,740	-	52,667	-
2.05%	278,061	89,205	77,815	23,264	83,437	-	9,172	-
2.10%	356,415	215,489	118,557	28,071	71,055	-	19,531	-
2.15%	533,221	230,076	110,096	18,318	37,536	-	31,842	-
2.20%	516,379	99,793	180,810	59,817	103,300	-	26,634	-
2.25%	123,831	68,176	68,920	4,735	32,349	-	4,575	-
2.30%	351,653	171,663	103,503	18,078	71,336	-	13,720	-
2.35%	560,638	115,078	126,462	2,558	11,177	-	27,813	-
2.40%	193,844	164,585	26,243	37,624	24,933	-	9,646	-
2.45%	55,049	24,548	5,333	8,495	9,743	-	7,235	-
2.50%	258,699	176,039	86,370	20,703	44,066	-	4,797	-
2.55%	83,647	42,763	39,463	5,464	5,270	-	4,419	-
2.60%	9,748	3,356	5,377	120	316	-	378	-
2.65%	44,321	5,240	5,192	1,796	2,467	-	2,622	-
2.70%	31,818	4,027	3,320	-	488	-	2,783	-
2.75%	17,366	19,332	532	724	2,364	-	284	-
2.80%	1,066	5,878	-	-	1,955	-	79	-
2.85%	2,841	10,624	485	-	88	-	-	-
2.90%	13,240	6,706	-	-	7	-	155	-
2.95%	951	-	-	-	-	-	624	-
3.00%	39,899	1,168	18,864	-	-	-	-	-
3.05%	-	2,711	-	-	-	-	122	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$39,123,281	$14,601,296	$12,709,889	$2,422,376	$8,885,609	$392,422	$2,048,944	$52,242

	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1

0.40%	$290	$-	$1,344	$-	$1,688	$-	$567	$410
0.60%	-	-	254	-	297	-	406	84
0.65%	549	-	915	-	616	-	701	-
0.75%	3,091	-	5,697	-	5,307	-	2,609	-
0.80%	-	1,802	-	83	26	6,729	-	-
0.85%	2,939	-	2,906	-	1,920	-	4,184	-
0.95%	2,003	-	3,522	-	1,353	-	4,394	-
1.05%	1,530	-	2,581	-	344	-	1,934	-
1.10%	21,481	-	21,012	-	10,136	-	31,764	-
1.15%	122,098	-	234,236	-	78,895	-	257,036	-
1.20%	1,023	-	3,025	-	1,665	-	3,292	-
1.25%	7,726	-	26,557	-	12,690	-	22,296	-
1.30%	107,414	99,070	125,237	38,387	162,624	2,080,763	134,250	-
1.35%	23,287	-	56,674	-	31,175	-	73,521	-
1.40%	4,796	31,402	18,592	20,698	9,554	406,820	23,361	-
1.45%	13,394	-	30,496	-	12,998	-	25,596	-
1.50%	68,380	-	151,599	-	170,866	-	110,672	-
1.55%	93,750	-	282,541	-	96,035	-	273,659	-
1.60%	18,705	-	50,770	-	47,621	-	45,115	-
1.65%	19,346	-	37,118	-	21,484	-	56,149	-
1.70%	5,331	-	13,636	-	17,405	-	12,278	-
1.75%	204,207	-	382,068	-	224,985	-	424,602	-
1.80%	10,292	-	71,266	-	70,753	-	42,453	-
1.85%	24,780	-	50,127	-	48,278	-	56,898	-
1.90%	10,632	-	9,346	-	2,085	-	15,255	-
1.95%	61,962	-	99,424	-	92,470	-	106,311	-
2.00%	18,328	-	40,628	-	18,992	-	43,778	-
2.05%	16,557	-	15,343	-	26,036	-	19,784	-
2.10%	10,580	-	27,071	-	16,795	-	21,281	-
2.15%	2,768	-	21,870	-	7,902	-	25,997	-
2.20%	21,555	-	44,447	-	27,285	-	25,805	-
2.25%	2,423	-	4,848	-	1,889	-	3,533	-
2.30%	15,092	-	23,540	-	18,761	-	14,319	-
2.35%	2,553	-	13,120	-	1,088	-	19,705	-
2.40%	3,207	-	16,362	-	13,385	-	19,688	-
2.45%	2,148	-	6,024	-	6,385	-	7,127	-
2.50%	3,821	-	3,156	-	3,040	-	13,949	-
2.55%	781	-	4,116	-	1,609	-	2,533	-
2.60%	669	-	495	-	151	-	1,321	-
2.65%	2,050	-	1,283	-	5,568	-	1,221	-
2.70%	158	-	1,057	-	-	-	1,319	-
2.75%	306	-	763	-	1,055	-	715	-
2.80%	2,445	-	25	-	3,367	-	1,830	-
2.85%	653	-	-	-	-	-	-	-
2.90%	-	-	78	-	-	-	102	-
2.95%	-	-	234	-	-	-	294	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	40	-	-	-	54	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$935,100	$132,274	$1,905,443	$59,168	$1,276,578	$2,494,312	$1,953,658	$494

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.40%	$61	$-	$11	$318	$154	$780	$100	$3,122
0.60%	-	-	-	341	-	1,975	-	270
0.65%	1,173	-	-	-	175	-	8	2,160
0.75%	5,473	-	146	-	2,196	-	333	7,018
0.80%	2,465	1,059	-	2,263	-	6,370	-	106
0.85%	6,616	-	288	-	438	-	1,362	9,564
0.95%	172	-	770	-	1,791	-	5,280	4,745
1.05%	330	-	165	-	660	-	2,057	358
1.10%	29,867	-	3,272	-	2,760	-	6,812	32,441
1.15%	245,938	-	39,619	-	69,172	-	110,862	250,929
1.20%	2,953	-	38	-	223	-	48	223
1.25%	19,431	-	5,464	-	16,866	-	23,097	18,738
1.30%	1,902,233	75,069	50,825	321,848	56,349	652,388	54,261	736,922
1.35%	65,935	-	13,848	-	20,885	-	44,416	87,667
1.40%	553,859	14,939	2,483	113,631	4,942	298,431	4,719	44,112
1.45%	20,155	-	7,885	-	14,844	-	19,126	54,013
1.50%	116,628	-	56,704	-	56,340	-	52,183	274,554
1.55%	263,584	-	30,698	-	51,325	-	81,040	205,547
1.60%	32,318	-	22,807	-	25,213	-	21,582	86,713
1.65%	47,475	-	11,527	-	12,023	-	8,616	51,135
1.70%	8,070	-	7,338	-	3,694	-	13,481	6,770
1.75%	416,357	-	74,453	-	79,015	-	93,986	690,245
1.80%	30,115	-	11,825	-	10,375	-	10,295	45,929
1.85%	98,572	-	22,992	-	14,853	-	12,773	183,182
1.90%	19,446	-	2,121	-	2,520	-	8,126	11,345
1.95%	98,845	-	43,565	-	47,793	-	35,342	238,496
2.00%	56,213	-	5,383	-	10,703	-	4,012	41,058
2.05%	34,435	-	6,960	-	7,876	-	13,025	56,714
2.10%	25,307	-	3,126	-	8,266	-	7,683	25,351
2.15%	26,237	-	2,041	-	2,451	-	4,849	6,722
2.20%	27,004	-	20,866	-	14,813	-	11,824	77,447
2.25%	4,199	-	258	-	2,311	-	495	8,365
2.30%	15,304	-	5,574	-	4,153	-	7,573	47,330
2.35%	20,307	-	2,103	-	2,141	-	175	8,845
2.40%	22,022	-	5,587	-	9,589	-	2,693	22,399
2.45%	6,746	-	1,382	-	1,118	-	75	7,828
2.50%	3,013	-	1,076	-	788	-	421	20,163
2.55%	7,824	-	206	-	2,259	-	3,076	8,306
2.60%	348	-	53	-	-	-	-	2,973
2.65%	2,572	-	2,460	-	1,829	-	254	1,092
2.70%	1,730	-	-	-	-	-	-	393
2.75%	396	-	192	-	292	-	-	1,884
2.80%	199	-	1,659	-	851	-	-	1,857
2.85%	178	-	-	-	-	-	-	506
2.90%	79	-	-	-	-	-	-	-
2.95%	386	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	81	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,242,651	$91,067	$467,770	$438,401	$564,046	$959,944	$666,060	$3,385,537

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2

0.40%	$1,095	$-	$104	$1,439	$1,076	$293	$-	$243
0.60%	1,257	-	-	130	418	-	-	188
0.65%	191	-	1,218	2,658	-	745	-	46
0.75%	5,423	-	1,603	5,410	-	2,972	-	2,741
0.80%	39	12,594	-	8	-	415	5,731	-
0.85%	3,804	-	3,412	10,026	-	2,388	-	3,222
0.95%	349	-	4,701	-	-	279	-	9,923
1.05%	221	-	5,836	651	-	1,232	-	1,487
1.10%	26,105	-	25,874	63,382	-	36,479	-	5,075
1.15%	139,275	-	588,183	420,024	-	256,597	-	199,219
1.20%	457	-	2,812	4,519	-	1,918	-	824
1.25%	7,237	-	129,367	21,997	-	27,678	-	20,866
1.30%	379,944	3,345,566	147,616	524,343	-	414,336	564,834	135,663
1.35%	32,637	-	227,620	91,955	-	68,557	-	67,062
1.40%	26,767	1,390,692	50,568	35,614	-	34,467	248,831	9,932
1.45%	21,065	-	97,336	28,843	-	25,821	-	34,857
1.50%	150,301	-	220,460	187,285	-	250,465	-	188,769
1.55%	102,075	-	602,178	407,830	-	261,529	-	147,361
1.60%	71,567	-	74,506	32,300	-	71,882	-	122,131
1.65%	27,295	-	50,829	62,159	-	38,580	-	36,949
1.70%	6,695	-	42,116	11,398	-	23,909	-	9,587
1.75%	411,983	-	470,393	836,528	-	531,783	-	193,989
1.80%	32,568	-	72,743	45,186	-	55,079	-	40,636
1.85%	124,591	-	112,004	93,340	-	90,990	-	72,257
1.90%	11,612	-	29,224	9,047	-	12,182	-	7,675
1.95%	135,084	-	150,527	198,659	-	200,434	-	126,949
2.00%	20,825	-	36,306	77,331	-	44,353	-	15,517
2.05%	38,048	-	25,082	22,872	-	37,390	-	22,302
2.10%	32,706	-	29,477	58,504	-	27,029	-	24,805
2.15%	9,280	-	33,529	36,962	-	16,897	-	7,394
2.20%	47,369	-	41,232	57,790	-	63,637	-	67,827
2.25%	6,194	-	7,743	4,898	-	4,839	-	6,993
2.30%	40,851	-	29,026	42,894	-	30,437	-	20,569
2.35%	5,034	-	8,841	32,179	-	14,060	-	2,081
2.40%	9,882	-	13,011	15,241	-	37,663	-	26,177
2.45%	10,034	-	2,203	13,390	-	4,538	-	2,617
2.50%	31,928	-	4,104	13,918	-	13,272	-	3,378
2.55%	5,220	-	1,682	6,833	-	4,176	-	3,685
2.60%	239	-	940	433	-	225	-	73
2.65%	3,713	-	1,757	1,397	-	3,194	-	1,344
2.70%	713	-	-	3,442	-	2,338	-	-
2.75%	1,023	-	264	180	-	1,550	-	385
2.80%	2,679	-	25	614	-	456	-	2,496
2.85%	-	-	480	502	-	-	-	314
2.90%	-	-	-	179	-	48	-	-
2.95%	-	-	-	635	-	221	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	123	-	40	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,985,375	$4,748,852	$3,346,932	$3,485,048	$1,494	$2,717,373	$819,396	$1,645,608

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.40%	$30	$-	$427	$1,580	$548	$332	$158	$3,201
0.60%	-	-	681	-	85	-	290	1,044
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	1,674	5,233	754	807	1	531
1.15%	306	169	201,294	72,368	155,702	80,722	9,473	83,877
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	166	3,764
1.30%	219	440	5,821,438	3,006,818	4,249,221	2,258,566	98,539	576,995
1.35%	-	-	96,487	15,175	13,881	4,682	7,755	48,759
1.40%	171	-	-	500	324	224	2,032	27,468
1.45%	-	-	6,540	-	648	-	1,184	5,738
1.50%	699	622	1,308,589	765,724	674,849	471,851	99,622	739,268
1.55%	-	-	25,363	2,621	2,967	1,903	4,326	36,450
1.60%	29,723	2,657	101,395	45,484	43,860	39,949	47,776	223,441
1.65%	-	-	138,313	105,562	94,984	52,518	11,833	75,562
1.70%	-	-	1,751	-	-	-	104	1,309
1.75%	396	18	2,541,240	1,088,959	1,738,318	933,255	73,222	480,748
1.80%	631	341	244,243	102,563	102,210	62,016	12,530	80,290
1.85%	996	929	848,673	344,365	524,121	294,740	16,344	121,756
1.90%	-	-	-	-	317	-	634	5,083
1.95%	3,738	2,648	1,011,799	601,363	663,560	337,345	96,358	796,283
2.00%	-	-	42,333	14,674	9,049	18,215	3,361	19,694
2.05%	52	-	98,802	93,419	72,038	35,825	2,109	58,683
2.10%	6,298	-	51,897	16,658	42,488	12,429	5,717	47,609
2.15%	-	-	39,208	3,012	16,942	3,556	710	6,457
2.20%	-	68	217,288	137,190	134,534	39,335	20,931	97,597
2.25%	-	-	23,614	20,240	14,080	1,718	3,834	41,711
2.30%	-	-	160,239	29,296	54,105	8,251	6,107	51,077
2.35%	-	-	302	-	-	-	39	2,105
2.40%	1,325	845	209,782	98,500	150,325	44,849	21,617	193,194
2.45%	-	-	50,730	7,494	16,833	2,560	2,821	17,023
2.50%	-	-	181,032	61,291	62,879	52,906	4,878	72,402
2.55%	-	-	-	7,909	422	512	172	34,877
2.60%	-	-	-	-	-	-	43	881
2.65%	-	-	-	17,191	-	-	569	2,125
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	548	718	-	30	668	38,526
2.80%	-	-	-	-	-	-	217	3,009
2.85%	-	-	486	1,198	489	1,200	-	346
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$44,584	$8,737	$13,426,168	$6,667,105	$8,840,533	$4,760,296	$556,140	$3,998,883

	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB

0.40%	$-	$-	$-	$-	$342	$364	$2,219	$-
0.60%	-	-	-	-	212	2	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	1,520
1.05%	-	-	-	-	-	-	-	3,055
1.10%	-	-	-	-	-	-	-	280
1.15%	163	-	-	13,323	-	-	-	14,145
1.20%	-	-	-	-	-	-	-	84
1.25%	-	-	-	-	-	-	-	9,488
1.30%	75,888	24,153	38,064	19,894	-	-	-	2,878
1.35%	618	317	1,327	640	-	-	-	-
1.40%	-	-	-	-	-	-	-	182
1.45%	-	-	-	-	-	-	-	3,460
1.50%	16,518	29,786	24,376	29,416	-	-	-	7,088
1.55%	-	-	-	-	-	-	-	11,583
1.60%	595	42,643	3,664	12,917	-	-	-	2,434
1.65%	3,423	943	301	2,534	-	-	-	-
1.70%	-	-	-	-	-	-	-	1,307
1.75%	23,251	41,433	38,218	15,831	-	-	-	6,195
1.80%	873	7,950	4,264	4,692	-	-	-	12,628
1.85%	4,998	3,980	814	1,045	-	-	-	874
1.90%	-	-	-	-	-	-	-	608
1.95%	13,395	46,399	38,773	44,127	-	-	-	941
2.00%	171	13	-	-	-	-	-	-
2.05%	1,063	467	8	18	-	-	-	3,070
2.10%	3,179	1,282	2,829	665	-	-	-	110
2.15%	-	778	156	2,267	-	-	-	1,573
2.20%	731	5,850	2,446	4,148	-	-	-	247
2.25%	16	-	-	4,097	-	-	-	47
2.30%	202	5,879	10,137	3,026	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	1,487	5,812	13,150	2,738	-	-	-	-
2.45%	45	1,768	119	1,697	-	-	-	-
2.50%	4,993	2,470	1,268	1,014	-	-	-	-
2.55%	-	336	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	269	-	-	-	-	-	-
2.85%	-	-	-	8,700	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$151,609	$222,528	$179,914	$172,789	$554	$366	$2,219	$83,797

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI

0.40%	$930	$352	$-	$-	$-	$-	$1,019	$-
0.60%	213	-	-	-	-	-	-	-
0.65%	-	361	-	-	-	-	1,344	-
0.75%	-	479	-	-	-	-	11,357	-
0.80%	-	315	1,204	-	233	-	345	-
0.85%	-	782	-	-	-	-	8,687	-
0.95%	-	1,583	-	-	-	3,719	9,199	-
1.05%	-	1,967	-	-	-	4,365	3,445	-
1.10%	-	15,167	-	-	-	-	36,939	-
1.15%	-	84,966	-	-	-	10,546	350,232	-
1.20%	-	76	-	-	-	-	852	-
1.25%	-	11,331	-	-	-	5,790	33,914	-
1.30%	-	286,211	333,216	855	160,057	-	869,631	43
1.35%	-	31,449	-	-	-	562	77,596	-
1.40%	-	15,460	123,693	94	49,146	2,814	59,595	75
1.45%	-	7,819	-	-	-	693	35,588	-
1.50%	-	161,162	-	-	-	3,725	215,085	-
1.55%	-	72,823	-	-	-	14,176	268,473	-
1.60%	-	60,005	-	-	-	530	80,116	-
1.65%	-	28,648	-	-	-	-	86,239	-
1.70%	-	9,911	-	-	-	93	10,465	-
1.75%	-	259,745	-	-	-	3,569	729,644	-
1.80%	-	24,744	-	-	-	1,427	77,358	-
1.85%	-	72,494	-	-	-	2,729	129,366	-
1.90%	-	3,166	-	-	-	1,741	8,369	-
1.95%	-	136,345	-	-	-	-	224,794	-
2.00%	-	21,449	-	-	-	-	48,964	-
2.05%	-	25,082	-	-	-	1,136	22,927	-
2.10%	-	22,181	-	-	-	-	43,423	-
2.15%	-	7,465	-	-	-	-	14,637	-
2.20%	-	58,776	-	-	-	451	100,451	-
2.25%	-	2,723	-	-	-	-	5,090	-
2.30%	-	28,534	-	-	-	-	43,318	-
2.35%	-	2,070	-	-	-	-	6,293	-
2.40%	-	27,114	-	-	-	133	12,204	-
2.45%	-	5,388	-	-	-	-	11,232	-
2.50%	-	14,744	-	-	-	-	11,136	-
2.55%	-	18,212	-	-	-	-	5,236	-
2.60%	-	124	-	-	-	-	621	-
2.65%	-	814	-	-	-	-	314	-
2.70%	-	196	-	-	-	-	493	-
2.75%	-	15,894	-	-	-	-	-	-
2.80%	-	1,799	-	-	-	-	90	-
2.85%	-	190	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,143	$1,540,116	$458,113	$949	$209,436	$58,199	$3,656,081	$118

	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI

0.40%	$1,266	$1,108	$492	$865	$-	$3,088	$-	$-
0.60%	80	-	182	-	-	514	-	-
0.65%	-	331	-	730	-	855	-	-
0.75%	-	3,871	-	5,075	-	4,964	-	-
0.80%	1,093	-	-	1,037	1,984	-	-	483
0.85%	-	6,386	-	12,052	-	6,104	-	-
0.95%	-	1,681	-	2,604	-	978	681	-
1.05%	-	1,767	-	5,345	-	7,767	-	-
1.10%	-	27,110	145	9,864	-	9,489	-	-
1.15%	-	172,552	13,528	152,024	-	147,036	4,068	-
1.20%	-	586	-	1,305	-	-	-	-
1.25%	-	20,202	242	14,218	-	15,143	1,817	-
1.30%	88,728	290,342	59,438	218,440	297,943	339,983	-	141,822
1.35%	-	55,696	6,346	39,850	-	48,800	-	-
1.40%	31,293	9,469	498	42,558	97,198	8,795	262	51,804
1.45%	-	21,287	1,956	31,694	-	20,461	365	-
1.50%	-	185,398	45,105	87,912	-	140,618	59	-
1.55%	-	122,954	7,000	132,687	-	100,223	2,048	-
1.60%	-	80,057	9,819	27,660	-	75,787	-	-
1.65%	-	39,086	5,659	15,980	-	28,558	-	-
1.70%	-	6,081	-	4,266	-	13,126	751	-
1.75%	-	375,295	27,333	238,566	-	285,559	3,197	-
1.80%	-	40,499	9,167	30,863	-	31,847	509	-
1.85%	-	65,292	7,659	25,593	-	90,956	172	-
1.90%	-	7,440	336	4,224	-	5,732	-	-
1.95%	-	177,187	58,629	51,245	-	145,248	562	-
2.00%	-	21,450	6,904	14,506	-	17,562	-	-
2.05%	-	49,638	11,204	8,991	-	16,511	-	-
2.10%	-	26,878	7,052	18,693	-	27,573	241	-
2.15%	-	7,648	357	10,783	-	7,563	-	-
2.20%	-	64,948	9,514	21,210	-	40,754	-	-
2.25%	-	4,778	663	1,071	-	2,925	106	-
2.30%	-	24,613	3,356	5,135	-	24,849	-	-
2.35%	-	3,874	37	5,394	-	2,849	-	-
2.40%	-	18,606	12,965	1,691	-	8,803	-	-
2.45%	-	3,256	631	2,652	-	2,431	-	-
2.50%	-	7,664	1,036	454	-	11,866	-	-
2.55%	-	4,230	-	2,448	-	2,671	-	-
2.60%	-	1,052	-	82	-	7,870	-	-
2.65%	-	2,909	1,135	-	-	397	-	-
2.70%	-	1,161	-	447	-	427	-	-
2.75%	-	5,371	538	-	-	1,320	-	-
2.80%	-	4,738	1,952	17	-	-	-	-
2.85%	-	528	605	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	100	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	26	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$122,460	$1,965,019	$311,483	$1,250,357	$397,125	$1,708,002	$14,838	$194,109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2

0.40%	$-	$-	$-	$-	$-	$-	$-	$441
0.60%	-	-	-	-	-	-	-	1,378
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	992
0.80%	-	75	-	5,319	-	1,923	1,056	1,692
0.85%	-	-	-	-	-	-	-	5,783
0.95%	158	-	2,184	-	-	-	-	3,731
1.05%	-	-	617	-	-	-	-	2,247
1.10%	111	-	1,281	-	412	-	-	5,050
1.15%	2,620	-	66,342	-	21,477	-	-	96,948
1.20%	-	-	6,385	-	7,494	-	-	541
1.25%	1,414	-	22,123	-	9,307	-	-	9,448
1.30%	-	72,491	106	3,110,004	-	417,992	1,351,603	183,866
1.35%	-	-	12,518	-	5,905	-	-	35,917
1.40%	70	35,102	16,061	1,242,452	3,799	227,941	282,171	29,280
1.45%	618	-	16,647	-	1,758	-	-	13,881
1.50%	44	-	9,929	-	3,028	-	-	135,109
1.55%	3,382	-	76,494	-	27,202	-	-	105,696
1.60%	337	-	6,152	-	647	-	-	47,974
1.65%	-	-	16,906	-	1,094	-	-	29,418
1.70%	274	-	16,374	-	428	-	-	5,385
1.75%	312	-	55,571	-	8,602	-	-	181,119
1.80%	500	-	13,373	-	5,871	-	-	28,068
1.85%	1,152	-	4,860	-	2,031	-	-	49,910
1.90%	659	-	2,059	-	2,399	-	-	4,010
1.95%	-	-	1,894	-	2,864	-	-	115,748
2.00%	-	-	3,273	-	-	-	-	16,274
2.05%	1,060	-	4,104	-	397	-	-	21,379
2.10%	-	-	2,361	-	172	-	-	32,140
2.15%	-	-	2,563	-	867	-	-	10,247
2.20%	-	-	7,226	-	-	-	-	45,891
2.25%	215	-	739	-	643	-	-	2,433
2.30%	-	-	399	-	219	-	-	15,609
2.35%	-	-	148	-	22	-	-	2,465
2.40%	-	-	159	-	-	-	-	20,022
2.45%	-	-	97	-	-	-	-	2,153
2.50%	-	-	-	-	-	-	-	12,322
2.55%	-	-	-	-	-	-	-	2,466
2.60%	-	-	-	-	-	-	-	54
2.65%	-	-	-	-	-	-	-	298
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	375
2.80%	-	-	-	-	-	-	-	671
2.85%	-	-	-	-	-	-	-	570
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,926	$107,668	$368,945	$4,357,775	$106,638	$647,856	$1,634,830	$1,279,001

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP

0.40%	$1,275	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,622	-	-	-	-	-	-	-
0.75%	2,859	-	-	-	-	-	-	-
0.80%	-	626	-	459	-	1,313	-	11,556
0.85%	9,259	-	-	-	-	-	-	-
0.95%	1,324	-	-	-	-	-	-	-
1.05%	1,015	-	-	-	-	-	-	-
1.10%	39,081	-	61,854	-	210,442	-	1,034	-
1.15%	409,269	-	281,320	-	1,019,042	-	53,733	-
1.20%	1,719	-	1,181	-	3,420	-	104	-
1.25%	49,912	-	10,199	-	49,067	-	23,736	-
1.30%	693,378	57,272	996,720	137,151	1,748,307	123,131	71,174	3,988,588
1.35%	115,986	-	69,683	-	210,850	-	49,772	-
1.40%	19,625	15,254	20,631	8,402	21,697	15,210	699	936,278
1.45%	52,981	-	27,914	-	64,750	-	6,920	-
1.50%	428,709	-	231,975	-	433,529	-	121,234	-
1.55%	301,812	-	148,630	-	483,568	-	70,968	-
1.60%	203,789	-	33,950	-	77,691	-	34,276	-
1.65%	73,079	-	74,597	-	94,441	-	14,008	-
1.70%	14,486	-	11,504	-	13,315	-	4,169	-
1.75%	691,881	-	630,824	-	1,477,647	-	168,127	-
1.80%	95,992	-	32,955	-	58,347	-	11,132	-
1.85%	167,949	-	180,057	-	194,257	-	38,262	-
1.90%	15,237	-	7,643	-	42,869	-	7,033	-
1.95%	397,198	-	151,958	-	315,335	-	155,039	-
2.00%	70,169	-	77,280	-	130,961	-	9,663	-
2.05%	115,534	-	31,459	-	36,477	-	30,857	-
2.10%	55,133	-	13,896	-	60,330	-	16,031	-
2.15%	30,458	-	10,234	-	23,901	-	17,581	-
2.20%	88,590	-	57,942	-	135,320	-	45,424	-
2.25%	10,199	-	7,364	-	5,424	-	3,126	-
2.30%	31,791	-	20,187	-	44,946	-	17,907	-
2.35%	11,823	-	351	-	21,451	-	2,304	-
2.40%	40,121	-	10,291	-	27,667	-	25,221	-
2.45%	13,960	-	2,003	-	10,193	-	1,452	-
2.50%	17,552	-	29,272	-	16,456	-	12,183	-
2.55%	3,872	-	5,787	-	8,006	-	369	-
2.60%	93	-	-	-	-	-	32,723	-
2.65%	961	-	676	-	-	-	-	-
2.70%	799	-	-	-	2,508	-	-	-
2.75%	7,292	-	-	-	-	-	578	-
2.80%	426	-	-	-	-	-	-	-
2.85%	-	-	329	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,288,210	$73,152	$3,240,666	$146,012	$7,042,214	$139,654	$1,046,839	$4,936,422

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$3,680	$-	$1,974	$-	$2,855	$-	$439	$-
0.60%	1,550	-	826	-	1,245	-	-	-
0.65%	904	-	2,462	-	1,133	-	530	-
0.75%	7,319	-	15,521	-	2,781	-	1,085	-
0.80%	-	1,495	-	4,001	-	1,199	-	229
0.85%	6,980	-	20,464	-	11,790	-	2,909	-
0.95%	341	-	2,115	-	2,834	-	426	-
1.05%	3,082	-	3,385	-	5,053	-	1,130	-
1.10%	21,050	-	95,206	-	44,822	-	10,157	-
1.15%	263,998	-	743,514	-	557,891	-	92,233	-
1.20%	7,574	-	6,501	-	1,825	-	553	-
1.25%	24,056	-	46,176	-	51,945	-	12,777	-
1.30%	636,133	155,937	676,711	230,691	521,490	662,917	150,240	58,038
1.35%	86,078	-	155,787	-	176,326	-	23,287	-
1.40%	10,365	63,160	58,262	62,253	22,989	141,606	4,533	13,571
1.45%	37,331	-	92,674	-	63,018	-	17,625	-
1.50%	462,732	-	310,044	-	321,031	-	83,450	-
1.55%	175,525	-	607,561	-	423,624	-	66,565	-
1.60%	202,008	-	93,781	-	144,360	-	22,639	-
1.65%	78,843	-	122,627	-	81,756	-	12,674	-
1.70%	18,069	-	25,567	-	29,880	-	9,317	-
1.75%	618,366	-	1,211,815	-	768,652	-	176,448	-
1.80%	68,664	-	77,615	-	91,110	-	17,212	-
1.85%	221,657	-	153,422	-	176,768	-	36,053	-
1.90%	25,231	-	28,999	-	23,336	-	5,049	-
1.95%	483,534	-	229,818	-	312,167	-	83,568	-
2.00%	77,180	-	112,060	-	59,057	-	9,604	-
2.05%	121,181	-	27,765	-	50,810	-	9,190	-
2.10%	66,536	-	58,463	-	71,262	-	15,811	-
2.15%	15,672	-	47,855	-	39,099	-	3,429	-
2.20%	111,399	-	78,539	-	107,158	-	22,493	-
2.25%	6,386	-	9,524	-	9,236	-	1,129	-
2.30%	55,564	-	41,840	-	55,078	-	12,814	-
2.35%	8,931	-	40,933	-	11,807	-	3,909	-
2.40%	93,325	-	26,641	-	48,475	-	11,190	-
2.45%	11,258	-	15,431	-	7,056	-	2,559	-
2.50%	16,988	-	24,457	-	16,264	-	6,699	-
2.55%	41,028	-	7,803	-	4,760	-	1,048	-
2.60%	894	-	586	-	1,203	-	891	-
2.65%	5,731	-	2,190	-	3,134	-	2,484	-
2.70%	566	-	2,371	-	723	-	408	-
2.75%	35,047	-	106	-	874	-	110	-
2.80%	4,019	-	196	-	960	-	195	-
2.85%	1,593	-	-	-	1,048	-	124	-
2.90%	-	-	312	-	-	-	-	-
2.95%	-	-	530	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	135	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,138,368	$220,592	$5,280,564	$296,945	$4,328,685	$805,722	$934,986	$71,838

	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.40%	$724	$-	$296	$1,656	$-	$-	$357	$984
0.60%	3,004	-	-	1,444	-	-	3,169	205
0.65%	160	-	775	-	-	-	155	66
0.75%	6,363	-	1,911	-	82	575	1,994	752
0.80%	881	-	656	-	328	268	1,013	26
0.85%	4,283	-	6,380	-	84	95	2,603	204
0.95%	2,596	2,951	3,976	-	203	2,118	1,785	128
1.05%	3,689	2,993	2,461	-	560	863	2,705	450
1.10%	21,911	1,659	27,717	-	2,823	19,385	7,305	2,983
1.15%	262,894	121,629	240,893	-	26,614	138,784	142,763	34,332
1.20%	124	1,058	12,555	-	59	882	474	-
1.25%	37,312	37,823	25,202	-	2,334	17,965	13,693	6,842
1.30%	535,204	2,262	179,987	-	19,803	30,018	311,834	169,914
1.35%	163,793	29,085	70,205	-	7,315	29,363	61,483	23,384
1.40%	118,779	16,589	38,411	-	9,254	13,784	62,531	6,962
1.45%	38,431	28,464	33,411	-	3,141	25,161	41,223	8,015
1.50%	494,105	28,140	70,070	-	7,155	32,258	231,026	246,210
1.55%	222,719	190,630	242,857	-	44,690	135,659	109,198	42,068
1.60%	336,151	14,842	41,219	-	2,477	14,866	212,145	145,991
1.65%	98,421	11,729	38,352	-	2,017	13,141	49,977	30,504
1.70%	17,334	10,897	12,325	-	889	17,694	8,503	2,108
1.75%	600,580	59,770	326,288	-	26,971	148,974	290,833	264,434
1.80%	150,486	60,266	28,938	-	4,611	21,558	104,248	48,524
1.85%	95,475	10,742	33,036	-	1,862	17,614	60,708	35,976
1.90%	1,374	13,577	6,558	-	1,678	9,822	707	-
1.95%	425,360	15,825	53,981	-	6,557	21,616	199,742	249,062
2.00%	34,704	287	39,412	-	1,055	18,337	15,016	16,363
2.05%	35,773	8,953	9,201	-	481	2,258	20,831	36,204
2.10%	58,868	6,367	20,588	-	1,426	12,675	13,384	15,701
2.15%	24,003	4,437	18,237	-	2,183	7,906	16,022	4,379
2.20%	64,662	6,760	24,348	-	227	11,598	60,488	68,506
2.25%	34,013	764	2,576	-	81	2,603	6,486	5,032
2.30%	43,081	981	11,809	-	1,440	11,205	18,819	43,039
2.35%	244	449	13,366	-	159	7,705	407	3,100
2.40%	106,023	76	1,814	-	98	855	22,315	43,335
2.45%	20,901	156	5,024	-	316	2,600	3,306	5,672
2.50%	3,684	221	4,897	-	143	7,823	4,239	11,212
2.55%	25,473	19	1,776	-	-	1,671	4,454	5,441
2.60%	682	-	1,096	-	-	2,039	809	-
2.65%	2,323	558	343	-	234	132	1,057	3,032
2.70%	-	-	1,503	-	-	913	-	-
2.75%	20,237	-	1	-	-	769	40	431
2.80%	1,433	-	25	-	-	18	-	133
2.85%	580	-	-	-	-	-	221	-
2.90%	-	-	101	-	-	-	-	-
2.95%	-	-	191	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	39	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,118,837	$690,959	$1,654,807	$3,100	$179,350	$803,570	$2,110,068	$1,581,704

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS	AMTP

0.40%	$1,150	$692	$340	$21	$-	$-	$-	$-
0.60%	848	627	55	-	-	-	-	-
0.65%	-	-	-	1,279	-	-	-	-
0.75%	-	-	-	5,688	-	-	-	-
0.80%	-	-	-	280	-	-	38	-
0.85%	-	-	-	5,222	-	-	-	-
0.95%	-	-	-	4,118	-	-	58	-
1.05%	-	-	-	849	-	-	164	-
1.10%	-	-	-	33,480	-	-	80	-
1.15%	-	-	-	229,760	-	-	1,002	-
1.20%	-	-	-	2,788	-	-	11	-
1.25%	-	-	-	14,519	-	-	425	-
1.30%	-	-	-	234,684	-	16	758	-
1.35%	-	-	-	55,958	-	-	168	-
1.40%	-	-	-	105,041	-	15	1,018	184
1.45%	-	-	-	36,391	-	-	124	-
1.50%	-	-	-	45,045	704	-	205	-
1.55%	-	-	-	203,695	-	-	1,063	-
1.60%	-	-	-	21,045	2	-	90	-
1.65%	-	-	-	61,622	-	-	9	-
1.70%	-	-	-	10,715	-	-	22	-
1.75%	-	-	-	350,137	139	-	640	-
1.80%	-	-	-	42,548	260	-	69	-
1.85%	-	-	-	33,531	15	-	29	-
1.90%	-	-	-	12,727	-	-	-	-
1.95%	-	-	-	52,510	-	-	83	-
2.00%	-	-	-	32,919	-	-	20	-
2.05%	-	-	-	6,188	-	-	4	-
2.10%	-	-	-	14,088	-	-	40	-
2.15%	-	-	-	16,906	365	-	49	-
2.20%	-	-	-	23,637	-	-	365	-
2.25%	-	-	-	4,557	195	-	-	-
2.30%	-	-	-	15,157	-	-	390	-
2.35%	-	-	-	18,926	-	-	-	-
2.40%	-	-	-	5,013	-	-	151	-
2.45%	-	-	-	2,812	-	-	32	-
2.50%	-	-	-	3,219	-	-	18	-
2.55%	-	-	-	607	-	-	-	-
2.60%	-	-	-	1,136	-	-	-	-
2.65%	-	-	-	1,204	-	-	-	-
2.70%	-	-	-	648	-	-	-	-
2.75%	-	-	-	1,658	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	182	-	-	-	-
2.95%	-	-	-	70	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,998	$1,319	$395	$1,712,580	$1,680	$31	$7,125	$184

	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG	OVGI

0.40%	$-	$-	$-	$-	$436	$-	$1,734	$1,481
0.60%	-	-	-	-	3,169	-	2,645	644
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	1,904	-	-
0.80%	143	-	434	578	3,240	-	-	347
0.85%	-	-	-	-	-	1,896	-	-
0.95%	10,829	-	-	-	-	11,480	-	-
1.05%	863	-	-	-	-	8,372	-	-
1.10%	3,929	39	-	-	-	4,797	-	-
1.15%	62,043	8,447	-	-	-	207,542	-	-
1.20%	-	-	-	-	-	1,381	-	-
1.25%	5,974	323	-	-	-	58,081	-	-
1.30%	59,620	55,811	300,370	214,383	1,462,750	171,785	-	133,686
1.35%	26,518	1,475	-	-	-	91,722	-	-
1.40%	15,583	2,639	138,001	124,413	622,327	13,657	-	31,547
1.45%	7,058	3,460	-	-	-	45,738	-	-
1.50%	10,470	48,952	-	-	-	206,856	-	-
1.55%	40,592	5,990	-	-	-	160,272	-	-
1.60%	5,384	11,072	-	-	-	78,293	-	-
1.65%	983	5,453	-	-	-	19,455	-	-
1.70%	10,382	460	-	-	-	8,609	-	-
1.75%	33,044	36,140	-	-	-	198,848	-	-
1.80%	3,930	4,744	-	-	-	46,139	-	-
1.85%	1,789	13,947	-	-	-	32,705	-	-
1.90%	8,556	50	-	-	-	3,763	-	-
1.95%	2,975	81,592	-	-	-	138,849	-	-
2.00%	1,840	1,449	-	-	-	7,461	-	-
2.05%	2,745	8,726	-	-	-	16,657	-	-
2.10%	1,444	2,348	-	-	-	20,690	-	-
2.15%	3,043	3,172	-	-	-	3,968	-	-
2.20%	1,378	6,973	-	-	-	58,807	-	-
2.25%	730	363	-	-	-	1,070	-	-
2.30%	1,943	9,732	-	-	-	17,655	-	-
2.35%	1,882	58	-	-	-	1,129	-	-
2.40%	225	13,918	-	-	-	41,297	-	-
2.45%	-	328	-	-	-	3,494	-	-
2.50%	-	3,937	-	-	-	6,148	-	-
2.55%	-	144	-	-	-	5,528	-	-
2.60%	-	-	-	-	-	4,203	-	-
2.65%	206	-	-	-	-	313	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	523	-	-
2.80%	-	549	-	-	-	39	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$326,101	$332,291	$438,805	$339,374	$2,091,922	$1,701,126	$4,379	$167,705

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD

0.40%	$660	$-	$316	$-	$-	$-	$851	$211
0.60%	-	-	-	-	-	-	1,024	-
0.65%	2,315	-	486	-	-	-	-	-
0.75%	4,710	-	1,372	-	-	32	3,250	918
0.80%	-	960	-	686	432	-	-	1
0.85%	8,510	-	2,627	-	-	487	561	1,298
0.95%	1,999	-	2,912	-	-	602	-	-
1.05%	1,041	-	3,820	-	-	1,062	-	181
1.10%	52,087	-	10,413	-	-	297	660	2,514
1.15%	423,975	-	132,529	-	-	28,482	34,695	21,219
1.20%	4,939	-	94	-	-	226	-	-
1.25%	34,653	-	11,912	-	-	2,729	775	3,456
1.30%	238,381	78,812	191,365	120,389	18,362	-	69,731	39,663
1.35%	108,999	-	57,367	-	-	7,975	17,050	11,415
1.40%	39,298	21,382	6,922	18,455	7,199	3,215	3,435	4,524
1.45%	34,611	-	18,775	-	-	6,423	3,501	3,482
1.50%	173,972	-	140,224	-	-	6,182	108,625	36,079
1.55%	451,948	-	132,986	-	-	24,257	18,512	20,220
1.60%	71,303	-	44,126	-	-	24,785	97,132	29,298
1.65%	60,025	-	22,934	-	-	2,867	18,674	6,676
1.70%	19,871	-	4,554	-	-	682	1,649	341
1.75%	757,700	-	233,120	-	-	12,743	138,266	56,012
1.80%	51,399	-	47,114	-	-	10,049	33,206	8,026
1.85%	120,917	-	77,181	-	-	983	12,457	4,352
1.90%	9,318	-	11,754	-	-	1,270	-	-
1.95%	147,506	-	122,055	-	-	3,267	76,798	18,559
2.00%	76,330	-	16,753	-	-	1,257	12,044	2,249
2.05%	21,924	-	35,546	-	-	200	11,468	7,266
2.10%	37,675	-	41,938	-	-	638	20,993	4,440
2.15%	33,148	-	6,344	-	-	503	2,878	3,692
2.20%	49,083	-	40,332	-	-	228	35,751	14,406
2.25%	6,092	-	1,839	-	-	1,200	3,619	2,032
2.30%	31,868	-	19,967	-	-	72	12,632	6,555
2.35%	30,683	-	3,800	-	-	-	-	-
2.40%	19,668	-	24,761	-	-	7	15,341	4,209
2.45%	10,144	-	3,885	-	-	301	1,077	771
2.50%	11,885	-	4,072	-	-	-	4,385	1,384
2.55%	12,231	-	8,532	-	-	-	3,744	1,827
2.60%	2,262	-	6,707	-	-	-	361	-
2.65%	567	-	5,254	-	-	-	-	-
2.70%	2,427	-	-	-	-	-	-	-
2.75%	2,400	-	380	-	-	13	1,131	308
2.80%	740	-	217	-	-	-	-	-
2.85%	-	-	148	-	-	-	-	-
2.90%	206	-	-	-	-	-	-	-
2.95%	545	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	122	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,170,137	$101,154	$1,497,433	$139,530	$25,993	$143,034	$766,276	$317,584

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB	PVTIGB	PVTVB

0.40%	$7,208	$8,865	$306	$49	$277	$-	$-	$-
0.60%	2,228	2,321	14	584	224	-	-	-
0.65%	4,208	4,379	-	-	-	-	-	-
0.75%	15,422	10,476	-	-	-	-	-	-
0.80%	335	-	-	-	-	-	-	-
0.85%	30,178	17,337	-	-	-	-	-	-
0.95%	4,972	1,522	-	-	-	-	-	320
1.05%	5,436	1,848	-	-	-	171	-	15
1.10%	60,659	5,468	-	4	-	11	-	-
1.15%	465,430	222,911	-	2,471	-	6,566	591	5,471
1.20%	1,996	96	-	-	-	-	-	-
1.25%	28,929	6,696	-	2	-	1,244	302	3,158
1.30%	1,561,593	1,193,152	-	11,580	-	-	-	-
1.35%	137,663	105,087	-	296	-	833	-	58
1.40%	63,971	27,981	-	-	-	385	349	685
1.45%	54,056	34,203	-	720	-	1,067	335	979
1.50%	506,475	473,832	-	9,813	-	955	336	209
1.55%	370,827	88,365	-	449	-	9,061	213	3,774
1.60%	209,020	321,284	-	5,199	-	-	39	5,130
1.65%	121,193	89,076	-	971	-	144	-	90
1.70%	11,804	1,216	-	-	-	462	-	808
1.75%	1,326,404	1,020,949	-	4,583	-	8,414	466	409
1.80%	98,241	110,776	-	3,685	-	835	193	2,002
1.85%	309,660	256,627	-	7,361	-	421	267	382
1.90%	14,109	3,581	-	-	-	620	-	433
1.95%	427,434	341,411	-	15,317	-	797	-	-
2.00%	76,963	26,262	-	216	-	-	-	-
2.05%	75,225	95,700	-	151	-	-	674	-
2.10%	67,179	59,328	-	335	-	1,779	-	-
2.15%	27,248	25,686	-	830	-	-	-	-
2.20%	131,639	158,418	-	1,980	-	-	-	14
2.25%	14,786	8,421	-	195	-	50	-	11
2.30%	93,421	99,687	-	84	-	-	-	-
2.35%	22,480	5,075	-	-	-	-	-	-
2.40%	23,977	54,408	-	8,351	-	-	-	-
2.45%	13,837	9,495	-	100	-	314	-	-
2.50%	18,688	16,928	-	97	-	-	-	-
2.55%	15,272	12,215	-	-	-	-	-	-
2.60%	180	2,987	-	-	-	-	-	-
2.65%	3,149	1,518	-	-	-	-	-	-
2.70%	1,511	519	-	-	-	-	-	-
2.75%	1,276	878	-	-	-	-	-	-
2.80%	394	722	-	-	-	-	-	-
2.85%	1,707	1,797	-	-	-	-	-	-
2.90%	77	-	-	-	-	-	-	-
2.95%	422	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	53	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,428,935	$4,929,503	$320	$75,423	$501	$34,129	$3,765	$23,948

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACEG2	VYDS	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM

0.40%	$-	$-	$1,248	$806	$1,351	$165	$-	$-
0.60%	-	-	97	709	1,888	1,313	-	-
0.65%	-	-	-	-	335	-	-	-
0.75%	-	-	-	-	8,866	2,142	-	-
0.80%	563	-	-	-	4,203	13	45	1,562
0.85%	-	-	-	-	26,715	899	-	-
0.95%	858	-	-	-	11,368	225	-	-
1.05%	1,606	-	-	-	5,595	-	-	-
1.10%	798	-	-	37	8,215	483	-	-
1.15%	13,812	174	-	25,641	258,910	25,820	-	-
1.20%	12	-	-	-	1,081	-	-	-
1.25%	2,552	4,153	-	267	18,093	407	-	-
1.30%	4,956	-	-	55,198	895,993	80,278	80,471	210,439
1.35%	2,382	1,086	-	3,453	107,631	8,097	-	-
1.40%	3,465	-	-	918	185,374	7,302	44,397	80,976
1.45%	852	-	-	118	35,833	260	-	-
1.50%	3,059	-	-	28,052	429,700	48,369	-	-
1.55%	16,370	62	-	1,175	230,923	36,503	-	-
1.60%	1,269	-	-	19,027	226,310	29,585	-	-
1.65%	168	-	-	1,573	112,899	7,167	-	-
1.70%	5,134	-	-	-	39,862	690	-	-
1.75%	8,079	-	-	26,837	468,200	46,456	-	-
1.80%	1,527	-	-	4,761	107,077	9,362	-	-
1.85%	1,693	-	-	4,347	189,782	17,886	-	-
1.90%	2,901	-	-	-	18,833	254	-	-
1.95%	2,767	-	-	40,312	366,298	41,413	-	-
2.00%	714	-	-	1,399	39,688	3,442	-	-
2.05%	1,259	-	-	3,858	108,728	29,273	-	-
2.10%	1,088	-	-	2,432	88,621	19,481	-	-
2.15%	2,071	-	-	1,105	13,839	1,307	-	-
2.20%	2,116	-	-	16,184	109,241	21,852	-	-
2.25%	37	-	-	1,887	6,846	759	-	-
2.30%	179	-	-	998	38,186	7,840	-	-
2.35%	127	-	-	-	6,225	740	-	-
2.40%	426	-	-	12,248	96,232	7,304	-	-
2.45%	101	-	-	1,202	3,065	654	-	-
2.50%	40	-	-	592	26,456	1,037	-	-
2.55%	-	-	-	371	28,453	2,929	-	-
2.60%	-	-	-	-	246	-	-	-
2.65%	-	-	-	-	11,079	346	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	6,475	138	-	-
2.80%	-	-	-	-	9,321	520	-	-
2.85%	-	-	-	-	2,855	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$82,981	$5,475	$1,345	$255,507	$4,356,891	$462,711	$124,913	$292,977

	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP

0.40%	$-	$28,473	$6,360	$19,412	$1,791	$725	$3,541	$154
0.60%	-	8,818	1,545	5,307	4,677	3,198	2,005	39
0.65%	-	-	-	-	40	-	153	-
0.75%	779	-	-	-	4,173	1,249	551	-
0.80%	1,360	-	-	-	1,118	-	-	-
0.85%	99	-	-	-	360	1,012	274	-
0.95%	-	-	-	-	403	-	-	-
1.05%	7	-	-	-	1,124	-	-	-
1.10%	2,152	-	-	-	8,436	1,237	273	-
1.15%	6,365	-	-	-	106,696	67,846	27,167	-
1.20%	-	-	-	-	17	64	-	-
1.25%	1,199	-	-	-	23,782	3,735	1,356	-
1.30%	229,376	-	-	-	418,096	197,891	134,234	-
1.35%	3,328	-	-	-	80,362	29,397	27,438	-
1.40%	61,083	-	-	-	32,702	21,490	7,077	-
1.45%	1,345	-	-	-	16,333	16,431	5,693	-
1.50%	10,899	-	-	-	658,904	185,232	144,626	-
1.55%	16,254	-	-	-	127,030	46,471	13,432	-
1.60%	4,301	-	-	-	437,483	191,333	102,709	-
1.65%	2,688	-	-	-	71,658	33,885	14,283	-
1.70%	28	-	-	-	4,539	903	812	-
1.75%	8,065	-	-	-	701,850	173,769	177,855	-
1.80%	9,849	-	-	-	183,867	47,989	31,991	-
1.85%	4,540	-	-	-	56,120	108,773	26,985	-
1.90%	-	-	-	-	2,513	17,566	2,563	-
1.95%	3,015	-	-	-	589,169	154,499	126,319	-
2.00%	967	-	-	-	68,904	23,281	6,031	-
2.05%	4,053	-	-	-	46,765	51,799	22,257	-
2.10%	2,917	-	-	-	79,969	17,889	11,081	-
2.15%	848	-	-	-	37,883	4,922	2,605	-
2.20%	20,290	-	-	-	231,928	49,073	37,780	-
2.25%	108	-	-	-	26,469	4,120	2,188	-
2.30%	2,736	-	-	-	58,764	27,567	26,714	-
2.35%	1,036	-	-	-	1,443	5,147	1,134	-
2.40%	517	-	-	-	131,200	55,367	31,824	-
2.45%	498	-	-	-	14,994	3,991	1,737	-
2.50%	-	-	-	-	11,086	3,348	5,444	-
2.55%	-	-	-	-	13,819	9,062	2,765	-
2.60%	-	-	-	-	405	501	-	-
2.65%	-	-	-	-	5,654	5,400	1,611	-
2.70%	-	-	-	-	-	-	-	-
2.75%	3,294	-	-	-	2,628	1,149	1,013	-
2.80%	-	-	-	-	132	286	-	-
2.85%	-	-	-	-	1,804	501	459	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$403,996	$37,291	$7,905	$24,719	$4,267,090	$1,568,098	$1,005,980	$193

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV

0.40%	$13,307	$125,074	$204,403	$30,214	$-	$-	$537	$-
0.60%	161	4,552	1,637	543	-	-	1,334	-
0.65%	-	-	-	-	-	-	146	-
0.75%	-	-	-	-	-	-	612	-
0.80%	-	-	-	-	-	-	348	-
0.85%	-	-	-	-	-	-	3,855	-
0.95%	-	-	-	-	-	-	1,957	-
1.05%	-	-	-	-	-	-	1,414	-
1.10%	-	-	-	-	-	-	12,261	66
1.15%	-	-	-	-	-	-	50,671	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	5,076	-
1.30%	-	-	-	-	-	3,662	217,291	-
1.35%	-	-	-	-	-	-	21,986	-
1.40%	-	-	-	-	548	253	12,210	-
1.45%	-	-	-	-	-	-	7,091	-
1.50%	-	-	-	-	-	-	120,007	-
1.55%	-	-	-	-	-	-	61,356	-
1.60%	-	-	-	-	-	-	58,949	-
1.65%	-	-	-	-	-	-	42,780	-
1.70%	-	-	-	-	-	-	1,741	-
1.75%	-	-	-	-	-	-	217,495	-
1.80%	-	-	-	-	-	-	26,557	-
1.85%	-	-	-	-	-	-	40,444	-
1.90%	-	-	-	-	-	-	2,774	-
1.95%	-	-	-	-	-	-	123,383	-
2.00%	-	-	-	-	-	-	14,429	-
2.05%	-	-	-	-	-	-	23,724	-
2.10%	-	-	-	-	-	-	26,340	-
2.15%	-	-	-	-	-	-	2,145	-
2.20%	-	-	-	-	-	-	32,481	-
2.25%	-	-	-	-	-	-	2,938	-
2.30%	-	-	-	-	-	-	20,050	-
2.35%	-	-	-	-	-	-	2,127	-
2.40%	-	-	-	-	-	-	28,603	-
2.45%	-	-	-	-	-	-	2,388	-
2.50%	-	-	-	-	-	-	6,043	-
2.55%	-	-	-	-	-	-	3,463	-
2.60%	-	-	-	-	-	-	4,668	-
2.65%	-	-	-	-	-	-	1,583	-
2.70%	-	-	-	-	-	-	170	-
2.75%	-	-	-	-	-	-	938	-
2.80%	-	-	-	-	-	-	2,850	-
2.85%	-	-	-	-	-	-	504	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,468	$129,626	$206,040	$30,757	$548	$3,915	$1,207,719	$66

	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR	FOPR	FO2R	AMTG

0.40%	$-	$-	$12	$-	$-	$-	$194	$-
0.60%	-	-	77	-	-	-	-	-
0.65%	-	-	16	-	-	-	264	-
0.75%	-	-	146	-	-	-	463	-
0.80%	-	-	-	-	190	361	-	-
0.85%	-	-	134	-	-	-	1,446	-
0.95%	-	-	-	138	-	-	205	-
1.05%	-	-	-	-	-	-	552	-
1.10%	-	-	20	26	-	-	4,991	-
1.15%	357	74	1,923	4,265	-	-	43,843	-
1.20%	-	-	-	20	-	-	274	-
1.25%	3,501	-	4	2,660	-	-	3,695	-
1.30%	-	-	12,832	120	51,310	84,758	64,988	91
1.35%	-	-	606	662	-	-	11,538	-
1.40%	-	207	137	405	23,253	16,901	1,471	80
1.45%	-	-	322	885	-	-	8,123	-
1.50%	-	-	4,313	2,558	-	-	33,835	-
1.55%	-	-	246	4,697	-	-	34,073	-
1.60%	-	230	1,180	536	-	-	10,142	-
1.65%	-	-	700	82	-	-	6,463	-
1.70%	-	-	37	817	-	-	4,413	-
1.75%	-	38	6,127	3,264	-	-	89,445	-
1.80%	-	-	269	796	-	-	7,227	-
1.85%	-	-	1,295	1,344	-	-	17,116	-
1.90%	-	-	8	615	-	-	2,369	-
1.95%	-	-	2,276	326	-	-	33,993	-
2.00%	-	-	140	-	-	-	5,971	-
2.05%	-	-	495	1,206	-	-	4,428	-
2.10%	-	-	333	254	-	-	7,322	-
2.15%	-	-	-	260	-	-	2,021	-
2.20%	-	-	2,351	283	-	-	11,320	-
2.25%	-	-	-	-	-	-	443	-
2.30%	-	-	386	58	-	-	6,104	-
2.35%	-	-	10	69	-	-	3,037	-
2.40%	-	-	323	-	-	-	3,635	-
2.45%	-	-	-	-	-	-	1,303	-
2.50%	-	-	144	-	-	-	3,144	-
2.55%	-	-	414	10	-	-	514	-
2.60%	-	-	-	-	-	-	660	-
2.65%	-	-	122	-	-	-	1,081	-
2.70%	-	-	-	-	-	-	518	-
2.75%	-	-	-	-	-	-	56	-
2.80%	-	-	-	-	-	-	95	-
2.85%	-	-	-	-	-	-	61	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,858	$549	$37,398	$26,356	$74,753	$102,020	$432,836	$171

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

AMFAS

0.40%	$-
0.60%	-
0.65%	-
0.75%	-
0.80%	226
0.85%	-
0.95%	359
1.05%	344
1.10%	926
1.15%	5,046
1.20%	66
1.25%	3,030
1.30%	4,570
1.35%	1,096
1.40%	6,389
1.45%	721
1.50%	1,456
1.55%	7,249
1.60%	414
1.65%	573
1.70%	387
1.75%	4,674
1.80%	721
1.85%	307
1.90%	-
1.95%	556
2.00%	279
2.05%	97
2.10%	348
2.15%	479
2.20%	2,119
2.25%	-
2.30%	2,350
2.35%	71
2.40%	932
2.45%	252
2.50%	110
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.40%	-

$46,147

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $863,623,573 and $971,905,312, respectively, and total transfers from the Account to the fixed account were $174,110,991 and $173,561,568, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,029,980 and $14,025,741 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $10,475,963 and $3,350,109 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,535,371 and $6,518,850 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$45,303,781,661	$-	$-	$45,303,781,661

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$60,825	$229,868
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	10,882	26,092
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	5,890,580	1,245,636
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III ( AAEIP3 )	2,517	1
VP Inflation Protection Fund - Class I ( ACVIP1 )	148,720	34,472
Growth Fund - Class 1 ( AFGF )	2,756,844	1,987,880
High-Income Bond Fund - Class 1 ( AFHY )	709,569	1,136,145
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	45,324,627	55,608,774
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	36,010	172,577
BlackRock High Yield V.I. Fund -Class III ( BRVHY3 )	5,437,382	798,346
BlackRock Total Return V.I. Fund -Class III ( BRVTR3 )	61,581,517	635,744
BlackRock Equity Dividend V.I. Fund - Class III ( BRVED3 )	63,514,859	14,043
Global Allocation V.I. Fund - Class III ( MLVGA3 )	83,635,692	12,841,968
Money Market Portfolio(TM) ( CHSMM )	8,191,371	8,033,400
VIP Value Series: Service Class ( DWVVLS )	257,401	232,482
VIP Small Cap Value Series: Service Class ( DWVSVS )	14,788,320	3,687,792
Stock Index Fund, Inc. - Initial Shares ( DSIF )	11,690,831	28,063,816
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,933,379	34,173,590
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	6,615,568	5,289,841
Floating-Rate Income Fund ( ETVFR )	42,055,919	36,321,955
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	317,913	260,830
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,866,553	813,783
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares ( GVSIA )	7,725	3
VA Situs Fund ( HVSIT )	5,881,929	14,027,982
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,744,734	2,618,137
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	4,385,869	5,556,664
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	40,581	22,810
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,304,146	5,203,931
Balanced Portfolio: Service Shares ( JABS )	1,148,351	1,836,949
Enterprise Portfolio: Service Shares ( JAMGS )	153,116	16,040
Flexible Bond Portfolio: Service Shares ( JAFBS )	20,094,733	1,057,455
Forty Portfolio: Service Shares ( JACAS )	38,800,810	27,783,389
Global Technology Portfolio: Service Shares ( JAGTS )	35,245,598	9,451,379
Overseas Portfolio: Service Shares ( JAIGS )	7,793,537	13,367,635
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	12,219,766	4,825,095
MFS Massachusetts Investors Growth Stock Portfolio - Service Class ( M2IGSS )	7,874,043	1,198,594
New Discovery Series - Service Class ( MNDSC )	7,524,930	3,732,179
Utilities Series - Service Class ( MVUSC )	74,649	14,873
Value Series - Service Class ( MVFSC )	45,406,470	39,125,082
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	51,294,659	16,327,353
UIF, Inc. - Global Infrastructure Portfolio- Class II ( MSGI2 )	1,526,617	58,513
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	703,266	1,097,315
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,353,424	4,303,717
Emerging Markets Debt Portfolio - Class I ( MSEM )	110,396	347,697
Emerging Markets Debt Portfolio - Class II ( MSEMB )	81,078	245,082
Global Real Estate Portfolio - Class II ( VKVGR2 )	344,857	206,168
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,292	3,565
U.S. Real Estate Portfolio - Class II ( MSVREB )	45	615
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	51,041,647	1,356,724
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	442,001,807	2,039,968
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	7,607,146	9,248,516
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,730,247	25,090,463
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	477,836,389	98,620,363
American Funds NVIT Bond Fund - Class II ( GVABD2 )	280,208,998	42,367,053
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	63,957,365	16,015,826
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	58,636,494	20,073,697
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	386,581,331	84,955,879
Federated NVIT High Income Bond Fund - Class I ( HIBF )	40,465,279	38,495,840
NVIT Emerging Markets Fund - Class I ( GEM )	430,705	2,174,158
NVIT Emerging Markets Fund - Class II ( GEM2 )	12,402,819	10,484,261
NVIT International Equity Fund - Class I ( GIG )	980,146	3,259,625
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	10,040,393	4,680,644
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	7,249,979	9,846,352
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	3,506,761	5,705,697
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	870,316	607,626
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	28,017,245	28,501,871
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	18,599,508	5,392,905
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	222,583,673	67,273,409
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	288,311,870	213,889,251
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	100,051,218	85,650,989
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	249,512,259	182,588,705
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	61,743,920	38,437,891
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	72,629,346	50,184,959
NVIT Core Bond Fund - Class I ( NVCBD1 )	534,135	956,815
NVIT Core Bond Fund - Class II ( NVCBD2 )	17,866,200	19,363,353
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	15,240,712	12,246,730
NVIT Nationwide Fund - Class I ( TRF )	2,333,204	16,027,467
NVIT Nationwide Fund - Class II ( TRF2 )	9,565,204	30,346,325
NVIT Government Bond Fund - Class I ( GBF )	44,288,672	74,732,307
American Century NVIT Growth Fund - Class I ( CAF )	5,128,494	4,527,949
American Century NVIT Growth Fund -Class II ( CAF2 )	22,961,139	8,190,418
NVIT International Index Fund - Class II ( GVIX2 )	271,812	6,992
NVIT International Index Fund - Class VIII ( GVIX8 )	18,464,176	4,668,587
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	12,855,099	37,192,402
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	187,041,708	25,000,835
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	113,586,922	74,517,889
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	100,822,553	89,074,840
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	161,523,065	250,147,882
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	40,276,919	163,983,346
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	71,070,511	64,029,998
NVIT Mid Cap Index Fund - Class I ( MCIF )	34,600,834	14,661,422
NVIT Money Market Fund - Class I ( SAM )	244,223,997	271,935,827
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	2,010,111	5,498,679
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	14,223,047	23,740,120
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	237,402	757,916
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	8,563,106	8,991,507
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,648,781	2,153,772
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	17,346,317	17,573,152
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,070,069	1,396,337
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,378,435	12,998,109
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	26,773,415	21,774,825
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	47,328,622	30,779,574
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	204,511	7,745
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	41,266,332	41,933,294
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,454,732	1,637,105
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	16,884,864	8,198,520
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,524,447	5,186,284
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	9,728,616	6,682,921
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	7,559,704	9,636,339
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	6,798,239	7,693,079
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	24,200,344	22,330,486
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	31,878,780	21,188,140
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	55,699,588	47,762,686
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	43,657,497	34,372,159
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	37,644,838	28,518,016
Invesco NVIT Comstock Value Fund - Class I ( EIF )	68,247	219,604
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	20,855,222	25,131,851
NVIT Real Estate Fund - Class I ( NVRE1 )	14,181,354	14,466,864
NVIT Real Estate Fund - Class II ( NVRE2 )	36,073,220	31,455,847
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	3,998,154	114,046
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	2,349,753	525,573
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	247,562,374	9,675,247
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	125,640,205	10,340,335
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	243,444,909	1,568,604
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	105,254,924	4,145,528
NVIT Small Cap Index Fund Class II ( NVSIX2 )	22,633,378	2,340,482
NVIT S&P 500 Index Fund Class II ( GVEX2 )	140,790,388	11,706,484
NW BlkRkNVITMgdGlblAllocII ( NVMGA2 )	50,265,315	64,532
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	2,936,047	554,523
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	5,445,449	722,179
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,203,688	1,678,088
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	32,915	11,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Real Return Portfolio - Advisor Class ( PMVRA )	$95,791	$1,148
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	150,855	93,783
VPS Growth and Income Portfolio - Class B ( ALVGIB )	233,411	1,186,662
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	127,674	17,789
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,364,350	10,015,339
VP Balanced Fund - Class I ( ACVB )	4,490,681	5,057,048
VP Capital Appreciation Fund - Class I ( ACVCA )	9,305	15,078
VP Income & Growth Fund - Class I ( ACVIG )	2,243,019	2,890,200
VP Income & Growth Fund - Class II ( ACVIG2 )	587,142	1,575,018
VP Inflation Protection Fund - Class II ( ACVIP2 )	24,523,008	42,071,708
VP International Fund - Class I ( ACVI )	806	1,557
VP Mid Cap Value Fund - Class I ( ACVMV1 )	1,329,258	2,725,785
VP Mid Cap Value Fund - Class II ( ACVMV2 )	26,829,935	22,934,268
VP Value Fund - Class I ( ACVV )	59	58
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	22,418,745	5,159,131
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,740,845	19,473,776
Appreciation Portfolio - Initial Shares ( DCAP )	2,275,067	5,008,328
Appreciation Portfolio - Service Shares ( DCAPS )	11,969,961	17,354,627
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	53,509	203,327
Growth and Income Portfolio - Initial Shares ( DGI )	1,626,603	1,933,239
Managed Tail Risk Fund II: Service Shares ( FCA2S )	36,792	146,008
Quality Bond Fund II - Primary Shares ( FQB )	690,071	1,669,522
Quality Bond Fund II - Service Shares ( FQBS )	1,417,569	5,314,329
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	7,241	7,268
Equity-Income Portfolio - Initial Class ( FEIP )	41,732,919	40,766,027
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	298,504	1,354,540
High Income Portfolio - Initial Class ( FHIP )	21,438,373	10,326,830
VIP Asset Manager Portfolio - Initial Class ( FAMP )	10,752,832	15,607,876
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	17,055,410	8,405,015
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	63,165,871	23,828,868
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,017,829	1,210,165
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	30,048,677	9,307,588
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,173,233	3,004,853
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	20,575,973	38,140,536
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,383,885	1,974,932
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	25,637,281	11,511,832
VIP Growth Portfolio - Initial Class ( FGP )	13,033,468	43,893,787
VIP Growth Portfolio - Service Class 2 ( FG2 )	72,601,567	15,968,381
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	2,040,627	3,388,633
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	24,996,361	50,379,853
VIP Mid Cap Portfolio - Service Class ( FMCS )	3,361,913	4,037,520
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	45,811,610	32,165,899
VIP Overseas Portfolio - Initial Class ( FOP )	25,860,667	7,927,170
VIP Overseas Portfolio - Service Class 2 ( FO2 )	97,870,345	5,920,014
VIP Value Strategies Portfolio - Service Class ( FVSS )	204,532	948,210
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	34,329,382	35,753,734
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	5,839,632	10,118,641
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	20,068,036	25,454,355
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	356,606	164,160
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	2,303,705	2,460,850
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	7,463,165	11,955,663
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	19,455,285	12,909,178
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	18,609,082	10,526,945
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	289,233	71,210
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	520,607	937,122
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	122,169	4,187
Short Duration Bond Portfolio - I Class Shares ( AMTB )	12,611,002	31,482,769
International Portfolio - S Class Shares ( AMINS )	79,154	25,350
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	14,035	285
Mid-Cap Growth Portfolio - S Class Shares ( AMMCGS )	3,447,354	160,555
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	1,166	1,013
Socially Responsive Portfolio - I Class Shares ( AMSRS )	3,455,901	5,688,135
International Growth Fund/VA- Service Shares ( OVIGS )	19,527,121	929,284
Capital Income Fund/VA - Non-Service Shares ( OVMS )	1,022,805	3,529,163
Oppenheimer Capital Appreciation Fund/VA - Service Class ( OVCAFS )	6,808	6,858
Core Bond Fund/VA - Non-Service Shares ( OVB )	3,112,548	5,395,105
Global Securities Fund/VA - Non-Service Shares ( OVGS )	12,607,461	18,354,973
Global Securities Fund/VA - Service Class ( OVGSS )	22,787,627	9,281,854
International Growth Fund/VA - Non-Service Shares ( OVIG )	347,334	508,254
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	2,957,712	3,426,244
Main Street Fund(R)/VA - Service Class ( OVGIS )	43,379,792	35,495,785
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	2,503,611	2,380,784
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	30,934,569	12,784,265
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	3,358,618	1,826,460
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	1,748,464	997,520
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	2,224,205	1,293,791
All Asset Portfolio - Advisor Class ( PMVAAD )	5,204,818	7,979,595
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	3,292,799	3,473,639
Low Duration Portfolio - Advisor Class ( PMVLAD )	65,642,302	39,341,705
Total Return Portfolio - Advisor Class ( PMVTRD )	62,533,531	31,652,317
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	31,992	23,264
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	2,704,914	2,541,455
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	492,157	466,533
VT Growth & Income Fund: Class IB ( PVGIB )	52,753	363,269
VT International Equity Fund: Class IB ( PVTIGB )	3,107	56,347
VT Voyager Fund: Class IB ( PVTVB )	365,582	1,032,142
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,227,701	2,154,319
Diversified Stock Fund Class A Shares ( VYDS )	50,996	106,795
Small-Cap Portfolio - Investment Class ( ROCSC )	113,985	69,321
Variable Fund - Multi-Hedge Strategies ( RVARS )	6,179,979	5,025,679
Blue Chip Growth Portfolio - II ( TRBCG2 )	271	275
Health Sciences Portfolio - II ( TRHS2 )	104,815,578	44,367,944
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	13,149,760	10,911,631
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	703,622	1,188,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	4,191,391	6,267,807
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	10,324	7,400,227
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	3,251,091	312,435
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	1,454,689	254,014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	1,640,035	177,684
Variable Insurance Portfolios - Asset Strategy ( WRASP )	64,930,655	27,973,199
Variable Insurance Portfolios - High Income ( WRHIP )	34,777,462	34,295,853
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	18,611,249	3,766,492
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )	10,338	1,024
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,219,920	781,682
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	4,294,565	2,356,784
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	9,064,664	3,953,780
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	1,030,520	436,472
Advantage VT Discovery Fund ( SVDF )	5,802	2,682
Advantage VT Opportunity Fund - Class 2 ( SVOF )	31,469	29,917
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	43,170,137	23,938,448
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	606	7,350
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	3,972	3,858
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	5,803	11,810
VA International Equity Fund (obsolete) ( HVIE )	4,202,041	16,051,410
Investors Growth Stock Series - Service Class (obsolete) ( MIGSC )	704,076	7,691,075
VIP High Income Portfolio - Initial Class R (obsolete) ( FHIPR )	952,763	18,592,086
VIP Overseas Portfolio - Initial Class R (obsolete) ( FOPR )	79,933	25,482,607
VIP Overseas Portfolio - Service Class 2 R (obsolete) ( FO2R )	4,645,661	92,196,707
Growth Portfolio - I Class Shares (obsolete) ( AMTG )	2,281	17,285
Small-Cap Growth Portfolio - S Class Shares (obsolete) ( AMFAS )	1,571,333	4,755,387

Total	$7,491,609,846	$4,174,484,415

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2015	0.95%	to	1.05%	17,677	$19.33	to	$19.09	$339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
2011	0.95%	to	1.45%	32,647	12.15	to	11.64	393,138	0.00%	-9.46%	to	-9.91%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477			10.56	15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
2011			1.30%	133,488			73.13	9,761,912	0.85%			-5.30%
High-Income Bond Fund - Class 1 (AFHY)
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
2011			1.30%	37,304			48.38	1,804,784	9.81%			0.85%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%
2011			1.30%	34,457			35.49	1,222,715	2.00%			6.46%
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
2011	0.75%	to	2.65%	10,016,317	12.62	to	11.99	123,669,985	2.63%	-4.36%	to	-6.19%
Money Market Portfolio(TM) (CHSMM)
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
2011	0.75%	to	1.55%	1,391,226	9.97	to	10.22	14,443,732	0.01%	-0.74%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.80%	to	1.40%	4,605,478	$41.30	to	$46.86	$219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
2011	0.80%	to	1.40%	7,343,204	24.34	to	28.29	210,627,633	1.79%	1.06%	to	0.45%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
2011	0.40%	to	2.85%	7,723,730	9.41	to	12.21	113,970,712	1.60%	1.21%	to	-1.27%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
2011	0.80%	to	1.40%	1,619,263	19.32	to	22.85	39,089,761	0.90%	0.10%	to	-0.51%
Floating-Rate Income Fund (ETVFR)
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT- Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VA Situs Fund (HVSIT)
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
2011	0.75%	to	2.70%	1,261,261	11.11	to	10.86	13,876,653	0.05%	-1.65%	to	-3.58%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
2011	0.80%	to	1.40%	404,489	15.07	to	14.38	5,854,364	1.33%	1.35%	to	0.73%
Balanced Portfolio: Service Shares (JABS)
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
2011	0.95%	to	2.30%	655,718	16.15	to	15.59	10,841,461	2.28%	0.39%	to	-0.97%
Enterprise Portfolio: Service Shares (JAMGS)
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.40%	to	2.50%	1,919,575	$9.85	to	$9.71	$18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
2011	0.40%	to	2.95%	8,157,179	8.24	to	14.48	111,233,520	0.25%	-7.31%	to	-9.68%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
2011	0.80%	to	1.40%	378,492	4.92	to	4.59	1,750,288	0.00%	-9.39%	to	-9.93%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****
2011	0.80%	to	2.15%	391,151	11.78	to	25.59	5,139,442	0.38%	-32.88%	to	-33.79%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
2011	0.40%	to	3.20%	19,464,081	9.28	to	13.46	317,118,489	1.23%	-0.86%	to	-3.65%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
2011	0.40%	to	2.80%	4,818,705	10.58	to	10.16	50,011,075	1.17%	-2.17%	to	-4.52%
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
2011	0.80%	to	1.40%	139,216	11.79	to	11.39	1,592,352	3.55%	4.80%	to	4.17%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
2011	0.95%	to	3.05%	1,719,934	12.32	to	10.16	19,859,702	3.46%	4.40%	to	2.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
2011	0.80%	to	1.40%	146,190	26.45	to	24.23	3,579,650	3.51%	6.18%	to	5.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.40%	to	2.05%	37,621	$9.16	to	$20.16	$601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%
2011	1.10%	to	2.05%	47,925	21.84	to	20.02	1,015,627	3.48%	5.71%	to	4.70%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
2011			1.35%	27			23.92	646	0.34%			4.24%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
2011	0.80%	to	1.40%	3,763,621	14.04	to	13.82	52,118,578	1.57%	-0.16%	to	-0.76%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
2011	0.40%	to	3.30%	10,757,342	14.12	to	13.05	147,205,264	1.50%	0.09%	to	-2.82%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
2011	0.65%	to	3.25%	298,878,335	9.64	to	9.10	3,003,333,545	1.22%	0.27%	to	-2.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
2011	0.65%	to	3.30%	91,572,178	11.07	to	10.16	1,024,351,460	2.11%	5.04%	to	2.24%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
2011	0.40%	to	3.30%	11,697,772	8.82	to	8.99	116,477,223	0.91%	-9.67%	to	-12.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
2011	0.40%	to	3.30%	21,925,386	8.85	to	8.36	203,005,498	0.26%	-5.07%	to	-7.83%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%
2011	0.40%	to	3.30%	125,082,554	8.97	to	7.43	1,005,278,616	0.90%	-2.63%	to	-5.46%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
2011	0.95%	to	2.20%	405,899	15.76	to	16.00	6,836,295	8.15%	2.83%	to	1.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.40%	to	1.40%	494,600	$7.82	to	$17.35	$8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
2011	0.80%	to	1.40%	14,503	20.97	to	19.58	285,375	0.64%	-22.99%	to	-23.46%
NVIT Emerging Markets Fund - Class II (GEM2)
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
2011	1.10%	to	2.25%	44,117	29.78	to	26.84	1,272,348	0.44%	-23.45%	to	-24.34%
NVIT International Equity Fund - Class I (GIG)
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
2011	0.80%	to	1.40%	3,386	11.16	to	10.42	35,746	1.25%	-10.49%	to	-11.03%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
2011	0.40%	to	2.75%	3,528,777	7.42	to	6.55	24,130,603	1.18%	-10.36%	to	-12.47%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
2011	0.80%	to	1.40%	9,418,341	7.86	to	7.69	72,619,219	0.56%	-12.32%	to	-12.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
2011	0.40%	to	2.80%	3,122,319	7.84	to	7.24	23,656,246	0.56%	-12.01%	to	-14.13%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
2011	0.80%	to	1.40%	227,602	9.44	to	9.23	2,108,691	0.69%	-3.95%	to	-4.53%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%
2011	0.40%	to	3.20%	19,248,367	10.02	to	8.60	174,928,764	0.62%	-3.65%	to	-6.36%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
2011	0.75%	to	2.65%	2,675,730	13.65	to	8.08	22,508,074	1.95%	-7.08%	to	-8.86%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
2011	0.40%	to	3.25%	128,328,881	10.81	to	9.24	1,259,936,055	2.45%	-1.74%	to	-4.54%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
2011	0.40%	to	3.00%	215,720,584	10.37	to	8.75	1,993,782,374	2.23%	-3.83%	to	-6.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.40%	to	2.85%	61,515,066	$13.47	to	$10.38	$708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
2011	0.65%	to	3.05%	54,984,947	11.75	to	10.00	581,434,652	2.58%	0.75%	to	-1.67%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
2011	0.40%	to	3.40%	194,824,445	10.59	to	8.91	1,863,452,955	2.32%	-2.72%	to	-5.65%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
2011	0.75%	to	3.25%	38,634,829	9.99	to	8.35	343,084,881	2.36%	-5.38%	to	-7.76%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
2011	0.40%	to	2.95%	54,955,819	11.00	to	9.60	556,682,830	2.57%	-0.67%	to	-3.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
2011	0.80%	to	1.40%	235,110	11.99	to	11.72	2,763,344	3.22%	5.74%	to	5.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
2011	0.40%	to	3.05%	11,130,478	12.24	to	10.91	127,534,053	2.69%	5.81%	to	3.01%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%
2011	0.40%	to	2.70%	3,256,827	13.33	to	11.99	40,774,802	2.51%	5.62%	to	3.19%
NVIT Nationwide Fund - Class I (TRF)
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
2011	0.80%	to	1.40%	2,459,013	20.38	to	22.54	123,499,751	1.13%	-0.27%	to	-0.88%
NVIT Nationwide Fund - Class II (TRF2)
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
2011	0.65%	to	3.20%	12,416,055	8.35	to	10.96	167,499,307	0.88%	-0.27%	to	-2.83%
NVIT Government Bond Fund - Class I (GBF)
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
2011	0.40%	to	3.20%	25,298,375	12.15	to	11.14	406,977,698	2.92%	6.83%	to	3.83%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
2011	0.80%	to	1.40%	1,730,666	15.40	to	16.63	31,767,638	0.57%	-1.48%	to	-2.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2015	0.40%	to	2.75%	4,058,798	$15.34	to	$13.72	$58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
2011	0.40%	to	2.55%	1,133,015	9.13	to	9.00	10,266,928	1.35%	-8.65%	to	-9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
2011	0.65%	to	2.75%	2,533,356	6.78	to	7.01	19,050,533	2.62%	-13.41%	to	-15.24%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
2011	0.75%	to	3.05%	16,836,607	8.76	to	13.21	264,183,026	1.79%	-4.65%	to	-6.86%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
2011	0.40%	to	3.20%	39,506,703	12.76	to	11.83	489,089,921	2.15%	0.48%	to	-2.34%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
2011	0.40%	to	3.00%	69,667,022	13.40	to	12.49	906,298,809	2.07%	-1.33%	to	-3.90%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
2011	0.65%	to	2.80%	40,657,415	10.99	to	11.21	518,552,257	2.41%	2.26%	to	0.06%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%
2011	0.40%	to	3.15%	163,597,374	10.14	to	12.21	2,362,475,885	2.13%	-0.44%	to	-3.18%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
2011	0.65%	to	3.30%	80,738,644	9.36	to	12.69	1,253,194,315	2.01%	-2.76%	to	-5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
2011	0.40%	to	3.05%	55,287,171	10.75	to	11.79	756,070,865	2.31%	1.65%	to	-1.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
2011	0.40%	to	3.05%	5,247,331	11.04	to	16.54	98,339,715	0.78%	-2.93%	to	-5.51%
NVIT Money Market Fund - Class I (SAM)
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
2011	0.40%	to	3.30%	52,755,926	10.05	to	8.63	654,112,501	0.00%	-0.40%	to	-3.29%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.80%	to	1.40%	2,745,069	$9.62	to	$9.52	$26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
2011	0.65%	to	3.20%	20,747,296	8.37	to	7.61	166,929,621	1.07%	-10.21%	to	-12.51%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
2011	0.95%	to	2.10%	44,925	11.24	to	11.97	559,837	1.41%	-17.21%	to	-18.17%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
2011	0.80%	to	1.40%	1,104,279	8.99	to	8.80	9,746,079	0.01%	-3.68%	to	-4.26%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%
2011	0.40%	to	3.20%	13,148,749	9.12	to	8.15	113,477,686	0.00%	-3.62%	to	-6.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
2011	0.80%	to	1.40%	341,497	9.77	to	9.67	3,307,487	1.09%	-6.58%	to	-7.15%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
2011	0.40%	to	2.95%	5,145,247	8.96	to	7.67	41,597,008	0.87%	-6.47%	to	-8.86%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
2011	0.80%	to	1.40%	18,999,885	9.41	to	9.21	175,492,290	0.00%	-4.99%	to	-5.57%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
2011	0.40%	to	3.20%	14,187,931	9.27	to	8.52	127,998,792	0.00%	-4.83%	to	-7.50%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
2011	0.40%	to	3.20%	27,202,766	10.41	to	9.14	265,164,390	0.81%	-2.71%	to	-5.44%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
2011	0.80%	to	1.40%	954,853	6.98	to	6.50	6,273,549	0.00%	-1.44%	to	-2.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.40%	to	2.80%	1,375,061	$14.43	to	$17.12	$29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
2011	0.65%	to	2.80%	1,534,116	8.49	to	11.43	21,201,023	0.00%	-1.50%	to	-3.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
2011	0.80%	to	1.40%	1,530,375	21.83	to	20.09	31,072,461	0.44%	-5.83%	to	-6.40%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%
2011	0.40%	to	2.90%	1,135,796	10.65	to	15.40	22,006,668	0.31%	-5.83%	to	-8.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
2011	0.80%	to	1.40%	2,073,053	37.57	to	34.08	71,520,637	0.53%	-6.31%	to	-6.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
2011	0.75%	to	2.95%	2,180,295	9.60	to	15.43	41,474,802	0.47%	-6.51%	to	-8.58%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
2011	0.40%	to	2.95%	9,793,974	11.72	to	11.76	138,341,481	4.40%	5.13%	to	2.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
2011	0.40%	to	3.30%	6,676,235	10.92	to	9.77	69,466,322	1.59%	0.89%	to	-2.04%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
2011	0.80%	to	1.40%	24,571,339	13.60	to	13.38	329,412,509	0.66%	-3.01%	to	-3.60%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
2011	0.65%	to	2.95%	17,340,176	13.56	to	12.74	229,464,344	0.41%	-3.13%	to	-5.37%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
2011	0.40%	to	3.20%	19,166,748	12.01	to	11.13	222,434,162	2.83%	-12.78%	to	-15.23%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%
2011	0.65%	to	3.20%	8,681,768	8.79	to	11.85	128,259,076	1.14%	-3.18%	to	-5.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.80%	to	1.40%	3,980,586	$14.02	to	$13.38	$53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
2011	0.80%	to	1.40%	6,584,064	9.95	to	9.73	64,220,052	0.86%	5.65%	to	5.01%
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
2011	0.65%	to	2.80%	6,645,388	9.89	to	9.13	63,716,493	0.61%	5.45%	to	3.17%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%	2.83%	to	2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015			0.40%	40,380			$12.86	$519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
2011			0.40%	4,833			9.14	44,167	0.00%			-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%
2011	0.95%	to	2.30%	449,878	12.48	to	13.74	6,554,605	1.09%	5.06%	to	3.64%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
2011	0.40%	to	2.80%	2,665,187	10.68	to	16.79	53,434,948	0.24%	-8.99%	to	-11.18%
VP Balanced Fund - Class I (ACVB)
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
2011	0.80%	to	1.40%	1,363,531	21.63	to	22.90	33,399,691	1.87%	4.49%	to	3.86%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
2011	0.80%	to	1.40%	1,231,796	12.41	to	11.42	14,222,208	1.54%	2.29%	to	1.67%
VP Income & Growth Fund - Class II (ACVIG2)
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
2011	0.95%	to	2.40%	311,018	12.82	to	13.54	4,486,341	1.27%	1.88%	to	0.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
2011	0.40%	to	3.30%	17,822,531	12.54	to	11.89	248,904,528	4.07%	11.30%	to	8.07%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
2011	0.80%	to	1.40%	580,082	12.12	to	11.71	6,829,047	1.33%	-1.49%	to	-2.08%
VP Mid Cap Value Fund - Class II (ACVMV2)
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
2011	0.40%	to	3.30%	4,998,981	11.87	to	12.26	68,625,791	1.21%	-1.24%	to	-4.11%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%
2011	0.40%	to	3.20%	4,193,254	11.38	to	16.56	80,122,724	0.59%	0.16%	to	-2.65%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.80%	to	1.40%	1,207,976	$24.43	to	$21.84	$26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
2011	0.80%	to	1.40%	1,991,035	17.89	to	16.39	33,021,204	1.60%	8.14%	to	7.49%
Appreciation Portfolio - Service Shares (DCAPS)
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
2011	0.40%	to	2.80%	5,240,577	10.92	to	13.43	83,122,167	1.22%	8.30%	to	5.70%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
2011	0.95%	to	2.25%	146,781	9.42	to	10.80	1,693,426	0.31%	-14.87%	to	-15.99%
Growth and Income Portfolio - Initial Shares (DGI)
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
2011	0.80%	to	1.40%	981,613	14.05	to	12.83	12,734,711	1.23%	-3.57%	to	-4.15%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
2011	0.95%	to	2.40%	119,610	11.93	to	12.45	1,615,658	0.50%	-6.40%	to	-7.77%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
2011	0.80%	to	1.40%	780,758	14.90	to	14.06	11,050,770	5.28%	1.46%	to	0.84%
Quality Bond Fund II - Service Shares (FQBS)
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
2011	0.95%	to	2.60%	3,296,763	13.30	to	11.49	41,686,179	5.15%	1.02%	to	-0.65%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
2011	0.80%	to	1.40%	8,145,845	22.88	to	27.73	327,038,946	2.36%	0.17%	to	-0.44%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
2011	1.10%	to	2.65%	490,823	19.18	to	16.67	9,070,473	0.64%	-10.04%	to	-11.44%
High Income Portfolio - Initial Class (FHIP)
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%
2011	0.80%	to	1.40%	1,920,320	18.38	to	19.23	53,138,689	6.45%	3.20%	to	2.58%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
2011	0.80%	to	1.40%	4,443,665	22.64	to	21.53	142,760,992	1.83%	-3.34%	to	-3.92%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.40%	to	2.85%	5,226,773	$12.84	to	$11.52	$68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
2011	0.75%	to	2.80%	5,296,112	8.29	to	14.44	82,156,680	0.82%	-5.91%	to	-7.85%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
2011	0.40%	to	3.30%	10,951,320	8.82	to	11.64	160,429,469	2.42%	0.25%	to	-2.66%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
2011	0.80%	to	1.40%	470,396	11.51	to	11.12	5,255,064	1.94%	-1.08%	to	-1.68%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
2011	1.10%	to	2.60%	9,073,579	12.39	to	11.19	109,039,045	2.09%	-1.52%	to	-3.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
2011	0.80%	to	1.40%	901,996	10.97	to	10.60	9,615,738	2.06%	-1.91%	to	-2.51%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
2011	1.10%	to	2.95%	28,669,879	12.36	to	10.90	344,893,609	2.37%	-2.33%	to	-4.15%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
2011	0.80%	to	1.40%	688,670	10.39	to	10.04	6,953,362	2.03%	-3.47%	to	-4.06%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%
2011	1.10%	to	2.55%	2,066,391	12.04	to	10.91	23,919,498	1.88%	-3.90%	to	-5.30%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
2011	0.80%	to	1.40%	6,680,291	19.61	to	24.84	327,905,995	0.35%	-0.60%	to	-1.20%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
2011	0.40%	to	2.95%	6,092,294	8.55	to	11.89	89,150,856	0.15%	-0.43%	to	-2.98%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
2011	0.80%	to	1.40%	2,042,324	14.24	to	13.51	27,775,950	3.19%	6.35%	to	5.71%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2015	0.40%	to	2.95%	23,352,303	$13.34	to	$11.17	$321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
2011	0.40%	to	3.20%	29,688,055	12.52	to	11.37	394,645,282	2.82%	6.61%	to	3.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
2011	0.80%	to	1.40%	2,401,588	10.68	to	10.32	24,904,322	0.13%	-11.43%	to	-11.96%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
2011	0.40%	to	3.30%	10,141,828	9.81	to	19.41	233,130,775	0.02%	-11.21%	to	-13.79%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
2011	0.80%	to	1.40%	2,365,334	17.04	to	16.80	49,616,178	1.31%	-17.83%	to	-18.32%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
2011	1.10%	to	2.25%	149,602	16.63	to	14.99	2,423,876	1.01%	-18.25%	to	-19.20%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%
2011	0.80%	to	1.40%	432,099	13.93	to	13.14	5,721,382	0.81%	-9.58%	to	-10.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
2011	0.75%	to	2.95%	11,167,150	10.86	to	10.81	131,070,725	5.75%	1.62%	to	-0.63%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%	28.46%	to	26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
2011	0.95%	to	2.80%	3,637,623	14.55	to	13.75	60,305,085	1.53%	4.99%	to	3.04%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
2011	0.40%	to	3.20%	7,354,175	11.20	to	16.51	149,929,914	0.66%	-4.14%	to	-6.83%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
2011	0.95%	to	2.25%	196,259	15.28	to	16.52	3,471,745	1.67%	-11.48%	to	-12.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.40%	to	2.85%	13,724,392	$9.49	to	$9.20	$126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
2011	1.05%	to	2.65%	2,438,014	9.05	to	8.53	21,662,279	0.02%	-2.57%	to	-4.15%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%
2011	0.40%	to	3.05%	15,352,684	10.16	to	8.93	171,320,708	3.62%	-0.11%	to	-2.76%
International Portfolio - S Class Shares (AMINS)
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
2011	0.80%	to	2.65%	1,804,517	13.26	to	13.76	27,464,680	0.32%	-3.85%	to	-5.64%
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
2011	0.80%	to	1.40%	1,737,854	18.42	to	19.09	40,852,941	2.36%	-0.08%	to	-0.69%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
2011	0.80%	to	1.40%	2,055,734	13.91	to	13.78	36,087,270	6.02%	7.40%	to	6.76%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
2011	0.80%	to	1.40%	2,816,110	36.09	to	34.02	102,224,646	1.30%	-9.02%	to	-9.57%
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
2011	0.95%	to	2.25%	368,092	16.26	to	18.62	7,361,088	1.10%	-9.39%	to	-10.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.40%	to	0.60%	54,413	$10.99	to	$10.94	$597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
2011	0.80%	to	1.40%	1,223,602	9.73	to	9.07	11,201,679	0.86%	-0.81%	to	-1.41%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%
2011	0.40%	to	3.20%	15,287,929	9.33	to	11.53	216,328,023	0.59%	-0.71%	to	-3.50%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
2011	0.80%	to	1.40%	420,119	9.81	to	9.48	4,000,819	0.57%	-2.99%	to	-3.58%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
2011	0.40%	to	3.30%	2,533,954	10.68	to	15.60	49,994,641	0.37%	-2.77%	to	-5.60%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
2011	0.80%	to	1.40%	1,900,617	5.69	to	5.30	10,183,980	0.00%	0.29%	to	-0.32%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
2011	0.75%	to	2.55%	1,837,753	12.75	to	12.14	22,970,486	1.91%	7.61%	to	5.66%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
2011	0.40%	to	3.20%	23,171,669	11.61	to	10.76	260,577,575	1.57%	0.60%	to	-2.22%
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%
2011	0.40%	to	2.70%	6,540,321	10.06	to	9.91	65,327,248	1.60%	0.64%	to	-0.90%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.40%	to	0.60%	11,828	$5.37	to	$5.34	$63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%		2,094		8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
2011	1.05%	to	2.35%	212,998	11.40	to	11.18	2,559,811	1.31%	-5.64%	to	-6.88%
VT International Equity Fund: Class IB (PVTIGB)
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
2011	1.15%	to	2.10%	28,337	13.34	to	12.27	366,694	3.58%	-17.89%	to	-18.68%
VT Voyager Fund: Class IB (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
2011	0.95%	to	2.45%	221,728	12.58	to	12.09	2,914,393	0.00%	-18.63%	to	-19.86%
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
2011	1.15%	to	1.65%	27,442	12.82	to	12.29	348,002	0.64%	-7.90%	to	-8.36%
Small-Cap Portfolio - Investment Class (ROCSC)
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%
2011	0.75%	to	2.80%	2,368,928	11.60	to	11.20	27,116,053	0.00%	9.56%	to	7.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
2011	0.80%	to	1.40%	445,923	21.03	to	21.65	11,388,013	8.06%	7.28%	to	6.63%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.80%	to	1.40%	809,875	$24.23	to	$21.59	$17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
2011	0.80%	to	1.40%	797,445	20.09	to	18.34	14,792,818	1.09%	-26.33%	to	-26.78%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
2011	0.80%	to	1.40%	552,304	41.36	to	38.86	25,073,059	1.21%	-17.12%	to	-17.62%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%	8.34%	to	8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
2011	0.65%	to	2.80%	8,101,468	11.86	to	11.19	93,728,667	1.01%	-7.81%	to	-9.80%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%			6.52%
2011			0.40%	92,333			10.90	1,006,692	0.10%			0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
2011			0.40%	424,157			11.03	4,676,395	0.61%			-1.85%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
2011			0.40%	1,230,558			11.06	13,606,615	0.72%			-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
2011			0.40%	148,360			11.00	1,631,286	0.33%			-0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage VT Discovery Fund (SVDF)
2013			1.30%	74			$68.31	$5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
2011			1.30%	74			41.42	3,065	0.00%			-0.88%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
2011	0.40%	to	2.70%	2,029,850	15.80	to	14.11	30,844,147	0.00%	-4.98%	to	-7.17%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
2011			1.10%	951			8.73	8,299	0.67%			-8.28%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
2011	1.15%	to	1.25%	21,348	13.84	to	13.74	293,570	2.67%	7.07%	to	6.96%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
2011	1.40%	to	2.20%	4,361	11.74	to	11.60	51,038	0.00%	-6.86%	to	-7.62%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
2011	0.80%	to	1.40%	2,572,768	20.30	to	19.26	49,919,305	1.30%	-9.00%	to	-9.55%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
2011	0.75%	to	2.55%	4,665,467	8.66	to	11.94	60,579,285	1.03%	-9.18%	to	-10.82%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	to	2.55%	921,943	10.22	to	9.92	10,932,894	0.00%	-9.49%	to	-11.13%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
2011	0.40%	to	2.35%	672,762	9.10	to	8.89	6,042,943	2.60%	-11.91%	to	-13.63%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65%	to	2.80%	4,453,401	7.21	to	16.61	83,075,727	0.37%	-32.77%	to	-34.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%
2011	0.80%	to	2.65%	1,718,984	10.69	to	14.27	26,345,988	0.99%	-16.53%	to	-18.09%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
2011	0.80%	to	3.30%	5,613,198	9.57	to	10.99	70,423,411	1.69%	-11.39%	to	-13.62%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
2011	0.65%	to	2.65%	6,648,136	13.89	to	14.80	106,571,620	5.61%	-1.47%	to	-3.45%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
2011	0.95%	to	2.80%	638,301	12.89	to	12.09	9,464,140	0.25%	-0.58%	to	-2.43%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15%	to	2.20%	293,739	11.34	to	10.46	3,311,354	1.57%	-6.59%	to	-7.58%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
2011	0.80%	to	1.40%	1,853,305	12.19	to	11.85	22,040,608	6.79%	3.22%	to	2.59%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	$14.54	to	$14.30	$87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
2011	0.75%	to	2.80%	7,233,930	12.03	to	12.28	97,191,051	7.75%	3.03%	to	0.91%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
2011	0.80%	to	1.40%	1,075,051	22.93	to	21.63	23,447,431	0.66%	-23.01%	to	-23.48%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
2011	0.75%	to	2.80%	2,598,477	6.11	to	15.47	43,888,708	0.45%	-23.17%	to	-24.76%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
2011	0.80%	to	1.40%	1,510,544	17.66	to	16.65	25,320,360	1.23%	-10.48%	to	-11.03%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
2011	0.80%	to	1.40%	1,866,140	12.92	to	12.19	22,938,366	1.29%	-17.81%	to	-18.30%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
2011	0.40%	to	2.95%	4,998,098	6.70	to	9.56	53,042,961	1.30%	-17.72%	to	-19.82%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80%	to	2.95%	490,830	7.80	to	9.58	5,707,367	0.00%	-8.85%	to	-10.82%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80%	to	2.95%	1,414,528	8.85	to	13.36	22,791,109	0.00%	-8.11%	to	-10.10%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80%	to	1.40%	399,375	15.18	to	14.49	5,818,090	8.13%	7.28%	to	6.63%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80%	to	1.40%	551,256	21.46	to	20.49	11,367,873	1.24%	-26.35%	to	-26.79%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75%	to	2.80%	3,469,671	9.84	to	9.50	54,489,679	1.02%	-17.02%	to	-18.74%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
2011	0.80%	to	1.40%	4,100,818	8.41	to	8.22	33,815,868	1.26%	-10.09%	to	-10.63%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
2011	0.80%	to	1.40%	415,870	13.70	to	13.00	5,441,335	1.76%	-16.78%	to	-17.29%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
2011	0.40%	to	3.30%	5,935,093	6.25	to	7.73	52,384,680	1.81%	-16.73%	to	-19.16%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80%	to	1.40%	175,763	2.80	to	2.72	482,217	9.26%	-2.66%	to	-3.25%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95%	to	2.75%	2,632,631	2.79	to	2.56	7,156,844	8.99%	-2.99%	to	-4.75%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80%	to	1.40%	7,881	3.03	to	2.93	23,296	12.77%	-3.12%	to	-3.70%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95%	to	2.35%	642,234			3.60	2,495,365	9.54%	-3.48%	to	-4.84%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
2011			1.30%	5			54.36	272	0.00%			-1.51%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	$13.29	to	$17.89	$3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%
2011	0.80%	to	2.80%	335,319	8.29	to	10.56	4,222,440	0.00%	-1.85%	to	-3.83%

2015	Reserves for annuity contracts in payout phase:							9,994,873
2015	Contract owners equity:							$45,303,722,763
2014	Reserves for annuity contracts in payout phase:							9,682,634
2014	Contract owners equity:							$45,160,288,424
2013	Reserves for annuity contracts in payout phase:							10,085,658
2013	Contract owners equity:							$41,548,378,750
2012	Reserves for annuity contracts in payout phase:							8,281,156
2012	Contract owners equity:							$33,972,994,748
2011	Reserves for annuity contracts in payout phase:							8,361,300
2011	Contract owners equity:							$29,793,903,432
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.